UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332 and 811-08162

Name of Fund: BlackRock Funds III and Master Investment Portfolio

BlackRock Funds III
BlackRock Russell 1000® Index Fund
BlackRock ACWI ex-US Index Fund
BlackRock CoreAlpha Bond Fund
BlackRock Bond Index Fund
BlackRock S&P 500 Stock Fund
LifePath® Retirement Portfolio
LifePath 2020 Portfolio®
LifePath® 2025 Portfolio
LifePath 2030 Portfolio®
LifePath® 2035 Portfolio
LifePath 2040 Portfolio®
LifePath® 2045 Portfolio
LifePath® 2050 Portfolio
LifePath® 2055 Portfolio
LifePath® Index Retirement Portfolio
LifePath® Index 2020 Portfolio
LifePath® Index 2025 Portfolio
LifePath® Index 2030 Portfolio
LifePath® Index 2035 Portfolio
LifePath® Index 2040 Portfolio
LifePath® Index 2045 Portfolio
LifePath® Index 2050 Portfolio
LifePath® Index 2055 Portfolio
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Prime
BlackRock Cash Funds: Government
BlackRock Cash Funds: Treasury
Master Investment Portfolio
Russell 1000® Index Master Portfolio
ACWI ex-US Index Master Portfolio
Bond Index Master Portfolio
S&P 500 Stock Master Portfolio
LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®
LifePath® 2025 Master Portfolio
LifePath 2030 Master Portfolio®
LifePath® 2035 Master Portfolio
LifePath 2040 Master Portfolio®
LifePath® 2045 Master Portfolio
LifePath® 2050 Master Portfolio
LifePath® 2055 Master Portfolio
LifePath® Index Retirement Master Portfolio
LifePath® Index 2020 Master Portfolio
LifePath® Index 2025 Master Portfolio
LifePath® Index 2030 Master Portfolio
LifePath® Index 2035 Master Portfolio
LifePath® Index 2040 Master Portfolio
LifePath® Index 2045 Master Portfolio
LifePath® Index 2050 Master Portfolio
LifePath® Index 2055 Master Portfolio
Active Stock Master Portfolio
CoreAlpha Bond Master Portfolio
Money Market Master Portfolio
Prime Money Market Master Portfolio
Government Money Market Master Portfolio
Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III

and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$52,470,106

Total Investments (Cost – $48,319,371) – 100.0%	52,470,106
Other Assets Less Liabilities – 0.0%	15,712

Net Assets – 100.0%	$52,485,818

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $52,470,106 and 43.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock ACWI ex-US Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex-US Index Master Portfolio of Master Investment Portfolio	$18,124,788

Total Investments (Cost – $19,851,516) – 100.0%	18,124,788
Liabilities in Excess of Other Assets – (0.0)%	(77,208)

Net Assets – 100.0%	$18,047,579

BlackRock ACWI ex-US Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex-US Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $18,124,788 and 18.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$73,487,571

Total Investments (Cost – $72,782,769) – 99.1%	73,487,571
Other Assets Less Liabilities – 0.9%	671,195

Net Assets – 100.0%	$74,158,766

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $73,487,571 and 2.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$131,292,942

Total Investments (Cost – $124,589,797) – 99.7%	131,292,942
Other Assets Less Liabilities – 0.3%	381,942

Net Assets – 100.0%	$131,674,884

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $131,292,942 and 70.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$384,163,736

Total Investments (Cost – $283,257,419) – 100.0%	384,163,736
Other Assets Less Liabilities – 0.0%	132,505

Net Assets – 100.0%	$384,296,241

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $384,163,736 and 15.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$618,850,023

Total Investments (Cost – $552,032,174) – 101.1%	618,850,023
Liabilities in Excess of Other Assets – (1.1)%	(6,683,644)

Net Assets – 100.0%	$612,166,379

LifePath Retirement Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $618,850,023 and 43.9%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,191,818,026

Total Investments (Cost – $1,020,733,268) – 101.9%	1,191,818,026
Liabilities in Excess of Other Assets – (1.9)%	(21,649,686)

Net Assets – 100.0%	$1,170,168,340

LifePath 2020 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,191,818,026 and 48.6%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$15,608,804

Total Investments (Cost – $14,777,045) – 99.9%	15,608,804
Other Assets Less Liabilities – 0.1%	21,713

Net Assets – 100.0%	$15,630,517

LifePath 2025 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $15,608,804 and 99.9%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$1,040,165,448

Total Investments (Cost – $913,574,345) – 101.9%	1,040,165,448
Liabilities in Excess of Other Assets – (1.9)%	(19,455,641)

Net Assets – 100.0%	$1,020,709,807

LifePath 2030 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,040,165,448 and 48.4%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$10,633,864

Total Investments (Cost – $10,055,238) – 99.9%	10,633,864
Other Assets Less Liabilities – 0.1%	14,161

Net Assets – 100.0%	$10,648,025

LifePath 2035 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $10,633,864 and 99.9%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$824,992,134

Total Investments (Cost – $693,077,354) – 100.7%	824,992,134
Liabilities in Excess of Other Assets – (0.7)%	(5,526,471)

Net Assets – 100.0%	$819,465,663

LifePath 2040 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $824,992,134 and 50.4%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$4,893,192

Total Investments (Cost – $4,591,458) – 99.7%	4,893,192
Other Assets Less Liabilities – 0.3%	12,385

Net Assets – 100.0%	$4,905,577

LifePath 2045 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $4,893,192 and 99.7%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$127,808,191

Total Investments (Cost – $116,895,255) – 101.2%	127,808,191
Liabilities in Excess of Other Assets – (1.2)%	(1,464,890)

Net Assets – 100.0%	$126,343,301

LifePath 2050 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $127,808,191 and 60.5%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$927,996

Total Investments (Cost – $855,643) – 97.6%	927,996
Other Assets Less Liabilities – 2.4%	22,911

Net Assets – 100.0%	$950,907

LifePath 2055 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $927,996 and 98.6%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$35,459,534

Total Investments (Cost – $35,022,308) – 99.5%	35,459,534
Other Assets Less Liabilities – 0.5%	190,994

Net Assets – 100.0%	$35,650,528

LifePath Index Retirement Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $35,459,534 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$51,033,110

Total Investments (Cost – $49,834,914) – 99.8%	51,033,110
Other Assets Less Liabilities – 0.2%	112,508

Net Assets – 100.0%	$51,145,618

LifePath Index 2020 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $51,033,110 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$6,368,344

Total Investments (Cost – $6,232,444) – 99.4%	6,368,344
Other Assets Less Liabilities – 0.6%	35,925

Net Assets – 100.0%	$6,404,269

LifePath Index 2025 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $6,368,344 and 99.8%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$41,355,146

Total Investments (Cost – $40,036,907) – 99.9%	41,355,146
Other Assets Less Liabilities – 0.1%	47,219

Net Assets – 100.0%	$41,402,365

LifePath Index 2030 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $41,355,146 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$3,995,533

Total Investments (Cost – $3,898,965) – 99.7%	3,995,533
Other Assets Less Liabilities – 0.3%	11,724

Net Assets – 100.0%	$4,007,257

LifePath Index 2035 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $3,995,533 and 99.7%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$26,012,296

Total Investments (Cost – $25,145,356) – 99.7%	26,012,296
Other Assets Less Liabilities – 0.3%	66,231

Net Assets – 100.0%	$26,078,527

LifePath Index 2040 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $26,012,296 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$2,949,615

Total Investments (Cost – $2,869,206) – 99.7%	2,949,615
Other Assets Less Liabilities – 0.3%	8,360

Net Assets – 100.0%	$2,957,975

LifePath Index 2045 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $2,949,615 and 99.7%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$4,422,656

Total Investments (Cost – $4,254,714) – 99.7%	4,422,656
Other Assets Less Liabilities – 0.3%	13,712

Net Assets – 100.0%	$4,436,368

LifePath Index 2050 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $4,422,656 and 99.8%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$2,371,158

Total Investments (Cost – $2,306,670) – 99.72%	2,371,158
Other Assets Less Liabilities – 0.28%	6,717

Net Assets – 100.0%	$2,377,875

LifePath Index 2055 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $2,371,158 and 99.6%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$30,930,736,222

Total Investments (Cost – $30,930,736,222) – 100.0%	30,930,736,222
Liabilities in Excess of Other Assets – (0.0)%	(5,059,599)

Net Assets – 100.0%	$30,925,676,623

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $30,930,736,222 and 98.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$7,964,214,530

Total Investments (Cost – $7,964,214,530) – 100.0%	7,964,214,530
Liabilities in Excess of Other Assets – (0.0)%	(1,559,618)

Net Assets – 100.0%	$7,962,654,912

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $7,964,214,530 and 83.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Government Money Market Master Portfolio of Master Investment Portfolio	$8,471,108

Total Investments (Cost – $8,471,108) – 100.0%	8,471,108
Liabilities in Excess of Other Assets – (0.0)%	(3,965)

Net Assets – 100.0%	$8,467,143

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $8,471,108 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$953,345,943

Total Investments (Cost – $953,345,943) – 100.0%	953,345,943
Liabilities in Excess of Other Assets – (0.0)%	(42,142)

Net Assets – 100.0%	$953,303,801

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $953,345,943 and 55.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary – 11.8%
Auto Components – 0.4%
Autoliv, Inc.(a)	733	$49,148
BorgWarner, Inc.(a)(b)	901	75,990
Delphi Automotive Plc(b)	958	30,273
Federal-Mogul Corp.(b)	137	2,358
Gentex Corp.	1,174	28,763
The Goodyear Tire & Rubber Co.(b)	2,009	22,541
Johnson Controls, Inc.	5,593	181,660
Lear Corp.	865	40,214
TRW Automotive Holdings Corp.(b)	838	38,925
Visteon Corp.(b)	420	22,260

		492,132

Automobiles – 0.6%
Ford Motor Co.	30,803	384,730
General Motors Co.(b)	6,256	160,466
Harley-Davidson, Inc.(a)	1,943	95,362
Tesla Motors, Inc.(a)(b)	468	17,428
Thor Industries, Inc.(a)	346	10,920

		668,906

Distributors – 0.1%
Genuine Parts Co.	1,294	81,198
LKQ Corp.(b)	1,200	37,404

		118,602

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(b)	915	35,356
Career Education Corp.(b)	462	3,724
DeVry, Inc.	573	19,407
Education Management Corp.(b)	289	3,956
H&R Block, Inc.	2,511	41,356
ITT Educational Services, Inc.(a)(b)	205	13,559
Service Corp. International	1,879	21,158
Weight Watchers International, Inc.(a)(b)	244	18,834

		157,350

Hotels, Restaurants & Leisure – 2.1%
Bally Technologies, Inc.(b)	371	17,344
Brinker International, Inc.(a)	677	18,651
Carnival Corp.	3,507	112,505
Chipotle Mexican Grill, Inc.(b)	256	107,008
Choice Hotels International, Inc.	257	9,596
Darden Restaurants, Inc.	1,057	54,076
Dunkin’ Brands Group, Inc.	249	7,498
Hyatt Hotels Corp, Class A(b)	371	15,849
International Game Technology(a)	2,467	41,421
Las Vegas Sands Corp.	3,234	186,181
Marriott International, Inc., Class A(a)	2,133	80,734
Marriott Vacations Worldwide Corp.(b)	205	5,845
McDonald’s Corp.	8,572	840,913
MGM Resorts International(b)	2,898	39,471
Panera Bread Co., Class A(b)	239	38,460
Penn National Gaming, Inc.(b)	558	23,983

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Royal Caribbean Cruises Ltd.	1,110	$32,667
Starbucks Corp.	6,198	346,406
Starwood Hotels & Resorts Worldwide, Inc.	1,604	90,482
The Wendy’s Co.	2,331	11,678
WMS Industries, Inc.(b)	453	10,750
Wyndham Worldwide Corp.	1,200	55,812
Wynn Resorts Ltd.	525	65,562
Yum! Brands, Inc.	3,851	274,114

		2,487,006

Household Durables – 0.4%
D.R. Horton, Inc.(a)	2,301	34,906
Garmin Ltd.	884	41,504
Harman International Industries, Inc.	575	26,916
Jarden Corp.	755	30,374
Leggett & Platt, Inc.(a)	1,176	27,060
Lennar Corp., Class A(a)	1,318	35,823
Mohawk Industries, Inc.(b)	467	31,060
Newell Rubbermaid, Inc.	2,395	42,655
NVR, Inc.(b)	41	29,779
PulteGroup, Inc.(b)	2,809	24,860
Tempur-Pedic International, Inc.(b)	525	44,326
Toll Brothers, Inc.(b)	1,208	28,980
Tupperware Brands Corp.	472	29,972
Whirlpool Corp.(a)	627	48,191

		476,406

Internet & Catalog Retail – 0.9%
Amazon.com, Inc.(b)	3,004	608,340
Expedia, Inc.(a)	798	26,685
Groupon, Inc.(a)(b)	304	5,588
HomeAway, Inc.(b)	76	1,928
Liberty Interactive Corp. Series A(b)	4,944	94,381
NetFlix, Inc.(b)	455	52,343
priceline.com, Inc.(b)	410	294,175
TripAdvisor, Inc.(a)(b)	798	28,465

		1,111,905

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(a)	949	34,847
Mattel, Inc.	2,859	96,234
Polaris Industries, Inc.	533	38,456

		169,537

Media – 3.3%
AMC Networks, Inc., Class A(b)	453	20,217
Cablevision Systems Corp.	1,787	26,233
CBS Corp., Class B	5,513	186,946
Charter Communications, Inc.(b)	416	26,395
Clear Channel Outdoor Holdings, Inc., Class A(b)	327	2,609
Comcast Corp, Class A	22,787	683,838
DIRECTV, Class A(b)	5,836	287,948
Discovery Communications, Inc.(b)	2,174	110,004
DISH Network Corp.	1,646	54,203
DreamWorks Animation SKG, Inc.(a)(b)	614	11,328
Gannett Co., Inc.	1,978	30,323
Interpublic Group of Cos., Inc.	3,794	43,290
John Wiley & Sons, Inc., Class A	395	18,798
Lamar Advertising Co.(b)	506	16,400
Liberty Global, Inc.(b)	2,280	114,182
Liberty Media Corp. - Liberty Capital(b)	963	84,888

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Media (concluded)
Madison Square Garden, Inc.(b)	520	$17,784
The McGraw-Hill Cos., Inc.	2,286	110,802
Morningstar, Inc.(a)	190	11,980
News Corp., Class A	17,879	352,038
Omnicom Group, Inc.	2,312	117,103
Pandora Media, Inc.(b)	146	1,491
Regal Entertainment Group	718	9,765
Scripps Networks Interactive, Inc., Class A	731	35,592
Sirius XM Radio, Inc.(b)	32,459	74,980
Thomson Reuters Corp.(a)	3,094	89,417
Time Warner Cable, Inc.	2,635	214,753
Time Warner, Inc.	8,277	312,457
Viacom, Inc., Class B	4,559	216,370
Virgin Media, Inc.(a)	2,295	57,329
The Walt Disney Co.	14,789	647,462
The Washington Post Co., Class B(a)	44	16,437

		4,003,362

Multiline Retail – 0.8%
Big Lots, Inc.(b)	539	23,188
Dillard’s Inc, Class A(a)	269	16,952
Dollar General Corp.(b)	815	37,653
Dollar Tree, Inc.(b)	938	88,632
Family Dollar Stores, Inc.	1,006	63,660
J.C. Penney Co., Inc.(a)	1,360	48,185
Kohl’s Corp.	2,084	104,263
Macy’s, Inc.(a)	3,502	139,134
Nordstrom, Inc.	1,267	70,597
Sears Holdings Corp.(a)(b)	318	21,067
Target Corp.	5,699	332,081

		945,412

Specialty Retail – 2.2%
Aaron’s, Inc.	652	16,887
Abercrombie & Fitch Co., Class A	722	35,818
Advance Auto Parts, Inc.	607	53,762
American Eagle Outfitters, Inc.	1,603	27,556
AutoNation, Inc.(b)	275	9,435
AutoZone, Inc.(b)	208	77,334
Bed Bath & Beyond, Inc.(b)	2,079	136,736
Best Buy Co., Inc.(a)	2,426	57,448
CarMax, Inc.(b)	1,858	64,380
Chico’s FAS, Inc.	1,453	21,940
Dick’s Sporting Goods, Inc.	775	37,262
DSW Inc, Class A	187	10,242
Foot Locker, Inc.	1,273	39,527
GameStop Corp., Class A(a)	1,162	25,378
The Gap, Inc.	2,908	76,015
Guess?, Inc.	550	17,188
The Home Depot, Inc.	13,204	664,293
Limited Brands, Inc.	2,051	98,448
Lowe’s Cos., Inc.	10,767	337,868
O’Reilly Automotive, Inc.(b)	1,055	96,374
Orchard Supply Hardware Stores Corp., Class A(b)	6	124
PetSmart, Inc.	933	53,386
RadioShack Corp.(a)	709	4,410
Ross Stores, Inc.	1,933	112,307
Sally Beauty Holdings, Inc.(b)	796	19,741
Signet Jewelers Ltd.	714	33,758
Staples, Inc.	5,865	94,896
Tiffany & Co.	1,050	72,586
The TJX Cos., Inc.(a)	6,384	253,509

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Specialty Retail (concluded)
Tractor Supply Co.	594	$53,793
Ulta Salon Cosmetics & Fragrance, Inc.	373	34,648
Urban Outfitters, Inc.(b)	893	25,995
Williams-Sonoma, Inc.	864	32,383

		2,695,427

Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.	2,421	187,095
Deckers Outdoor Corp.(b)	318	20,050
Fossil, Inc.(b)	430	56,751
Hanesbrands, Inc.(b)	794	23,455
Michael Kors Holdings Ltd.(b)	457	21,292
NIKE, Inc., Class B	2,953	320,223
PVH Corp.	491	43,861
Ralph Lauren Corp.	516	89,954
Under Armour Inc, Class A(b)	299	28,106
VF Corp.	715	104,376

		895,163

Total Consumer Discretionary		14,221,208

Consumer Staples – 9.7%
Beverages – 2.1%
Beam, Inc.	1,268	74,267
Brown-Forman Corp., Class B	843	70,298
The Coca-Cola Co.	16,318	1,207,695
Coca-Cola Enterprises, Inc.	2,488	71,157
Constellation Brands, Inc.(b)	1,401	33,049
Dr Pepper Snapple Group, Inc.	1,821	73,222
Molson Coors Brewing Co., Class B	1,104	49,956
Monster Beverage Corp.(b)	1,152	71,528
PepsiCo Inc.	13,058	866,398

		2,517,570

Food & Staples Retailing – 2.0%
Costco Wholesale Corp.	3,613	328,060
CVS Caremark Corp.	11,207	502,074
The Kroger Co.	4,701	113,905
Safeway, Inc.(a)	2,238	45,230
SUPERVALU, Inc.(a)	1,664	9,502
Sysco Corp.	4,867	145,329
Wal-Mart Stores, Inc.	14,659	897,131
Walgreen Co.	7,570	253,519
Whole Foods Market, Inc.	1,272	105,830

		2,400,580

Food Products – 1.7%
Archer Daniels Midland Co.	5,569	176,315
Bunge Ltd.	1,211	82,881
Campbell Soup Co.(a)	1,459	49,387
ConAgra Foods, Inc.	3,363	88,312
Corn Products International, Inc.	629	36,262
Dean Foods Co.(b)	1,551	18,783
Flowers Foods, Inc.	944	19,229
General Mills, Inc.	5,269	207,862
Green Mountain Coffee Roasters, Inc.(b)	1,011	47,355
H.J. Heinz Co.(a)	2,647	141,747
The Hershey Co.	1,250	76,663
Hormel Foods Corp.	1,129	33,328
The J.M. Smucker Co.	954	77,617

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Food Products (concluded)
Kellogg Co.	2,023	$108,493
Kraft Foods, Inc., Class A	13,656	519,065
McCormick & Co., Inc.	1,090	59,329
Mead Johnson Nutrition Co.	1,681	138,649
Post Holdings, Inc.(b)	259	8,529
Ralcorp Holdings, Inc.(b)	453	33,563
Sara Lee Corp.	4,812	103,602
Smithfield Foods, Inc.(b)	1,366	30,093
Tyson Foods, Inc., Class A	2,476	47,415

		2,104,479

Household Products – 2.0%
Church & Dwight Co., Inc.(a)	1,176	57,847
The Clorox Co.	1,097	75,419
Colgate-Palmolive Co.	4,042	395,227
Energizer Holdings, Inc.(b)	542	40,206
Kimberly-Clark Corp.	3,246	239,847
The Procter & Gamble Co.	23,053	1,549,392

		2,357,938

Personal Products – 0.2%
Avon Products, Inc.	3,538	68,496
The Estee Lauder Cos., Inc., Class A	1,856	114,961
Herbalife Ltd.	981	67,512

		250,969

Tobacco – 1.7%
Altria Group, Inc.	17,300	534,051
Lorillard, Inc.	1,110	143,723
Philip Morris International, Inc.	14,689	1,301,592
Reynolds American, Inc.	2,757	114,250

		2,093,616

Total Consumer Staples		11,725,152

Energy – 10.7%
Energy Equipment & Services – 1.8%
Atwood Oceanics, Inc.(b)	468	21,009
Baker Hughes, Inc.	3,575	149,935
Cameron International Corp.(b)	2,015	106,452
CARBO Ceramics, Inc.(a)	167	17,610
Core Laboratories NV	375	49,339
Diamond Offshore Drilling, Inc.(a)	566	37,781
Dresser-Rand Group, Inc.(b)	619	28,715
FMC Technologies, Inc.(b)	1,977	99,680
Halliburton Co.(a)	7,563	251,016
Helmerich & Payne, Inc.	784	42,297
McDermott International, Inc.(b)	1,930	24,723
Nabors Industries Ltd.(b)	2,364	41,346
National Oilwell Varco, Inc.	3,500	278,145
Oceaneering International, Inc.(a)	893	48,124
Oil States International, Inc.(b)	421	32,863
Patterson-UTI Energy, Inc.	1,271	21,976
Rowan Cos., Inc.(b)	1,049	34,544
RPC, Inc.(a)	636	6,748
Schlumberger Ltd.	11,211	783,985
SEACOR Holdings, Inc.(b)	186	17,815
Superior Energy Services, Inc.(b)	1,269	33,451
Tidewater, Inc.	427	23,067
Unit Corp.(b)	364	15,565

		2,166,186

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Oil, Gas & Consumable Fuels – 8.9%
Alpha Natural Resources, Inc.(b)	1,864	$28,351
Anadarko Petroleum Corp.	4,115	322,369
Apache Corp.	3,171	318,495
Arch Coal, Inc.(a)	1,741	18,646
Cabot Oil & Gas Corp.	1,719	53,581
Chesapeake Energy Corp.	5,409	125,327
Chevron Corp.	16,602	1,780,398
Cimarex Energy Co.(a)	704	53,131
Cobalt International Energy, Inc.(b)	974	29,249
Concho Resources, Inc.(b)	850	86,768
ConocoPhillips	10,969	833,754
CONSOL Energy, Inc.	1,864	63,562
Continental Resources, Inc.(b)	345	29,608
Denbury Resources, Inc.(b)	3,306	60,268
Devon Energy Corp.	3,496	248,636
El Paso Corp.	6,341	187,377
Energen Corp.	593	29,146
EOG Resources, Inc.	2,218	246,420
EQT Corp.	1,105	53,272
EXCO Resources, Inc.(a)	1,329	8,811
Exxon Mobil Corp.	40,676	3,527,829
Forest Oil Corp.(b)	890	10,787
Hess Corp.	2,530	149,143
HollyFrontier Corp.	1,570	50,476
Kinder Morgan, Inc.(a)	1,405	54,303
Kosmos Energy Ltd.(a)(b)	211	2,794
Laredo Petroleum Holdings, Inc.(b)	174	4,079
Marathon Oil Corp.	5,872	186,142
Marathon Petroleum Corp.	2,928	126,958
Murphy Oil Corp.	1,591	89,526
Newfield Exploration Co.(b)	1,106	38,356
Noble Energy, Inc.	1,472	143,932
Occidental Petroleum Corp.	6,717	639,660
Peabody Energy Corp.	2,227	64,494
Pioneer Natural Resources Co.	1,027	114,603
Plains Exploration & Production Co.(b)	1,012	43,162
QEP Resources, Inc.	1,454	44,347
Quicksilver Resources, Inc.(a)(b)	840	4,234
Range Resources Corp.	1,322	76,861
SandRidge Energy, Inc.(a)(b)	3,373	26,411
SM Energy Co.	523	37,013
Southwestern Energy Co.(b)	2,861	87,547
Spectra Energy Corp.	5,353	168,887
Sunoco, Inc.	888	33,877
Teekay Corp.	331	11,502
Tesoro Corp.(b)	1,183	31,752
Ultra Petroleum Corp.(a)(b)	1,258	28,469
Valero Energy Corp.	4,690	120,861
Whiting Petroleum Corp.(b)	965	52,399
The Williams Cos., Inc.	4,903	151,061
WPX Energy, Inc.(b)	1,613	29,050

		10,727,684

Total Energy		12,893,870

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Financials – 15.2%
Capital Markets – 2.0%
Affiliated Managers Group, Inc.(b)	428	$47,855
American Capital Ltd.(b)	2,724	23,617
Ameriprise Financial, Inc.	1,861	106,319
Ares Capital Corp.	1,823	29,806
The Bank of New York Mellon Corp.	10,263	247,646
BlackRock, Inc.(c)	704	144,250
The Charles Schwab Corp.	8,614	123,783
E*Trade Financial Corp.(b)	2,064	22,601
Eaton Vance Corp.(a)	977	27,923
Federated Investors, Inc., Class B(a)	777	17,413
Franklin Resources, Inc.	1,192	147,844
The Goldman Sachs Group, Inc.	4,279	532,179
Greenhill & Co., Inc.(a)	256	11,172
Invesco Ltd.	3,800	101,346
Janus Capital Group, Inc.	1,663	14,817
Jefferies Group, Inc.	1,122	21,138
Lazard Ltd, Class A	912	26,047
Legg Mason, Inc.	1,150	32,119
LPL Investment Holdings, Inc.(b)	297	11,268
Morgan Stanley	12,770	250,803
Northern Trust Corp.	1,786	84,746
Raymond James Financial, Inc.(a)	901	32,913
SEI Investments Co.	1,199	24,807
State Street Corp.	4,156	189,098
T Rowe Price Group, Inc.	2,136	139,481
TD Ameritrade Holding Corp.	1,800	35,532
Waddell & Reed Financial, Inc.	711	23,043

		2,469,566

Commercial Banks – 2.8%
Associated Banc-Corp.	1,445	20,172
Bank of Hawaii Corp.	403	19,485
BB&T Corp.(a)	5,741	180,210
BOK Financial Corp.(a)	201	11,312
CapitalSource, Inc.	1,926	12,712
CIT Group, Inc.(b)	1,649	68,005
City National Corp.	391	20,516
Comerica, Inc.	1,653	53,491
Commerce Bancshares, Inc.(a)	639	25,892
Cullen/Frost Bankers, Inc.	438	25,487
East West Bancorp, Inc.	1,224	28,262
Fifth Third Bancorp	7,556	106,162
First Citizens Bancshares, Inc., Class A	51	9,317
First Horizon National Corp.	2,167	22,493
First Niagara Financial Group, Inc.	2,862	28,162
First Republic Bank(b)	618	20,357
Fulton Financial Corp.	1,705	17,902
Huntington Bancshares, Inc.	7,102	45,808
KeyCorp	7,821	66,478
M&T Bank Corp.(a)	1,032	89,660
PNC Financial Services Group, Inc.(c)	4,328	279,113
Popular, Inc.(b)	8,731	17,899
Regions Financial Corp.	11,786	77,670
SunTrust Banks, Inc.	4,416	106,735
Synovus Financial Corp.(a)	3,304	6,773
TCF Financial Corp.(a)	1,385	16,468
U.S. Bancorp	15,923	504,441
Valley National Bancorp(a)	1,547	20,034
Wells Fargo & Co.	40,626	1,386,972
Zions BanCorp.(a)	1,512	32,447

		3,320,435

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Consumer Finance – 0.8%
American Express Co.	8,684	$502,456
Capital One Financial Corp.	4,124	229,872
Discover Financial Services	4,548	151,630
Green Dot Corp., Class A(a)(b)	157	4,164
SLM Corp.	4,338	68,367

		956,489

Diversified Financial Services – 3.1%
Bank of America Corp.	88,660	848,476
CBOE Holdings, Inc.	411	11,681
Citigroup, Inc.	24,006	877,419
CME Group, Inc.	552	159,710
Interactive Brokers Group, Inc., Class A	277	4,709
IntercontinentalExchange, Inc.(b)	605	83,139
JPMorgan Chase & Co.	32,818	1,508,972
Leucadia National Corp.	1,625	42,413
Moody’s Corp.	1,639	69,002
MSCI, Inc.(b)	988	36,368
The NASDAQ OMX Group, Inc.(b)	1,017	26,340
NYSE Euronext	2,153	64,612

		3,732,841

Insurance – 3.6%
ACE Ltd.	2,784	203,789
Aflac, Inc.	3,855	177,291
Alleghany Corp.(b)	124	40,808
Allied World Assurance Co. Holdings Ltd.	314	21,562
The Allstate Corp.	4,362	143,597
American Financial Group, Inc.	633	24,421
American International Group, Inc.(b)	3,635	112,067
American National Insurance Co.	56	4,061
Aon Corp.	2,719	133,394
Arch Capital Group Ltd.(b)	1,086	40,443
Arthur J Gallagher & Co.	979	34,989
Aspen Insurance Holdings Ltd.	612	17,099
Assurant, Inc.	670	27,135
Assured Guaranty Ltd.	1,515	25,028
Axis Capital Holdings Ltd.	1,065	35,326
Berkshire Hathaway, Inc., Class B(b)	14,459	1,173,348
Brown & Brown, Inc.	958	22,781
Chubb Corp.	2,242	154,945
Cincinnati Financial Corp.(a)	1,203	41,516
CNA Financial Corp.	258	7,567
Endurance Specialty Holdings Ltd.	365	14,841
Erie Indemnity Co., Class A	237	18,472
Everest Re Group Ltd.	378	34,973
Fidelity National Financial, Inc.	1,837	33,121
Genworth Financial, Inc., Class A(b)	4,036	33,579
The Hanover Insurance Group, Inc.	398	16,366
Hartford Financial Services Group, Inc.	3,662	77,195
HCC Insurance Holdings, Inc.	876	27,305
Kemper Corp.	390	11,809
Lincoln National Corp.	2,334	61,524
Loews Corp.	2,606	103,901
Markel Corp.(b)	80	35,915
Marsh & McLennan Cos., Inc.	4,573	149,949
MBIA, Inc.(b)	1,157	11,339

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Insurance (concluded)
Mercury General Corp.	107	$4,680
MetLife, Inc.	6,790	253,606
Old Republic International Corp.	2,138	22,556
PartnerRe Ltd.	555	37,679
Principal Financial Group, Inc.	2,510	74,070
The Progressive Corp.	5,104	118,311
Protective Life Corp.	713	21,119
Prudential Financial, Inc.	4,018	254,701
Reinsurance Group of America, Inc.	608	36,158
RenaissanceRe Holdings Ltd.	426	32,261
StanCorp Financial Group, Inc.(a)	396	16,212
Torchmark Corp.	823	41,027
The Travelers Cos., Inc.	3,241	191,867
Unum Group	2,405	58,874
Validus Holdings Ltd.	648	20,056
White Mountains Insurance Group Ltd.	48	24,083
WR Berkley Corp.	940	33,953
XL Group Plc	2,545	55,201

		4,367,870

Real Estate Investment Trusts (REITs) – 2.7%
Alexandria Real Estate Equities, Inc.(a)	508	37,150
American Capital Agency Corp.	2,503	73,939
American Tower Corp.	3,273	206,264
Annaly Capital Management, Inc.	7,822	123,744
Apartment Investment & Management Co.	983	25,961
AvalonBay Communities, Inc.	773	109,264
Boston Properties, Inc.	1,197	125,673
Brandywine Realty Trust(a)	1,053	12,088
BRE Properties, Inc.	614	31,038
Camden Property Trust	577	37,938
Chimera Investment Corp.	8,451	23,916
CommonWealth REIT	650	12,103
Corporate Office Properties Trust	598	13,880
DDR Corp.(a)	1,886	27,536
Digital Realty Trust, Inc.	895	66,203
Douglas Emmett, Inc.	1,143	26,072
Duke Realty Corp.(a)	2,078	29,798
Equity Residential	2,456	153,795
Essex Property Trust, Inc.(a)	290	43,938
Federal Realty Investment Trust(a)	512	49,556
General Growth Properties, Inc.	4,636	78,766
HCP, Inc.	3,339	131,757
Health Care REIT, Inc.(a)	1,752	96,290
Hospitality Properties Trust	1,016	26,893
Host Hotels & Resorts, Inc.(a)	5,644	92,674
Kimco Realty Corp.(a)	3,347	64,463
Liberty Property Trust	947	33,827
Mack-Cali Realty Corp.	723	20,837
Piedmont Office Realty Trust, Inc.(a)	1,421	25,223
Plum Creek Timber Co., Inc.(a)	1,332	55,358
ProLogis, Inc.	3,774	135,939
Public Storage	1,170	161,659
Rayonier, Inc.(a)	1,001	44,134
Realty Income Corp.(a)	1,096	42,448
Regency Centers Corp.	740	32,915
Rouse Properties, Inc.(a)(b)	178	2,410
Senior Housing Properties Trust	1,338	29,503
Simon Property Group, Inc.	2,426	353,420
SL Green Realty Corp.	731	56,689
Taubman Centers, Inc.	396	28,888
The Macerich Co.	1,077	62,197
UDR, Inc.	1,787	47,731

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Ventas, Inc.(a)	2,085	$119,053
Vornado Realty Trust(a)	1,515	127,563
Weingarten Realty Investors	993	26,245
Weyerhaeuser Co.	4,430	97,106

		3,223,844

Real Estate Management & Development – 0.1%
CB Richard Ellis Group Inc.(b)	2,403	47,964
Forest City Enterprises, Inc., Class A(a)(b)	1,178	18,448
The Howard Hughes Corp.(b)	168	10,730
Jones Lang LaSalle, Inc.	353	29,408
The St Joe Co.(a)(b)	564	10,722

		117,272

Thrifts & Mortgage Finance – 0.1%
BankUnited, Inc.	320	8,000
Capitol Federal Financial, Inc.	1,444	17,126
Hudson City Bancorp, Inc.	3,896	28,480
New York Community Bancorp, Inc.(a)	3,597	50,034
People’s United Financial, Inc.	3,097	41,004
TFS Financial Corp.(b)	779	7,400
Washington Federal, Inc.	968	16,282

		168,326

Total Financials		18,356,643

Health Care – 11.2%
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.(b)	1,534	142,447
Amgen, Inc.	6,580	447,374
Amylin Pharmaceuticals, Inc.(b)	1,207	30,127
Biogen Idec, Inc.(b)	1,997	251,562
BioMarin Pharmaceutical, Inc.(b)	912	31,236
Celgene Corp.(b)	3,630	281,398
Dendreon Corp.(a)(b)	1,330	14,171
Gilead Sciences, Inc.(b)	6,509	317,965
Human Genome Sciences, Inc.(a)(b)	1,480	12,195
Myriad Genetics, Inc.(b)	736	17,414
Regeneron Pharmaceuticals, Inc.(b)	600	69,972
United Therapeutics Corp.(b)	388	18,286
Vertex Pharmaceuticals, Inc.(b)	1,694	69,471

		1,703,618

Health Care Equipment & Supplies – 1.8%
Alere, Inc.(b)	647	16,829
Baxter International, Inc.	4,718	282,042
Becton Dickinson & Co.	1,825	141,711
Boston Scientific Corp.(b)	11,937	71,383
C.R. Bard, Inc.	705	69,598
CareFusion Corp.(b)	1,838	47,659
The Cooper Cos., Inc.	380	31,050
Covidien Plc	4,093	223,805
DENTSPLY International, Inc.(a)	1,158	46,471
Edwards Lifesciences Corp.(b)	943	68,584
Gen-Probe, Inc.(b)	374	24,837
Hill-Rom Holdings, Inc.	533	17,808
Hologic, Inc.(b)	2,151	46,354
IDEXX Laboratories, Inc.(b)	472	41,276
Intuitive Surgical, Inc.(b)	327	177,152
Medtronic, Inc.	8,849	346,792

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Health Care Equipment & Supplies (concluded)
ResMed, Inc.(b)	1,186	$36,659
Sirona Dental Systems, Inc.(b)	459	23,657
St. Jude Medical, Inc.	2,705	119,859
Stryker Corp.(a)	2,615	145,080
Teleflex, Inc.(a)	338	20,669
Thoratec Corp.(b)	494	16,653
Varian Medical Systems, Inc.(b)	964	66,477
Zimmer Holdings, Inc.	1,474	94,749

		2,177,154

Health Care Providers & Services – 2.2%
Aetna, Inc.	2,904	145,665
AMERIGROUP Corp.(b)	361	24,288
AmerisourceBergen Corp.	2,125	84,320
Brookdale Senior Living, Inc.(b)	859	16,080
Cardinal Health, Inc.	2,883	124,286
Catalyst Health Solutions, Inc.(b)	352	22,433
Cigna Corp.	2,348	115,639
Community Health Systems, Inc.(b)	804	17,881
Coventry Health Care, Inc.	1,219	43,360
DaVita, Inc.(b)	785	70,783
Express Scripts, Inc.(b)	4,031	218,400
HCA Holdings, Inc.	923	22,835
Health Management Associates, Inc.(b)	2,246	15,093
Health Net, Inc.(b)	683	27,129
Henry Schein, Inc.(b)	759	57,441
Humana, Inc.	1,385	128,085
Laboratory Corp. of America Holdings(b)	824	75,429
LifePoint Hospitals, Inc.(b)	421	16,604
Lincare Holdings, Inc.(a)	743	19,229
McKesson Corp.	2,078	182,386
Medco Health Solutions, Inc.(b)	3,303	232,201
Mednax, Inc.(b)	396	29,451
Omnicare, Inc.(a)	954	33,934
Patterson Cos., Inc.	766	25,584
Quest Diagnostics Inc.	1,294	79,128
Tenet Healthcare Corp.(a)(b)	3,639	19,323
UnitedHealth Group, Inc.(a)	8,954	527,749
Universal Health Services, Inc.	743	31,139
VCA Antech, Inc.(b)	750	17,407
WellPoint, Inc.	2,871	211,880

		2,635,162

Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.(b)	1,571	26,078
Cerner Corp.(b)	1,169	89,031
SXC Health Solutions Corp.(b)	509	38,155

		153,264

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	2,861	127,343
Bio-Rad Laboratories, Inc., Class A(b)	171	17,731
Bruker Corp.(b)	667	10,212
Charles River Laboratories International, Inc.(b)	396	14,292
Covance, Inc.(b)	499	23,767
Illumina, Inc.(b)	1,013	53,294
Life Technologies Corp.(b)	1,470	71,765
Mettler-Toledo International, Inc.(b)	264	48,774
PerkinElmer, Inc.	928	25,669
QIAGEN NV(a)(b)	1,923	29,941
Techne Corp.	307	21,521
Thermo Fisher Scientific, Inc.	3,159	178,104
Waters Corp.(b)	754	69,866

		692,279

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Pharmaceuticals – 5.1%
Abbott Laboratories	12,841	$787,025
Allergan, Inc.	2,517	240,197
Bristol-Myers Squibb Co.	14,100	475,875
Eli Lilly & Co.	8,453	340,402
Endo Pharmaceuticals Holdings, Inc.(b)	959	37,142
Forest Laboratories, Inc.(b)	2,197	76,214
Hospira, Inc.(b)	1,380	51,598
Johnson & Johnson	22,639	1,493,269
Merck & Co., Inc.	25,497	979,085
Mylan, Inc.(b)	3,613	84,725
Perrigo Co.	683	70,561
Pfizer, Inc.	65,255	1,478,678
Warner Chilcott Plc, Class A(b)	1,397	23,484
Watson Pharmaceuticals, Inc.(b)	1,040	69,742

		6,207,997

Total Health Care		13,569,474

Industrials – 10.7%
Aerospace & Defense – 2.3%
Alliant Techsystems, Inc.	295	14,785
BE Aerospace, Inc.(b)	799	37,130
The Boeing Co.(a)	6,103	453,880
Exelis, Inc.	1,553	19,444
General Dynamics Corp.	2,740	201,061
Goodrich Corp.	1,027	128,827
Honeywell International, Inc.	6,506	397,191
Huntington Ingalls Industries, Inc.(b)	427	17,183
L-3 Communications Holdings, Inc.	821	58,102
Lockheed Martin Corp.	2,185	196,344
Northrop Grumman Corp.	2,149	131,261
Precision Castparts Corp.	1,183	204,541
Raytheon Co.	2,931	154,698
Rockwell Collins, Inc.	1,203	69,245
Spirit Aerosystems Holdings, Inc., Class A(b)	965	23,604
Textron, Inc.(a)	2,275	63,313
TransDigm Group, Inc.(b)	411	47,577
United Technologies Corp.(a)	7,563	627,275

		2,845,461

Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	1,362	89,197
Expeditors International of Washington, Inc.	1,747	81,253
FedEx Corp.	2,608	239,832
United Parcel Service, Inc., Class B	6,073	490,213
UTi Worldwide, Inc.	910	15,679

		916,174

Airlines – 0.2%
Copa Holdings SA	270	21,384
Delta Air Lines, Inc.(b)	6,957	68,944
Southwest Airlines Co.	6,512	53,659
United Continental Holdings, Inc.(b)	2,730	58,695

		202,682

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Building Products – 0.1%
Armstrong World Industries, Inc.(a)	186	$9,071
Fortune Brands Home & Security, Inc.(b)	1,268	27,985
Lennox International, Inc.	455	18,336
Masco Corp.	2,946	39,388
Owens Corning(b)	1,027	37,003

		131,783

Commercial Services & Supplies – 0.4%
Avery Dennison Corp.	879	26,484
Cintas Corp.(a)	928	36,303
Copart, Inc.(b)	920	23,984
Corrections Corp. of America(b)	826	22,558
Covanta Holding Corp.	986	16,003
Iron Mountain, Inc.	1,197	34,474
KAR Auction Services, Inc.(b)	190	3,080
Pitney Bowes, Inc.(a)	1,506	26,476
R.R. Donnelley & Sons Co.(a)	1,562	19,353
Republic Services, Inc.	2,639	80,648
Stericycle, Inc.(b)	706	59,050
Waste Connections, Inc.(a)	1,031	33,538
Waste Management, Inc.(a)	3,900	136,344

		518,295

Construction & Engineering – 0.3%
AECOM Technology Corp.(b)	981	21,945
Chicago Bridge & Iron Co. NV	822	35,502
Fluor Corp.	1,433	86,037
Jacobs Engineering Group, Inc.(b)	1,043	46,278
KBR, Inc.	1,247	44,331
Quanta Services, Inc.(b)	1,774	37,077
The Shaw Group, Inc.(b)	562	17,821
URS Corp.	647	27,510

		316,501

Electrical Equipment – 0.7%
AMETEK, Inc.	1,323	64,179
The Babcock & Wilcox Co.(b)	967	24,900
Cooper Industries Plc, Class A	1,357	86,780
Emerson Electric Co.	6,216	324,351
General Cable Corp.(b)	405	11,777
GrafTech International Ltd.(b)	996	11,892
Hubbell, Inc. Class B	496	38,976
Polypore International, Inc.(b)	304	10,689
Regal-Beloit Corp.	320	20,976
Rockwell Automation, Inc.	1,187	94,604
Roper Industries, Inc.	789	78,237
Thomas & Betts Corp.(b)	431	30,993

		798,354

Industrial Conglomerates – 2.3%
3M Co.	5,873	523,930
Carlisle Cos., Inc.	504	25,160
Danaher Corp.	4,540	254,240
General Electric Co.	87,585	1,757,831
Tyco International Ltd.	3,872	217,529

		2,778,690

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Machinery – 2.3%
AGCO Corp.(b)	780	$36,824
Caterpillar, Inc.	5,328	567,538
CNH Global NV(b)	235	9,329
Crane Co.	411	19,933
Cummins, Inc.	1,618	194,225
Deere & Co.(a)	3,472	280,885
Donaldson Co., Inc.	1,256	44,877
Dover Corp.	1,535	96,613
Eaton Corp.	2,847	141,866
Flowserve Corp.	459	53,019
Gardner Denver, Inc.	430	27,099
Graco, Inc.	499	26,477
Harsco Corp.	706	16,563
IDEX Corp.	682	28,733
Illinois Tool Works, Inc.(a)	3,682	210,316
Ingersoll-Rand Plc	2,568	106,187
ITT Corp.(a)	786	18,031
Joy Global, Inc.	862	63,357
Kennametal, Inc.	673	29,969
Lincoln Electric Holdings, Inc.	694	31,452
Navistar International Corp.(b)	595	24,068
Nordson Corp.	499	27,200
Oshkosh Corp.(b)	780	18,073
PACCAR, Inc.	3,049	142,785
Pall Corp.	955	56,947
Parker Hannifin Corp.	1,244	105,180
Pentair, Inc.	810	38,564
Snap-on, Inc.	479	29,205
SPX Corp.(a)	420	32,562
Stanley Black & Decker, Inc.	1,383	106,436
Terex Corp.(b)	902	20,295
The Manitowoc Co., Inc.	1,140	15,800
Timken Co.	719	36,482
Toro Co.	264	18,773
Trinity Industries, Inc.	657	21,648
Valmont Industries, Inc.	188	22,073
WABCO Holdings, Inc.(b)	555	33,566
Wabtec Corp.	397	29,922
Xylem, Inc.	1,514	42,013

		2,824,885

Marine – 0.0%
Alexander & Baldwin, Inc.	360	17,442
Kirby Corp.(b)	442	29,079

		46,521

Professional Services – 0.2%
The Dun & Bradstreet Corp.	406	34,400
Equifax, Inc.	1,012	44,791
IHS Inc, Class A(b)	406	38,022
Manpower, Inc.	676	32,022
Nielsen Holdings NV(b)	672	20,254
Robert Half International, Inc.(a)	1,208	36,603
Towers Watson & Co., Class A	472	31,185
Verisk Analytics, Inc., Class A(b)	979	45,984

		283,261

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Road & Rail – 0.8%
Con-way, Inc.	483	$15,751
CSX Corp.	9,098	195,789
Hertz Global Holdings, Inc.(b)	2,011	30,246
JB Hunt Transport Services, Inc.	752	40,886
Kansas City Southern(b)	903	64,736
Landstar System, Inc.	395	22,799
Norfolk Southern Corp.	2,721	179,123
Ryder System, Inc.	422	22,282
Union Pacific Corp.	4,055	435,831

		1,007,443

Trading Companies & Distributors – 0.3%
Air Lease Corp.(b)	331	7,967
Fastenal Co.(a)	2,425	131,193
GATX Corp.	400	16,120
MSC Industrial Direct Co., Inc.	364	30,314
W.W. Grainger, Inc.(a)	468	100,531
WESCO International, Inc.(b)	355	23,185

		309,310

Total Industrials		12,979,360

Information Technology – 19.6%
Communications Equipment – 2.1%
Acme Packet, Inc.(a)(b)	417	11,476
Brocade Communications Systems, Inc.(b)	3,902	22,436
Ciena Corp.(b)	744	12,045
Cisco Systems, Inc.	45,434	960,929
EchoStar Corp.(b)	342	9,624
F5 Networks, Inc.(b)	667	90,018
Harris Corp.(a)	976	43,998
JDS Uniphase Corp.(b)	1,864	27,009
Juniper Networks, Inc.(b)	4,384	100,306
Motorola Mobility Holdings, Inc.(b)	2,145	84,170
Motorola Solutions, Inc.	2,144	108,980
Polycom, Inc.(b)	1,452	27,690
QUALCOMM, Inc.	13,792	938,132
Riverbed Technology, Inc.(b)	1,263	35,465
Tellabs, Inc.	2,837	11,490

		2,483,768

Computers & Peripherals – 5.0%
Apple, Inc.(b)	7,636	4,577,553
Dell, Inc.(b)	12,673	210,372
Diebold, Inc.	543	20,916
EMC Corp.(b)	17,005	508,109
Fusion-io, Inc.(b)	145	4,119
Hewlett-Packard Co.	16,426	391,432
Lexmark International, Inc., Class A	622	20,675
NCR Corp.(b)	1,305	28,331
NetApp, Inc.(b)	3,026	135,474
QLogic Corp.(b)	856	15,203
SanDisk Corp.(b)	1,961	97,246
Western Digital Corp.(b)	1,912	79,138

		6,088,568

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	1,363	$81,467
Arrow Electronics, Inc.(b)	950	39,872
Avnet, Inc.(b)	1,193	43,413
AVX Corp.	346	4,588
Corning, Inc.	12,943	182,237
Dolby Laboratories, Inc., Class A(b)	457	17,393
FLIR Systems, Inc.	1,314	33,257
Ingram Micro, Inc., Class A(b)	1,217	22,588
IPG Photonics Corp.(a)(b)	254	13,221
Itron, Inc.(b)	357	16,211
Jabil Circuit, Inc.	1,584	39,790
Molex, Inc.	1,112	31,269
National Instruments Corp.	755	21,533
Tech Data Corp.(b)	364	19,751
Trimble Navigation Ltd.(b)	1,009	54,910
Vishay Intertechnology, Inc.(b)	1,276	15,516

		637,016

Internet Software & Services – 1.8%
Akamai Technologies, Inc.(b)	1,536	56,371
AOL, Inc.(b)	852	16,162
eBay, Inc.(b)	9,529	351,525
Equinix, Inc.(b)	385	60,618
Google, Inc., Class A(b)	2,079	1,333,138
IAC/InterActiveCorp(a)	626	30,730
LinkedIn Corp.(b)	84	8,567
Monster Worldwide, Inc.(b)	1,136	11,076
Rackspace Hosting, Inc.(b)	848	49,006
VeriSign, Inc.	1,308	50,149
VistaPrint NV(a)(b)	287	11,093
WebMD Health Corp.(a)(b)	460	11,767
Yahoo!, Inc.(b)	10,054	153,022

		2,143,224

IT Services – 3.8%
Accenture Plc, Class A	5,339	344,366
Alliance Data Systems Corp.(b)	420	52,903
Amdocs Ltd.(b)	1,437	45,380
Automatic Data Processing, Inc.	4,128	227,824
Booz Allen Hamilton Holding Corp.(a)	152	2,589
Broadridge Financial Solutions, Inc.	1,015	24,269
Cognizant Technology Solutions Corp., Class A(b)	2,509	193,068
Computer Sciences Corp.	1,276	38,203
CoreLogic, Inc.(b)	874	14,264
DST Systems, Inc.	293	15,889
Fidelity National Information Services, Inc.	1,997	66,141
Fiserv, Inc.(b)	1,181	81,950
FleetCor Technologies, Inc.(b)	120	4,652
Gartner, Inc.(b)	800	34,112
Genpact Ltd.(b)	1,088	17,734
Global Payments, Inc.	659	31,283
International Business Machines Corp.	10,003	2,087,126
Lender Processing Services, Inc.	737	19,162
MasterCard, Inc., Class A	887	373,019
NeuStar Inc, Class A(b)	523	19,482
Paychex, Inc.	2,658	82,371
SAIC, Inc.(b)	2,373	31,324

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
IT Services (concluded)
Teradata Corp.(b)	1,388	$94,592
Total System Services, Inc.	1,333	30,752
VeriFone Systems, Inc.(b)	839	43,519
Visa, Inc., Class A	4,322	509,996
The Western Union Co.	5,200	91,520

		4,577,490

Office Electronics – 0.1%
Xerox Corp.	11,524	93,114
Zebra Technologies Corp., Class A(b)	464	19,107

		112,221

Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc.(b)	5,056	40,549
Altera Corp.	2,650	105,523
Analog Devices, Inc.	2,464	99,546
Applied Materials, Inc.	10,842	134,875
Atmel Corp.(b)	3,763	37,103
Avago Technologies Ltd.	1,574	61,339
Broadcom Corp., Class A(b)	4,417	173,588
Cree, Inc.(b)	901	28,499
Cypress Semiconductor Corp.(b)	1,288	20,131
Fairchild Semiconductor International, Inc.(b)	1,118	16,435
First Solar, Inc.(a)(b)	462	11,573
Freescale Semiconductor Holdings I Ltd.(b)	315	4,848
Intel Corp.(a)	41,266	1,159,987
International Rectifier Corp.(b)	630	14,534
Intersil Corp. Class A	982	10,998
KLA-Tencor Corp.	1,381	75,154
Lam Research Corp.(b)	1,024	45,691
Linear Technology Corp.	1,873	63,120
LSI Corp.(b)	4,713	40,909
Marvell Technology Group Ltd.(b)	4,178	65,720
Maxim Integrated Products, Inc.	2,429	69,445
MEMC Electronic Materials, Inc.(b)	2,180	7,870
Microchip Technology, Inc.(a)	1,567	58,292
Micron Technology, Inc.(b)	7,134	57,785
Novellus Systems, Inc.(b)	573	28,598
NVIDIA Corp.(b)	4,937	75,980
ON Semiconductor Corp.(b)	3,659	32,968
PMC - Sierra, Inc.(b)	2,078	15,024
Silicon Laboratories, Inc.(b)	368	15,824
Skyworks Solutions, Inc.(b)	1,556	43,023
SunPower Corp.(b)	704	4,492
Teradyne, Inc.(b)	1,526	25,774
Texas Instruments, Inc.	9,602	322,723
Xilinx, Inc.	2,185	79,600

		3,047,520

Software – 3.8%
Activision Blizzard, Inc.(a)	3,482	44,639
Adobe Systems, Inc.(b)	4,208	144,376
ANSYS, Inc.(b)	755	49,090
Ariba, Inc.(b)	794	25,972
Autodesk, Inc.(b)	1,890	79,985
BMC Software, Inc.(b)	1,351	54,256
CA, Inc.	3,155	86,952
Cadence Design Systems, Inc.(b)	2,213	26,202
Citrix Systems, Inc.(b)	1,546	121,995
Compuware Corp.(b)	1,872	17,204
Electronic Arts, Inc.(b)	2,735	45,073

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Software (concluded)
Factset Research Systems, Inc.(a)	380	$37,635
Fortinet, Inc.(b)	986	27,263
Informatica Corp.(b)	870	46,023
Intuit, Inc.	2,523	151,708
MICROS Systems, Inc.(b)	667	36,878
Microsoft Corp.	61,283	1,976,377
Nuance Communications, Inc.(b)	1,960	50,137
Oracle Corp.	31,729	925,218
Red Hat, Inc.(b)	1,588	95,105
Rovi Corp.(b)	929	30,239
Salesforce.com, Inc.(b)	1,103	170,424
Solera Holdings, Inc.	581	26,662
Symantec Corp.(b)	6,214	116,202
Synopsys, Inc.(b)	1,207	37,007
TIBCO Software, Inc.(b)	1,365	41,632
VMware, Inc., Class A(b)	697	78,322
Zynga Inc, Class A(b)	1,024	13,466

		4,556,042

Total Information Technology		23,645,849

Materials – 3.9%
Chemicals – 2.4%
Air Products & Chemicals, Inc.	1,744	160,099
Airgas, Inc.	646	57,475
Albemarle Corp.	754	48,196
Ashland, Inc.(a)	651	39,750
Cabot Corp.	540	23,047
Celanese Corp.	1,285	59,341
CF Industries Holdings, Inc.	538	98,266
Cytec Industries, Inc.	372	22,614
The Dow Chemical Co.(a)	9,721	336,735
E.I. du Pont de Nemours & Co.	7,677	406,113
Eastman Chemical Co.	1,169	60,426
Ecolab, Inc.	2,501	154,362
FMC Corp.	590	62,457
Huntsman Corp.	1,588	22,248
International Flavors & Fragrances, Inc.	661	38,735
Intrepid Potash, Inc.(b)	453	11,021
Kronos Worldwide, Inc.(a)	183	4,564
LyondellBasell Industries NV, Class A	2,575	112,399
Monsanto Co.	4,432	353,496
The Mosaic Co.	2,266	125,287
PPG Industries, Inc.	1,301	124,636
Praxair, Inc.	2,510	287,746
Rockwood Holdings, Inc.(b)	563	29,360
RPM International, Inc.	1,073	28,102
The Sherwin-Williams Co.	738	80,198
Sigma-Aldrich Corp.	1,002	73,206
Solutia, Inc.	1,006	28,108
The Scotts Miracle-Gro Co., Class A(a)	361	19,552
Valspar Corp.	789	38,101
Westlake Chemical Corp.(a)	173	11,209
WR Grace & Co.(b)	604	34,911

		2,951,760

Construction Materials – 0.1%
Martin Marietta Materials, Inc.(a)	375	32,111
Vulcan Materials Co.(a)	1,062	45,380

		77,491

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Containers & Packaging – 0.3%
Aptargroup, Inc.	553	$30,288
Ball Corp.	1,284	55,058
Bemis Co., Inc.(a)	867	27,995
Crown Holdings, Inc.(b)	1,283	47,253
Greif Inc, Class A	330	18,454
Owens-Illinois, Inc.(b)	1,349	31,486
Packaging Corp. of America(a)	839	24,826
Rock-Tenn Co, Class A(a)	570	38,509
Sealed Air Corp.	1,579	30,490
Silgan Holdings, Inc.	421	18,608
Sonoco Products Co.	820	27,224

		350,191

Metals & Mining – 0.9%
AK Steel Holding Corp.	1,054	7,968
Alcoa, Inc.	8,749	87,665
Allegheny Technologies, Inc.	873	35,941
Allied Nevada Gold Corp.(a)(b)	734	23,877
Carpenter Technology Corp.	371	19,377
Cliffs Natural Resources, Inc.	1,201	83,181
Commercial Metals Co.	1,031	15,280
Compass Minerals International, Inc.	276	19,800
Freeport-McMoRan Copper & Gold, Inc.	7,835	298,043
Molycorp, Inc.(a)(b)	490	16,577
Newmont Mining Corp.	4,015	205,849
Nucor Corp.	2,599	111,627
Reliance Steel & Aluminum Co.	616	34,792
Royal Gold, Inc.	484	31,567
Schnitzer Steel Industries, Inc.	210	8,378
Southern Copper Corp.	1,413	44,806
Steel Dynamics, Inc.	1,796	26,114
Titanium Metals Corp.	750	10,170
United States Steel Corp.(a)	1,183	34,745
Walter Energy, Inc.	512	30,316

		1,146,073

Paper & Forest Products – 0.2%
Domtar Corp.	300	28,614
International Paper Co.	3,596	126,219
MeadWestvaco Corp.	1,396	44,100

		198,933

Total Materials		4,724,448

Telecommunication Services – 2.5%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	48,909	1,527,428
CenturyLink, Inc.	5,046	195,028
Frontier Communications Corp.(a)	8,187	34,140
Level 3 Communications, Inc.(b)	1,300	33,449
tw telecom, Inc.(b)	1,240	27,478
Verizon Communications, Inc.	23,371	893,473
Windstream Corp.(a)	4,669	54,674

		2,765,670

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Wireless Telecommunication Services – 0.2%
Clearwire Corp, Class A(b)	1,705	$3,887
Crown Castle International Corp.(b)	2,389	127,429
MetroPCS Communications, Inc.(b)	2,285	20,611
NII Holdings, Inc.(b)	1,400	25,634
SBA Communications Corp, Class A(b)	932	47,355
Sprint Nextel Corp.(b)	24,607	70,130
Telephone & Data Systems, Inc.(a)	824	19,076
United States Cellular Corp.(b)	103	4,216

		318,338

Total Telecommunication Services		3,084,008

Utilities – 3.4%
Electric Utilities – 1.7%
American Electric Power Co., Inc.	4,016	154,937
Duke Energy Corp.	10,999	231,089
Edison International	2,680	113,927
Entergy Corp.	1,464	98,381
Exelon Corp.	6,911	270,980
FirstEnergy Corp.	3,442	156,921
Great Plains Energy, Inc.	1,121	22,723
Hawaiian Electric Industries, Inc.	797	20,204
ITC Holdings Corp.	420	32,315
N.V. Energy, Inc.	1,940	31,273
NextEra Energy, Inc.	3,483	212,742
Northeast Utilities	1,454	53,972
Pepco Holdings, Inc.(a)	1,857	35,079
Pinnacle West Capital Corp.	897	42,966
PPL Corp.	4,747	134,150
Progress Energy, Inc.	2,422	128,632
Southern Co.	7,022	315,498
Westar Energy, Inc.	935	26,115

		2,081,904

Gas Utilities – 0.2%
AGL Resources, Inc.	958	37,573
Atmos Energy Corp.	743	23,375
National Fuel Gas Co.	680	32,721
ONEOK, Inc.	881	71,942
Questar Corp.	1,460	28,120
UGI Corp.(a)	919	25,043

		218,774

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.(b)	5,403	70,617
Calpine Corp.(b)	3,158	54,349
GenOn Energy, Inc.(b)	6,668	13,870
NRG Energy, Inc.(b)	1,855	29,068

		167,904

Multi-Utilities – 1.3%
Alliant Energy Corp.	913	39,551
Ameren Corp.	1,984	64,639
Centerpoint Energy, Inc.	3,499	69,000
CMS Energy Corp.	2,076	45,672

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Multi-Utilities (concluded)
Consolidated Edison, Inc.	2,441	$142,603
Dominion Resources, Inc.	4,759	243,708
DTE Energy Co.	1,393	76,657
Integrys Energy Group, Inc.	644	34,126
MDU Resources Group, Inc.	1,553	34,772
NiSource, Inc.(a)	2,300	56,005
NSTAR	852	41,433
OGE Energy Corp.	805	43,067
PG&E Corp.	3,511	152,413
Public Service Enterprise Group, Inc.	4,161	127,368
SCANA Corp.(a)	948	43,238
Sempra Energy	1,969	118,061
TECO Energy, Inc.	1,768	31,028
Vectren Corp.	684	19,877
Wisconsin Energy Corp.	1,923	67,651
Xcel Energy, Inc.	3,982	105,404

		1,556,273

Water Utilities – 0.1%
American Water Works Co., Inc.	1,442	49,071
Aqua America, Inc.	1,137	25,344

		74,415

Total Utilities		4,099,270

Investment Companies – 0.0%
iShares Russell 1000 Index Fund(c)	1	78

Total Long-Term Investments (Cost – $ 112,034,360) – 98.7%		119,299,360

Short-Term Securities
Money Market Funds – 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)(e)	5,110,005	5,110,005
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)(e)	1,357,362	1,357,362

		6,467,367

	Par (000)
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bill, 0.05%, 6/21/12(f)(g)	$403	402,915

Total Short-Term Securities (Cost – $ 6,870,282) – 5.6%		6,870,282

Total Investments (Cost – $ 118,904,642*) – 104.3%		126,169,642
Liabilities in Excess of Other Assets – (4.3)%		(5,241,650)

Net Assets – 100.0%		120,927,992

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$119,315,595

Gross unrealized appreciation	$9,194,759
Gross unrealized depreciation	(2,340,712)

Net unrealized appreciation	$6,854,047

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2011	Shares Purchased		Shares Sold	Shares held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,774,817	–		(664,812)[1]	5,110,005	$5,110,005	–	$6,828
BlackRock Cash Funds: Prime, SL Agency Shares	1,293,201	64,161	[1]	–	1,357,362	$1,357,362	–	$1,865
BlackRock Inc.	364	340		–	704	$144,250	–	$932
iShares Russell 1000 Index Fund	1	–		–	1	$78	–	–
PNC Financial Services Group, Inc.	2,272	2,056		–	4,328	$279,113	–	$1,914

[1]	Represents net shares activity.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
2	S&P 400 Midcap Index	Chicago Mercantile	June 2012	$198,460	$3,450
21	S&P 500 Index	Chicago Mercantile	June 2012	$1,473,413	40,891

					$44,341

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$119,299,282	–	–	$119,299,282
Investment Companies	78	–	–	78
Short-Term Securities:
Money Market Funds	6,467,367	–	–	6,467,367
U.S. Treasury Obligations	–	$402,915	–	402,915

Total	$125,766,727	$402,915	–	$126,169,642

[1] See above Schedule of Investments for values in each industry.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$44,341	–	–	$44,341

Total	$44,341	–	–	$44,341

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value in the amount of $4,742,448 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 5.6%
AGL Energy Ltd.	2,876	$43,960
Alumina Ltd.	14,960	19,208
Amcor Ltd.	7,485	57,726
AMP Ltd.	17,830	79,854
APA Group	3,514	18,609
Asciano Ltd.	6,063	30,850
ASX Ltd.	1,152	39,615
Australia & New Zealand Banking Group Ltd.	16,277	392,670
Bendigo & Adelaide Bank Ltd.	2,402	19,312
BHP Billiton Ltd.	19,765	712,521
Boral Ltd.	4,310	18,064
Brambles Ltd.	9,193	67,637
Caltex Australia Ltd.	824	11,856
Campbell Brothers Ltd.	389	27,197
CFS Retail Property Trust	11,855	21,964
Coca-Cola Amatil Ltd.	3,509	45,334
Cochlear Ltd.	343	21,974
Commonwealth Bank of Australia	9,729	504,868
Computershare Ltd.	2,553	23,832
Crown Ltd.	2,522	22,759
CSL Ltd.	3,260	121,397
Dexus Property Group	30,885	27,910
Echo Entertainment Group Ltd.	3,642	16,604
Fairfax Media Ltd.	10,954	8,245
Fortescue Metals Group Ltd.	7,712	46,538
Goodman Group	44,110	31,667
GPT Group	11,426	36,967
Harvey Norman Holdings Ltd.	2,362	4,923
Iluka Resources Ltd.	2,591	48,047
Incitec Pivot Ltd.	10,732	35,182
Insurance Australia Group Ltd.	12,840	45,337
James Hardie Industries SE	2,835	22,654
Leighton Holdings Ltd.	989	21,773
Lend Lease Group	3,189	24,744
Lynas Corp. Ltd.(a)	12,686	14,488
Macquarie Group Ltd.	2,173	65,740
Metcash Ltd.	4,058	18,075
Mirvac Group	21,941	26,679
National Australia Bank Ltd.	13,619	347,667
Newcrest Mining Ltd.	4,703	144,649
Orica Ltd.	2,241	65,166
Origin Energy Ltd.	6,660	92,153
OZ Minerals Ltd.	1,897	19,241
Qantas Airways Ltd.(a)	5,386	9,978
QBE Insurance Group Ltd.	6,883	101,008
QR National Ltd.	10,642	41,208
Ramsay Health Care Ltd.	819	16,597
Rio Tinto Ltd.	2,691	182,545
Santos Ltd.	5,728	84,581
Sims Metal Management Ltd.	1,098	16,772
Sonic Healthcare Ltd.	2,332	30,246
SP AusNet	10,222	11,388
Stockland	14,495	44,197
Suncorp Group Ltd.	7,972	69,532
Sydney Airport	2,008	5,975
Tabcorp Holdings Ltd.	4,980	14,035
Tatts Group Ltd.	8,211	21,038
Telstra Corp. Ltd.	26,663	90,815
Toll Holdings Ltd.	4,379	26,706
Transurban Group	8,126	47,094

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia (concluded)
Wesfarmers Ltd.	6,172	$192,185
Westfield Group	13,738	125,951
Westfield Retail Trust	17,969	48,129
Westpac Banking Corp.	18,712	424,740
Woodside Petroleum Ltd.	3,917	141,561
Woolworths Ltd.	7,518	202,454
WorleyParsons Ltd.	1,256	37,212

		5,451,603

Austria – 0.2%
Erste Group Bank AG	1,254	28,977
IMMOFINANZ AG(a)	6,481	23,566
OMV AG	1,076	38,269
Raiffeisen International Bank Holding AG	246	8,709
Telekom Austria AG	2,064	24,045
Verbund AG	497	15,128
Vienna Insurance Group AG	210	9,262
Voestalpine AG	658	22,191

		170,147

Belgium – 0.7%
Ageas	13,665	30,057
Anheuser-Busch InBev NV	4,933	359,264
Bekaert SA	217	6,997
Belgacom SA	1,047	33,674
Colruyt SA	476	19,121
Delhaize Group SA	620	32,612
Groupe Bruxelles Lambert SA	538	41,659
KBC Groep NV	956	24,045
Mobistar SA	170	8,474
Solvay SA	374	44,301
UCB SA	642	27,710
Umicore SA	718	39,574

		667,488

Brazil – 3.4%
AES Tiete SA, Preference Shares	800	12,183
All America Latina Logistica SA	2,300	11,403
Amil Participacoes SA	600	6,245
Anhanguera Educacional Participacoes SA	600	7,231
Banco Bradesco SA, Preference Shares	11,800	206,142
Banco do Brasil SA	3,600	51,176
Banco do Estado do Rio Grande do Sul, Preference Shares	900	9,713
Banco Santander (Brasil) SA	4,700	43,255
BM&F Bovespa SA	12,000	73,889
BR Malls Participacoes SA	2,600	33,884
Bradespar SA, Preference Shares	1,300	24,826
Braskem SA, Preference ‘A’ Shares	1,000	7,916
BRF - Brasil Foods SA	4,000	78,885
Brookfield Incorporacoes SA	1,400	4,471
CCR SA	5,600	45,341
Centrais Eletricas Brasileiras SA	1,500	14,084
Centrais Eletricas Brasileiras SA, Preference ‘B” Shares	1,600	20,782
CETIP SA - Mercados Organizados	1,100	18,259
Cielo SA	1,500	50,856
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	700	33,362
Companhia de Bebidas das Americas, Preference Shares	4,600	190,380
Companhia de Saneamento Basico do Estado de Sao Paulo	800	30,528
Companhia de Transmissao de Energia Electrica Paulista, Preference Shares	200	6,847
Companhia Energetica de Minas Gerais, Preference Shares	2,400	57,336
Companhia Energetica de Sao Paulo, Preference ‘B’ Shares	900	18,084

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil (concluded)
Companhia Hering SA	700	$18,081
Companhia Paranaense de Energia, Preference ‘B’ Shares	800	18,735
Companhia Siderurgica Nacional SA	4,600	43,393
Cosan SA Industria e Comercio	600	11,162
CPFL Energia SA	1,100	16,541
Cyrela Brazil Realty SA	2,000	17,694
Diagnosticos da America SA	1,300	9,977
Duratex SA	1,500	9,458
EcoRodovias Infraestrutura e Logistica SA	700	6,116
EDP - Energias do Brasil SA	600	13,765
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	500	10,518
Embraer SA	3,200	25,664
Fibria Celulose SA	1,000	8,217
Gerdau SA, Preference Shares	5,400	51,650
Gol Linhas Aereas Inteligentes SA, Preference Shares	600	4,007
HRT Participacoes em Petroleo SA(a)	100	34,636
Hypermarcas SA	2,100	14,783
Itau Unibanco Holding SA, Preference Shares	14,100	269,804
Itausa - Investimentos Itau SA, Preference Shares	14,400	88,745
JBS SA(a)	5,000	20,543
Klabin SA, Preference Shares	2,500	11,559
Light SA	400	5,686
Localiza Rent a Car SA	600	11,044
Lojas Americanas SA, Preference Shares	2,000	18,845
Lojas Renner SA	700	24,043
Metalurgica Gerdau SA, Preference Shares	1,500	18,480
MMX Mineracao e Metalicos SA(a)	1,000	4,974
MRV Engenharia e Participacoes SA	2,000	14,188
Multiplan Empreendimentos Imobiliarios SA	300	7,009
Natura Cosmeticos SA	1,100	23,923
Odontoprev SA	600	10,189
OGX Petroleo e Gas Participacoes SA(a)	7,900	65,348
Oi SA	1,300	6,958
PDG Realty SA Empreendimentos e Participacoes	6,200	21,431
Petroleo Brasileiro SA	18,300	243,606
Petroleo Brasileiro SA, Preference Shares	25,900	331,296
Porto Seguro SA	800	8,818
Raia Drogasil SA	1,000	9,724
Redecard SA	2,200	42,724
Rossi Residencial SA	900	4,861
Souza Cruz SA	2,400	36,813
Sul America SA	500	4,684
Suzano Papel e Celulose SA, Preference ‘A’ Shares	1,100	4,706
TAM SA, Preference Shares	600	14,955
Tele Norte Leste Participacoes SA	400	5,697
Tele Norte Leste Participacoes SA, Preference Shares	1,400	15,983
Telefonica Brasil SA, Preference Shares	1,800	55,702
Telemar Norte Leste SA, Preference ‘A’ Shares	300	7,874
Tim Participacoes SA	5,240	33,442
Totvs SA	600	11,077
Tractebel Energia SA	900	16,132
Ultrapar Participacoes SA	2,100	46,016
Usinas Siderurgicas de Minas Gerais SA	900	9,762
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	3,100	20,396
Vale SA	8,000	188,008
Vale SA, Preference ‘A’ Shares	12,300	279,360

		3,385,880

Canada – 7.8%
Agnico-Eagle Mines Ltd.	1,106	36,857
Agrium, Inc.	973	83,980
Alimentation Couche Tard, Inc.	717	23,542
ARC Resources Ltd.	1,771	40,660

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (continued)
Athabasca Oil Sands Corp.(a)	1,800	$20,013
Bank of Montreal	3,928	233,526
Bank of Nova Scotia	6,698	375,241
Barrick Gold Corp.	6,151	267,328
Baytex Energy Corp.	745	38,682
BCE, Inc.	1,552	62,145
Bell Aliant, Inc.	361	9,881
Bombardier, Inc.	8,561	35,533
Bonavista Energy Corp.	877	17,761
Brookfield Asset Management Inc., Class A	3,516	110,931
Brookfield Office Properties, Inc.	1,613	28,057
CAE, Inc.	1,198	12,287
Cameco Corp.	2,406	51,644
Canadian Imperial Bank of Commerce	2,470	188,794
Canadian National Railway Co.	2,743	217,994
Canadian Natural Resources Ltd.	6,678	221,339
Canadian Oil Sands Ltd.	2,911	61,404
Canadian Pacific Railway Ltd.	1,068	81,065
Canadian Tire Corp. Ltd., Class A	475	30,697
Canadian Utilities Ltd.	585	38,157
Cenovus Energy, Inc.	4,623	166,390
Centerra Gold, Inc.	1,148	17,851
CGI Group Inc., Class A(a)	1,287	28,683
CI Financial Corp.	951	21,681
Crescent Point Energy Corp.	1,711	73,658
Eldorado Gold Corp.	4,086	56,121
Empire Co. Ltd.	189	10,914
Enbridge, Inc.	4,557	176,990
Encana Corp.	4,434	87,084
Enerplus Corp.	1,104	24,726
Fairfax Financial Holdings Ltd.	126	50,856
Finning International, Inc.	1,128	31,065
First Quantum Minerals Ltd.	2,925	55,776
Fortis, Inc.	1,175	38,014
Franco-Nevada Corp.	856	36,808
George Weston Ltd.	327	20,762
Gildan Activewear, Inc.	721	19,842
Goldcorp, Inc.	4,976	224,293
Great-West Lifeco, Inc.	1,790	44,039
H&R Real Estate Investment Trust	556	13,189
Husky Energy, Inc.	2,024	51,500
IAMGOLD Corp.	2,133	28,399
IGM Financial, Inc.	696	32,412
Imperial Oil Ltd.	1,804	81,966
Industrial Alliance Insurance & Financial Services, Inc.	504	15,452
Inmet Mining Corp.	305	17,246
Intact Financial Corp.	822	49,471
Ivanhoe Mines Ltd.(a)	1,668	26,238
Kinross Gold Corp.	6,843	66,890
Loblaw Cos. Ltd.	720	24,557
Magna International Inc., Class A	1,309	62,415
Manulife Financial Corp.	10,984	148,773
MEG Energy Corp.(a)	700	26,991
Metro Inc., Class A	586	31,249
National Bank of Canada	992	78,936
New Gold, Inc.(a)	2,549	25,172
Nexen, Inc.	3,176	58,238
Niko Resources Ltd.	331	11,644
Onex Corp.	574	21,125
Open Text Corp.(a)	356	21,768
Osisko Mining Corp.(a)	2,144	24,891
Pacific Rubiales Energy Corp.	1,559	45,545
Pan American Silver Corp.	651	14,365
Pembina Pipeline Corp.	1,012	28,591

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (concluded)
Pengrowth Energy Corp.	2,001	$18,757
Penn West Petroleum Ltd.	2,821	55,122
Potash Corp. of Saskatchewan, Inc.	5,270	240,609
Power Corp. of Canada	2,246	59,536
Power Financial Corp.	1,557	45,799
Precision Drilling Corp.(a)	1,590	15,973
Progress Energy Resources Corp.	748	7,499
Research In Motion Ltd.(a)	2,938	43,093
RioCan Real Estate Investment Trust	842	22,817
Ritchie Bros Auctioneers, Inc.	522	12,434
Rogers Communications, Inc. Class B	2,458	97,586
Royal Bank of Canada	8,842	512,463
Saputo, Inc.	894	38,729
Shaw Communications, Inc. Class B	2,379	50,349
Shoppers Drug Mart Corp.	1,310	57,525
Silver Wheaton Corp.	2,173	72,067
SNC-Lavalin Group, Inc.	971	38,871
Sun Life Financial, Inc.	3,603	85,501
Suncor Energy, Inc.	9,674	316,082
Talisman Energy, Inc.	6,175	77,632
Teck Resources Ltd. Class B	3,584	127,953
TELUS Corp.	1,297	73,793
Thomson Reuters Corp.	2,337	67,571
Tim Hortons, Inc.	975	52,159
TMX Group, Inc.	507	22,772
The Toronto-Dominion Bank	5,553	471,319
Tourmaline Oil Corp.(a)	900	19,896
TransAlta Corp.	1,356	25,422
TransCanada Corp.	4,307	184,940
Valeant Pharmaceuticals International, Inc.(a)	1,749	93,793
Vermilion Energy, Inc.	542	25,001
Viterra, Inc.	2,227	35,522
Yamana Gold, Inc.	4,530	70,667

		7,619,346

Chile – 0.4%
AES Gener SA	13,363	8,193
Banco de Chile	124,078	19,589
Banco de Credito e Inversiones	218	15,213
Banco Santander Chile	387,961	32,190
CAP SA	450	19,134
Cencosud SA	5,786	38,298
Cia Cervecerias Unidas SA	633	9,954
Colbun SA	37,068	10,583
CorpBanca	490,251	6,606
E.CL SA, Class S	2,608	7,204
Empresa Nacional de Electricidad SA	21,657	38,984
Empresas CMPC SA	7,119	30,488
Empresas COPEC SA	2,830	47,210
Enersis SA	85,405	34,629
ENTEL Chile SA	506	10,226
Lan Airlines SA	765	22,488
SACI Falabella	2,207	21,303
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	609	35,805
Vina Concha y Toro SA	2,252	5,162

		413,259

China – 3.8%
Agile Property Holdings Ltd.	8,000	9,241
Agricultural Bank of China Ltd. Class H	114,000	48,890
Air China Ltd. Class H	12,000	8,312
Alibaba.com Ltd.(a)	9,000	15,280

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (continued)
Aluminum Corp. of China Ltd. Class H	28,000	$13,383
Angang Steel Co. Ltd.	8,000	5,146
Anhui Conch Cement Co. Ltd. Class H	8,500	26,977
AviChina Industry & Technology Co. Ltd.	12,000	5,503
Bank of China Ltd. Class H	413,000	166,723
Bank of Communications Co. Ltd. Class H	45,700	34,536
BBMG Corp.	5,000	4,210
Beijing Capital International Airport Co. Ltd.	12,000	6,948
Beijing Enterprises Holdings Ltd.	3,500	21,335
Belle International Holdings Ltd.	29,000	52,191
Brilliance China Automotive Holdings Ltd.(a)	16,000	17,329
Byd Co. Ltd. Class H(a)	3,500	9,822
China Agri-Industries Holdings Ltd.	13,000	8,588
China BlueChemical Ltd. Class H	14,000	10,608
China Citic Bank Corp. Ltd. Class H	49,000	29,471
China Coal Energy Co. Ltd. Class H	26,000	29,163
China Communications Construction Co. Ltd. Class H	28,000	28,210
China Communications Services Corp. Ltd.	16,000	7,733
China Construction Bank Corp. Class H	371,000	286,345
China COSCO Holdings Co. Ltd. Class H	14,500	9,194
China International Marine Containers Group Co. Ltd.	3,600	4,962
China Life Insurance Co. Ltd. Class H	46,000	119,478
China Longyuan Power Group Corp. Class H(a)	12,000	10,076
China Mengniu Dairy Co. Ltd.	7,000	20,571
China Merchants Bank Co. Ltd. Class H	24,000	49,056
China Merchants Holdings International Co. Ltd.	6,000	20,095
China Minsheng Banking Corp. Ltd. Class H	24,000	21,731
China Mobile Ltd.	37,000	407,428
China Molybdenum Co. Ltd.(a)	12,000	5,084
China National Building Material Co. Ltd. Class H	18,000	22,720
China Oilfield Services Ltd. Class H	10,000	14,383
China Overseas Land & Investment Ltd.	24,000	45,511
China Pacific Insurance Group Co. Ltd. Class H	11,000	34,222
China Petroleum & Chemical Corp. Class H	104,000	113,233
China Railway Construction Corp. Ltd.	11,000	6,857
China Railway Group Ltd.	22,000	7,075
China Resources Cement Holdings Ltd.	14,000	10,357
China Resources Enterprise Ltd.	8,000	27,933
China Resources Land Ltd.	12,000	20,746
China Resources Power Holdings Co. Ltd.	12,000	22,231
China Shanshui Cement Group Ltd.	10,000	7,909
China Shenhua Energy Co. Ltd. Class H	21,000	88,826
China Shipping Container Lines Co. Ltd.(a)	16,000	5,532
China Shipping Development Co. Ltd.	8,000	5,557
China Southern Airlines Co. Ltd.(a)	20,000	9,553
China Taiping Insurance Holdings Co. Ltd.(a)	4,400	8,614
China Telecom Corp. Ltd. Class H	86,000	47,456
China Unicom Hong Kong Ltd.	36,000	60,580
China Vanke Co. Ltd.	6,800	8,102
China Yurun Food Group Ltd.	7,000	9,972
Chongqing Rural Commercial Bank(a)	25,000	11,957
Citic Pacific Ltd.	7,000	11,802
CNOOC Ltd.	110,000	225,167
COSCO Pacific Ltd.	10,000	15,136
Country Garden Holdings Co. Ltd.	23,000	8,863
CSR Corp. Ltd.	12,000	8,194
Daphne International Holdings Ltd.	6,000	8,235
Datang International Power Generation Co. Ltd.	14,000	4,944
Dongfang Electric Corp. Ltd.	2,200	5,342
Dongfeng Motor Group Co. Ltd. Class H	16,000	29,004
ENN Energy Holdings Ltd.	4,000	13,866
Evergrande Real Estate Group Ltd.	29,000	15,538
Foxconn International Holdings Ltd.(a)	10,000	7,122
GCL-Poly Energy Holdings Ltd.	50,000	13,904

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (concluded)
Golden Eagle Retail Group Ltd.	5,000	$12,808
GOME Electrical Appliances Holding Ltd.	71,000	14,631
Great Wall Motor Co. Ltd.(a)	7,500	14,610
Guangzhou Automobile Group Co. Ltd. Class H	12,000	11,907
Guangzhou R&F Properties Co. Ltd.	4,000	4,773
Hengan International Group Co. Ltd.	5,000	50,438
Hengdeli Holdings Ltd.	8,000	3,397
Huabao International Holdings Ltd.	12,000	7,842
Huaneng Power International, Inc. Class H	20,000	10,931
Industrial & Commercial Bank of China Ltd. Class H	375,000	241,906
Inner Mongolia Yitai Coal Co.	3,500	18,739
Intime Department Store Group Co. Ltd.	4,500	5,636
Jiangsu Expressway Co. Ltd.	10,000	9,666
Jiangxi Copper Co. Ltd. Class H	10,000	23,001
Kingboard Chemical Holdings Ltd.	3,000	10,492
Kunlun Energy Co. Ltd.	14,000	25,271
Lenovo Group Ltd.	38,000	34,281
Longfor Properties Co. Ltd.	7,000	9,837
Metallurgical Corp. of China Ltd.	19,000	4,262
Parkson Retail Group Ltd.	8,000	9,183
PetroChina Co. Ltd. Class H	130,000	183,058
PICC Property & Casualty Co. Ltd. Class H	16,800	20,028
Ping An Insurance (Group) Co. of China Ltd. Class H	11,000	83,139
Renhe Commercial Holdings Co. Ltd.	72,000	5,012
Semiconductor Manufacturing International Corp.(a)	107,000	5,296
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,000	13,755
Shanghai Electric Group Co. Ltd. Class H	20,000	10,207
Shanghai Industrial Holdings Ltd.	3,000	9,254
Shanghai Pharmaceuticals Holding Co. Ltd.(a)	2,800	4,489
Shimao Property Holdings Ltd.	8,000	8,553
Shougang Fushan Resources Group Ltd.	24,000	8,139
Sinopec Shanghai Petrochemical Co. Ltd.	14,000	5,074
Sinopharm Group Co. Ltd. Class H	5,600	15,666
Soho China Ltd.	10,000	7,261
Tencent Holdings Ltd.	6,200	173,070
Tingyi Cayman Islands Holding Corp.	12,000	34,662
Tsingtao Brewery Co. Ltd.	2,000	10,816
Want Want China Holdings Ltd.	39,000	43,638
Weichai Power Co. Ltd. Class H	2,000	9,365
Wumart Stores, Inc.	3,000	6,616
Yanzhou Coal Mining Co. Ltd. Class H	14,000	30,375
Zhaojin Mining Industry Co. Ltd. Class H	5,500	9,251
Zhejiang Expressway Co. Ltd.	8,000	5,980
Zhongsheng Group Holdings Ltd.	3,000	5,964
Zhuzhou CSR Times Electric Co. Ltd.	4,000	10,233
Zijin Mining Group Co. Ltd. Class H	32,000	12,724
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	6,000	7,978
ZTE Corp. Class H	3,200	8,626

		3,741,902

Colombia – 0.2%
Almacenes Exito SA	1,181	17,158
BanColombia SA	1,106	17,393
BanColombia SA, Preference Shares	2,205	35,292
Cementos Argos SA	2,607	16,194
Corp. Financiera Colombiana SA	303	5,765
Ecopetrol SA	30,470	92,592
Grupo Aval Acciones y Valores SA, Preference Shares	7,258	5,321
Grupo de Inversiones Suramericana SA	1,379	24,047
Interconexion Electrica SA	2,305	14,576
Inversiones Argos SA	1,597	15,229

		243,567

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Czech Republic – 0.1%
CEZ AS	1,015	$43,608
Komercni Banka AS	90	18,050
Telefonica Czech Republic AS	521	10,933

		72,591

Denmark – 0.7%
AP Moller - Maersk A/S Class A	8	61,973
AP Moller - Maersk A/S Class B	3	22,143
Carlsberg A/S Class B	668	55,416
Coloplast A/S Class B	137	23,746
Danske Bank A/S(a)	4,035	68,587
DSV A/S	1,261	28,706
Novo Nordisk A/S Class B	2,614	362,979
Novozymes AS	1,430	41,750
TDC A/S	2,990	21,780
Tryg AS	181	10,224
Vestas Wind Systems A/S(a)	1,481	15,062
William Demant Holding A/S(a)	169	15,792

		728,158

Egypt – 0.1%
Commercial International Bank SAE	2,251	9,358
Egyptian Co. for Mobile Services	175	5,213
Egyptian Financial Group-Hermes Holding(a)	2,111	4,783
Orascom Construction Industries	510	22,101
Orascom Telecom Holding SAE(a)	14,879	10,124
Orascom Telecom Media & Technology Holding SAE(a)	7,258	1,742
Talaat Moustafa Group(a)	6,435	4,408
Telecom Egypt Co.	1,908	4,473

		62,202

Finland – 0.6%
Elisa OYJ	923	22,134
Fortum OYJ(a)	2,806	68,129
Kesko OYJ Class B	419	13,593
Kone OYJ Class B	922	51,339
Metso OYJ	808	34,527
Neste Oil OYJ	733	9,025
Nokia OYJ	22,921	125,395
Nokian Renkaat OYJ	658	32,066
Orion OYJ, Class B	695	13,741
Pohjola Bank Plc	862	9,551
Sampo OYJ	2,504	72,356
Sanoma OYJ	739	9,452
Stora Enso OYJ Class R	3,706	27,555
UPM-Kymmene OYJ	3,245	44,197
Wartsila OYJ Class B	1,049	39,557

		572,617

France – 6.0%
Accor SA	849	30,301
Aeroports de Paris	189	15,520
Air Liquide SA	1,746	232,843
Alcatel-Lucent(a)	14,347	32,706
ALSTOM SA	1,279	49,921
ArcelorMittal	5,282	101,115

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Arkema SA	315	$29,377
AtoS	302	17,418
AXA SA	10,741	178,246
BNP Paribas SA	5,967	283,851
Bouygues SA	1,207	36,807
Bureau Veritas SA	343	30,201
Cap Gemini SA	917	41,046
Carrefour SA	3,561	85,349
Casino Guichard-Perrachon SA	316	31,152
Christian Dior SA	334	51,307
CNP Assurances SA	952	14,859
Compagnie de Saint-Gobain	2,481	110,695
Compagnie Generale d’Optique Essilor International SA	1,246	111,089
Compagnie Generale de Geophysique-Veritas(a)	856	25,441
Compagnie Generale des Etablissements Michelin Class B	1,108	82,541
Credit Agricole SA	6,257	38,960
Danone SA	3,591	250,492
Dassault Systemes SA	347	31,954
Edenred SA	936	28,172
EDF SA	1,579	36,048
Eiffage SA	212	8,190
Eurazeo	182	9,270
European Aeronautic Defence & Space Co. N.V.	2,528	103,527
Eutelsat Communications SA	785	29,034
Fonciere Des Regions	218	17,517
France Telecom SA	11,390	168,923
GDF Suez	7,638	197,430
Gecina SA	149	15,567
Groupe Eurotunnel SA	3,437	29,867
Icade	120	10,710
Iliad SA	147	20,267
Imerys SA	243	14,792
JCDecaux SA(a)	348	10,635
Klepierre	623	21,612
L’Oreal SA	1,474	181,924
Lafarge SA	1,193	56,854
Lagardere SCA	693	21,396
Legrand SA	1,385	51,000
LVMH Moet Hennessy Louis Vuitton SA	1,559	268,279
Natixis	5,542	21,353
Neopost SA	217	13,966
Pernod Ricard SA	1,223	127,871
Peugeot SA	1,297	20,900
PPR SA	467	80,345
Publicis Groupe SA	921	50,774
Renault SA	1,189	62,715
Safran SA	1,079	39,655
Sanofi	7,019	544,615
Schneider Electric SA	3,018	197,440
SCOR SE	1,080	29,190
SES SA	1,927	47,827
Societe BIC SA	161	16,161
Societe Generale SA	4,084	119,836
Societe Television Francaise 1	708	8,667
Sodexo	585	48,031
Suez Environnement SA	1,860	28,534
Technip SA	610	72,032
Thales SA	596	22,316
Total SA	13,056	666,894
Unibail-Rodamco SE	574	114,832
Vallourec SA	699	44,297
Veolia Environnement SA	2,278	37,744
Vinci SA	2,804	146,107
Vivendi SA	7,650	140,482
Wendel SA	215	18,380

		5,935,169

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany – 5.6%
Adidas AG	1,282	$100,176
Allianz SE	2,802	334,423
Axel Springer AG	211	10,660
BASF SE	5,652	494,208
Bayer AG Registered	5,094	358,255
Bayerische Motoren Werke AG	2,065	185,760
Bayerische Motoren Werke AG, Preference Shares	266	15,800
Beiersdorf AG	641	41,819
Brenntag AG	303	37,099
Celesio AG	533	9,647
Commerzbank AG(a)	22,634	57,302
Continental AG(a)	494	46,635
Daimler AG	5,580	336,475
Deutsche Bank AG	5,742	285,889
Deutsche Boerse AG	1,204	81,069
Deutsche Post AG	5,236	100,787
Deutsche Telekom AG	17,253	207,867
E.ON AG	11,097	265,851
Fraport AG Frankfurt Airport Services Worldwide	273	17,097
Fresenius Medical Care AG & Co. KGaA	1,300	92,027
Fresenius SE & Co. KGaA	710	72,807
GEA Group AG	1,119	38,599
Hannover Rueckversicherung AG	385	22,876
HeidelbergCement AG	870	52,534
Henkel AG & Co. KGaA	799	49,864
Henkel AG & Co. KGaA, Preference Shares	1,092	80,026
Hochtief AG	229	13,854
Infineon Technologies AG	6,645	67,914
K+S AG	1,055	55,173
Kabel Deutschland Holding AG(a)	595	36,731
Lanxess AG	514	42,453
Linde AG	1,050	188,354
Lufthansa Airlines	1,384	19,353
MAN SE	392	52,180
Merck KGaA	401	44,375
Metro AG	733	28,343
Muenchener Rueckversicherungs AG	1,106	166,786
Porsche Automobil Holding SE, Preference Shares	944	55,712
ProSiebenSat.1 Media AG, Preference Shares	392	10,074
RWE AG	3,042	145,268
RWE AG, Non-Voting Preference Shares	218	9,585
Salzgitter AG	262	14,379
SAP AG	5,663	395,536
Siemens AG Registered	5,065	510,775
Suedzucker AG	320	10,188
ThyssenKrupp AG	2,376	59,149
United Internet AG	784	14,776
Volkswagen AG	170	27,410
Volkswagen AG, Preference Shares	896	157,573
Wacker Chemie AG	79	6,964

		5,528,457

Greece – 0.1%
Coca Cola Hellenic Bottling Co. SA(a)	983	18,813
Hellenic Telecommunications Organization SA	1,784	7,635
National Bank of Greece SA(a)	5,147	13,335
OPAP SA	1,450	14,090

		53,873

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong – 2.0%
AIA Group Ltd.	51,600	$189,430
Anta Sports Products Ltd.	5,000	5,201
ASM Pacific Technology Ltd.	1,300	19,038
Bank of East Asia Ltd.	10,000	37,609
BOC Hong Kong Holdings Ltd.	22,500	62,089
Bosideng International Holdings Ltd.	18,000	5,642
Cathay Pacific Airways Ltd.	8,000	14,826
Cheung Kong Holdings Ltd.	8,000	103,456
Cheung Kong Infrastructure Holdings Ltd.	3,000	18,261
China Everbright Ltd.	6,000	9,109
China Gas Holdings Ltd.	20,000	9,616
China Resources Gas Group Ltd.	4,000	7,660
China Rongsheng Heavy Industries Group Holdings Ltd.	14,000	3,704
China State Construction International Holdings Ltd.	8,000	7,472
China ZhengTong Auto Services Holdings Ltd.(a)	4,500	4,522
China Zhongwang Holdings Ltd.	11,600	4,167
CLP Holdings Ltd.	12,000	103,491
Dah Chong Hong Holdings Ltd.	5,000	5,308
Dongyue Group	6,000	5,512
Far East Horizon Ltd.(a)	6,000	4,804
First Pacific Co. Ltd	14,000	15,525
Fosun International Ltd.	8,500	5,072
Franshion Properties China Ltd.	20,000	5,151
Galaxy Entertainment Group Ltd.(a)	8,000	22,001
Geely Automobile Holdings Ltd.	25,000	9,808
Guangdong Investment Ltd.	18,000	12,564
Haier Electronics Group Co. Ltd.(a)	4,000	4,541
Hang Lung Group Ltd.	5,000	32,440
Hang Lung Properties Ltd.	16,000	58,804
Hang Seng Bank Ltd.	4,600	61,204
Henderson Land Development Co. Ltd.	6,000	33,153
HKT Trust / HKT Ltd.(a)	565	439
Hong Kong & China Gas Co. Ltd.	29,000	74,404
Hong Kong Exchanges & Clearing Ltd.	6,300	106,031
Hopewell Holdings Ltd.	3,500	9,612
Hutchison Whampoa Ltd.	13,000	130,000
Hysan Development Co. Ltd.	5,000	20,032
Kerry Properties Ltd.	5,000	22,607
Lee & Man Paper Manufacturing Ltd.	11,000	5,138
Li & Fung Ltd.	34,000	77,811
The Link REIT	13,500	50,233
Lonking Holdings Ltd.	14,000	4,924
Minmetals Resources Ltd.(a)	12,000	5,766
MTR Corp.	8,000	28,661
New World Development Co. Ltd.	22,000	26,490
Nine Dragons Paper Holdings Ltd.	11,000	9,034
NWS Holdings Ltd.	8,000	12,286
Orient Overseas International Ltd.	1,000	7,117
PCCW Ltd.	26,000	9,318
Poly Hong Kong Investments Ltd.	14,000	6,518
Power Assets Holdings Ltd.	8,500	62,491
Sands China Ltd.	14,800	57,789
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	4,537
Shangri-La Asia Ltd.	10,000	21,939
Shui On Land Ltd.	11,500	4,650
Sihuan Pharmaceutical Holdings Group Ltd.	13,000	5,072
Sino Land Co. Ltd.	16,800	26,942
Sino-Ocean Land Holdings Ltd.	18,000	8,549
Sinofert Holdings Ltd.	18,000	4,370

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
SJM Holdings Ltd.	11,000	$22,419
Skyworth Digital Holdings Ltd.	10,000	4,683
Sun Art Retail Group Ltd.(a)	10,000	13,565
Sun Hung Kai Properties Ltd.	8,000	99,547
Swire Pacific Ltd. Class A	4,500	50,438
Wharf Holdings Ltd.	9,000	49,076
Wheelock & Co. Ltd.	5,000	15,123
Wing Hang Bank Ltd.	1,500	14,934
Wynn Macau Ltd.	10,000	29,227
Yingde Gases	4,500	5,105
Yue Yuen Industrial Holdings Ltd.	5,000	17,584
Yuexiu Property Co. Ltd.	26,000	5,163

		2,010,804

Hungary – 0.1%
Magyar Telekom Telecommunications Plc	2,353	6,162
MOL Hungarian Oil & Gas Plc(a)	257	21,441
OTP Bank Plc	1,495	25,978
Richter Gedeon Nyrt	93	15,950

		69,531

Indonesia – 0.6%
PT Adaro Energy Tbk	93,000	19,649
PT Aneka Tambang Persero Tbk	24,500	4,823
PT Astra Agro Lestari Tbk	2,500	6,408
PT Astra International Tbk	12,000	97,095
PT Bank Central Asia Tbk	73,000	63,885
PT Bank Danamon Indonesia Tbk	18,500	9,321
PT Bank Mandiri Tbk	58,000	43,526
PT Bank Negara Indonesia Persero Tbk	42,000	18,404
PT Bank Rakyat Indonesia Persero Tbk	67,500	51,443
PT Bumi Resources Tbk	101,500	26,044
PT Charoen Pokphand Indonesia Tbk	37,000	11,155
PT Gudang Garam Tbk	4,000	24,092
PT Indo Tambangraya Megah	2,500	11,906
PT Indocement Tunggal Prakarsa Tbk	9,000	18,171
PT Indofood Sukses Makmur Tbk	31,000	16,471
PT Indosat Tbk	9,000	4,983
PT Kalbe Farma Tbk	28,500	11,086
PT Perusahaan Gas Negara Persero Tbk	73,500	30,626
PT Semen Gresik Persero Tbk	19,500	26,180
PT Tambang Batubara Bukit Asam Tbk	4,500	10,097
PT Telekomunikasi Indonesia Tbk	63,500	48,679
PT Unilever Indonesia Tbk	9,500	20,781
PT United Tractors Tbk	11,000	39,772
PT Vale Indonesia Tbk	13,500	4,992
PT XL Axiata Tbk	10,000	5,521

		625,110

Ireland – 0.2%
CRH Plc	833	17,066
CRH Plc New	3,509	71,761
Elan Corp. Plc(a)	3,025	44,427
Kerry Group Plc	843	38,990

		172,244

Israel – 0.4%
Bank Hapoalim BM	4,818	17,872
Bank Leumi Le-Israel BM	5,798	18,440
Bezeq The Israeli Telecommunication Corp., Ltd.	7,127	11,781

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Israel (concluded)
Cellcom Israel Ltd.	461	$5,912
Delek Group Ltd.	28	5,540
Elbit Systems Ltd.	191	7,461
Israel Chemicals Ltd.	2,546	29,414
The Israel Corp. Ltd.	14	9,563
Israel Discount Bank Ltd.(a)	2,497	3,328
Mizrahi Tefahot Bank Ltd.	825	7,494
NICE Systems Ltd.(a)	288	11,341
Teva Pharmaceutical Industries Ltd.	5,142	231,968

		360,114

Italy – 1.5%
A2A SpA	3,351	2,688
Assicurazioni Generali SpA	7,221	112,102
Atlantia SpA	1,993	33,093
Autogrill SpA	672	7,094
Banca Carige SpA	2,555	3,355
Banca Monte dei Paschi di Siena SpA	34,136	14,395
Banco Popolare SC	10,523	19,957
Enel Green Power SpA	11,394	21,655
Enel SpA	40,647	146,954
ENI SpA	14,773	346,207
Exor SpA	370	9,342
Fiat Industrial SpA(a)	4,738	50,560
Fiat SpA	4,723	27,769
Finmeccanica SpA	2,118	11,467
Intesa Sanpaolo SpA	62,588	112,182
Intesa Sanpaolo SpA, Risparmio Shares	5,446	8,405
Luxottica Group SpA	674	24,352
Mediaset SpA	3,800	10,474
Mediobanca SpA	3,120	18,324
Pirelli & C SpA	1,457	17,334
Prysmian SpA	1,267	22,280
Saipem SpA	1,626	84,008
Snam SpA	9,961	47,902
Telecom Italia SpA	59,792	71,170
Telecom Italia SpA, Risparmio Shares	33,899	33,286
Tenaris SA	2,894	55,257
Terna Rete Elettrica Nazionale SpA	7,478	30,034
UniCredit SpA	25,016	125,276
Unione di Banche Italiane ScpA	4,651	19,715

		1,486,637

Japan – 14.1%
ABC-Mart, Inc.	200	7,538
Advantest Corp.	1,100	17,553
Aeon Co. Ltd.	3,700	48,741
Aeon Credit Service Co. Ltd.	400	6,330
Aeon Mall Co. Ltd.	600	14,015
Air Water, Inc.	1,000	12,981
Aisin Seiki Co. Ltd.	1,300	46,235
Ajinomoto Co., Inc.	3,000	37,731
Alfresa Holdings Corp.	200	9,534
All Nippon Airways Co. Ltd.	6,000	18,131
Amada Co. Ltd.	2,000	13,583
Aozora Bank Ltd.	4,000	11,630
Asahi Glass Co. Ltd.	6,000	51,436
Asahi Group Holdings Ltd.	2,400	53,334
Asahi Kasei Corp.	8,000	49,656
Asics Corp.	900	10,278
Astellas Pharma, Inc.	2,700	111,210
The Bank of Kyoto Ltd.	2,000	18,229

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
The Bank of Yokohama Ltd.	7,000	$35,201
Benesse Holdings, Inc.	500	24,921
Bridgestone Corp.	4,000	97,822
Brother Industries Ltd.	1,500	20,494
Canon, Inc.	7,000	334,852
Casio Computer Co. Ltd.(a)	1,500	10,811
Central Japan Railway Co.	9	74,325
The Chiba Bank Ltd.	5,000	32,034
Chiyoda Corp.	1,000	12,814
Chubu Electric Power Co., Inc.	4,200	75,918
Chugai Pharmaceutical Co. Ltd.	1,300	24,085
The Chugoku Bank Ltd.	1,000	13,567
The Chugoku Electric Power Co., Inc.	1,700	31,665
Citizen Holdings Co. Ltd.	1,900	12,117
Coca-Cola West Co. Ltd.	300	5,283
Cosmo Oil Co. Ltd.	4,000	11,162
Credit Saison Co. Ltd.	900	18,350
Dai Nippon Printing Co. Ltd.	3,000	30,873
The Dai-ichi Life Insurance Co. Ltd.	55	76,837
Daicel Corp.	2,000	12,955
Daido Steel Co. Ltd.	2,000	13,959
Daihatsu Motor Co. Ltd.	1,000	18,451
Daiichi Sankyo Co. Ltd.	4,100	74,944
Daikin Industries Ltd.	1,500	41,154
Dainippon Sumitomo Pharma Co. Ltd.	1,000	10,644
Daito Trust Construction Co. Ltd.	500	45,151
Daiwa House Industry Co. Ltd.	3,000	39,881
Daiwa Securities Group, Inc.	10,000	39,847
Dena Co. Ltd.	700	19,389
Denki Kagaku Kogyo KK	3,000	12,104
Denso Corp.	3,000	101,367
Dentsu, Inc.	1,100	35,242
East Japan Railway Co.	2,100	132,571
Eisai Co. Ltd.	1,600	63,620
Electric Power Development Co. Ltd.	700	19,036
FamilyMart Co. Ltd.	500	21,190
FANUC Corp.	1,100	197,027
Fast Retailing Co. Ltd.	300	68,829
Fuji Electric Co. Ltd.	4,000	10,565
Fuji Heavy Industries Ltd.	4,000	32,669
FUJIFILM Holdings Corp.	2,800	66,279
Fujitsu Ltd.	11,000	58,394
Fukuoka Financial Group, Inc.	5,000	22,286
Furukawa Electric Co. Ltd.	3,000	8,040
Gree, Inc.	600	15,117
GS Yuasa Corp.	2,000	11,059
The Gunma Bank Ltd.	2,000	10,744
The Hachijuni Bank Ltd.	2,000	11,835
Hakuhodo DY Holdings, Inc.	110	6,948
Hamamatsu Photonics KK	500	19,026
Hino Motors Ltd.	2,000	14,590
Hirose Electric Co. Ltd.	200	21,126
The Hiroshima Bank Ltd.	3,000	13,743
Hisamitsu Pharmaceutical Co., Inc.	500	23,740
Hitachi Chemical Co. Ltd.	600	10,887
Hitachi Construction Machinery Co. Ltd.	800	17,895
Hitachi High-Technologies Corp.	300	7,206
Hitachi Ltd.	28,000	181,158
Hitachi Metals Ltd.	1,000	12,526
Hokkaido Electric Power Co., Inc.	1,100	16,178
Hokuhoku Financial Group, Inc.	9,000	17,251
Hokuriku Electric Power Co.	900	16,299
Honda Motor Co. Ltd.	10,000	385,142
Hoya Corp.	2,700	60,972

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Ibiden Co. Ltd.	700	$18,101
Idemitsu Kosan Co. Ltd.	100	10,006
IHI Corp.	9,000	22,877
Inpex Corp.	13	88,394
Isetan Mitsukoshi Holdings Ltd.	2,200	25,984
Isuzu Motors Ltd.	7,000	41,303
ITOCHU Corp.	9,300	101,898
Itochu Techno-Solutions Corp.	200	8,953
The Iyo Bank Ltd.	2,000	17,773
J Front Retailing Co. Ltd.	3,000	16,847
Japan Petroleum Exploration Co.	200	9,379
Japan Prime Realty Investment Corp.	4	11,540
Japan Real Estate Investment Corp.	4	35,269
Japan Retail Fund Investment Corp.	12	17,857
The Japan Steel Works Ltd.	2,000	13,804
Japan Tobacco, Inc.	28	158,493
JFE Holdings, Inc.	2,800	60,878
JGC Corp.	1,000	31,208
The Joyo Bank Ltd.	5,000	22,978
JS Group Corp.	1,600	33,684
JSR Corp.	1,200	24,348
JTEKT Corp.	1,400	16,947
Jupiter Telecommunications Co. Ltd.	11	11,017
JX Holdings, Inc.	13,800	86,101
Kajima Corp.	6,000	18,317
Kamigumi Co. Ltd.	1,000	8,303
Kaneka Corp.	2,000	12,132
The Kansai Electric Power Co., Inc.	4,600	71,319
Kansai Paint Co. Ltd.	1,000	10,138
Kao Corp.	3,200	84,385
Kawasaki Heavy Industries Ltd.	8,000	24,724
Kawasaki Kisen Kaisha Ltd.(a)	4,000	8,892
KDDI Corp.	18	117,118
Keikyu Corp.	3,000	26,271
Keio Corp.	4,000	28,701
Keisei Electric Railway Co. Ltd.	2,000	15,512
Keyence Corp.	220	52,085
Kikkoman Corp.	1,000	11,617
Kinden Corp.	1,000	7,745
Kintetsu Corp.	10,000	38,100
Kirin Holdings Co. Ltd.	4,000	52,085
Kobe Steel Ltd.	14,000	22,894
Koito Manufacturing Co. Ltd.	1,000	16,271
Komatsu Ltd.	5,800	166,776
Konami Corp.	600	17,182
Konica Minolta Holdings, Inc.	3,500	30,883
Kubota Corp.	7,000	67,758
Kuraray Co. Ltd.	2,000	28,445
Kurita Water Industries Ltd.	600	14,772
Kyocera Corp.	900	83,249
Kyowa Hakko Kirin Co. Ltd.	1,000	11,165
Kyushu Electric Power Co., Inc.	2,700	38,547
Lawson, Inc.	400	25,199
Mabuchi Motor Co. Ltd.	200	9,137
Makita Corp.	700	28,414
Marubeni Corp.	10,000	72,722
Marui Group Co. Ltd.	1,400	11,737
Maruichi Steel Tube Ltd.	300	7,034
Mazda Motor Corp.(a)	16,000	28,342
McDonald’s Holdings Co. Japan Ltd.	400	10,624
Medipal Holdings Corp.	900	11,710
MEIJI Holdings Co. Ltd.	500	21,906
Miraca Holdings, Inc.	300	11,749
Mitsubishi Chemical Holdings Corp.	8,500	45,736

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Corp.	8,700	$203,597
Mitsubishi Electric Corp.	12,000	107,155
Mitsubishi Estate Co. Ltd.	7,000	125,875
Mitsubishi Gas Chemical Co., Inc.	2,000	13,457
Mitsubishi Heavy Industries Ltd.	19,000	92,580
Mitsubishi Logistics Corp.	1,000	11,894
Mitsubishi Materials Corp.	8,000	25,537
Mitsubishi Motors Corp.(a)	24,000	27,427
Mitsubishi Tanabe Pharma Corp.	1,500	21,122
Mitsubishi UFJ Financial Group, Inc.	78,500	393,942
Mitsubishi UFJ Lease & Finance Co. Ltd.	390	17,243
Mitsui & Co. Ltd.	10,700	176,596
Mitsui Chemicals, Inc.	5,000	15,249
Mitsui Fudosan Co. Ltd.	5,000	96,555
Mitsui OSK Lines Ltd.	7,000	30,721
Mizuho Financial Group, Inc.	140,700	231,490
MS&AD Insurance Group Holdings	3,500	72,409
Murata Manufacturing Co. Ltd.	1,200	71,597
Nabtesco Corp.	500	10,353
Namco Bandai Holdings, Inc.	1,300	18,859
NEC Corp.(a)	17,000	35,755
NGK Insulators Ltd.	1,000	14,406
NGK Spark Plug Co. Ltd.	1,000	14,381
NHK Spring Co. Ltd.	1,000	10,864
Nidec Corp.	700	63,997
Nikon Corp.	2,100	64,499
Nintendo Co. Ltd.	600	91,131
Nippon Building Fund, Inc.	4	38,079
Nippon Electric Glass Co. Ltd.	3,000	26,401
Nippon Express Co. Ltd.	5,000	19,626
Nippon Meat Packers, Inc.	1,000	12,768
Nippon Paper Group, Inc.	500	10,439
Nippon Sheet Glass Co. Ltd.	5,000	7,731
Nippon Steel Corp.	31,000	85,984
Nippon Telegraph & Telephone Corp.	2,600	117,843
Nippon Yusen KK	10,000	31,680
The Nishi-Nippon City Bank Ltd.	4,000	11,327
Nissan Motor Co. Ltd.	15,200	163,431
Nisshin Seifun Group, Inc.	1,000	12,152
Nisshin Steel Co. Ltd.	3,000	5,084
Nissin Foods Holdings Co. Ltd.	400	14,972
Nitori Holdings Co. Ltd.	250	22,609
Nitto Denko Corp.	1,000	40,779
NKSJ Holdings, Inc.	2,400	54,070
NOK Corp.	600	13,214
Nomura Holdings, Inc.	22,500	100,286
Nomura Real Estate Holdings, Inc.	700	12,446
Nomura Real Estate Office Fund, Inc.	2	11,940
Nomura Research Institute Ltd.	800	19,989
NSK Ltd.	3,000	23,356
NTN Corp.	3,000	12,819
NTT Data Corp.	8	28,343
NTT DoCoMo, Inc.	92	153,005
NTT Urban Development Corp.	7	5,733
Obayashi Corp.	5,000	21,899
Odakyu Electric Railway Co. Ltd.	3,000	28,369
OJI Paper Co. Ltd.	6,000	29,108
Olympus Corp.(a)	1,400	22,998
Omron Corp.	1,400	30,320
Ono Pharmaceutical Co. Ltd.	500	27,858
Oracle Corp. Japan	200	7,618
Oriental Land Co. Ltd	300	32,181
ORIX Corp.	650	62,449
Osaka Gas Co. Ltd.	11,000	44,154

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Otsuka Corp.	100	$8,147
Otsuka Holdings Co. Ltd.	1,600	47,431
Panasonic Corp.	13,500	125,886
Rakuten, Inc.	45	47,169
Resona Holdings, Inc.	11,700	54,120
Ricoh Co. Ltd.	4,000	39,307
Rinnai Corp.	200	14,465
Rohm Co. Ltd.	600	29,773
Sankyo Co. Ltd.	400	19,685
Sanrio Co. Ltd.	300	11,716
Santen Pharmaceutical Co. Ltd.	500	21,380
SBI Holdings, Inc.(a)	114	10,882
Secom Co. Ltd.	1,400	68,987
Sega Sammy Holdings, Inc.	1,300	27,342
Seiko Epson Corp.	700	9,921
Sekisui Chemical Co. Ltd.	3,000	26,136
Sekisui House Ltd.	3,000	29,622
Seven & I Holdings Co. Ltd.	4,600	137,169
Seven Bank Ltd.	2,800	6,140
Sharp Corp.	6,000	44,193
Shikoku Electric Power Co., Inc.	1,100	31,035
Shimadzu Corp.	2,000	18,203
Shimamura Co. Ltd.	100	11,230
Shimano, Inc.	500	30,232
Shimizu Corp.	3,000	12,071
Shin-Etsu Chemical Co. Ltd.	2,500	145,475
Shinsei Bank Ltd.	9,000	11,848
Shionogi & Co. Ltd.	1,900	26,381
Shiseido Co. Ltd.	2,300	39,832
The Shizuoka Bank Ltd.	3,000	30,975
Showa Denko KK	11,000	25,183
Showa Shell Sekiyu KK	800	5,132
SMC Corp.	300	48,009
Softbank Corp.(a)	5,400	160,764
Sojitz Corp.	8,300	14,914
Sony Corp.	6,100	127,600
Sony Financial Holdings, Inc.	1,000	17,844
Square Enix Holdings Co. Ltd.	300	6,326
Stanley Electric Co. Ltd.	1,000	16,016
Sumco Corp.(a)	800	9,849
Sumitomo Chemical Co. Ltd.	10,000	42,922
Sumitomo Corp.	7,000	101,757
Sumitomo Electric Industries Ltd.	4,600	63,695
Sumitomo Heavy Industries Ltd.	3,000	16,786
Sumitomo Metal Industries Ltd.	21,000	42,839
Sumitomo Metal Mining Co. Ltd.	3,000	42,544
Sumitomo Mitsui Financial Group, Inc.	8,300	274,711
Sumitomo Mitsui Trust Holdings, Inc.	19,000	61,190
Sumitomo Realty & Development Co. Ltd.	2,000	48,704
Sumitomo Rubber Industries Ltd.	1,200	16,099
Suruga Bank Ltd.	1,000	10,261
Suzuken Co. Ltd.	400	12,373
Suzuki Motor Corp.	2,200	53,009
Sysmex Corp.	500	20,313
T&D Holdings, Inc.	3,700	43,201
Taisei Corp.	7,000	18,315
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,209
Taiyo Nippon Sanso Corp.	2,000	14,189
Takashimaya Co. Ltd.	2,000	16,699
Takeda Pharmaceutical Co. Ltd.	4,800	211,505
TDK Corp.	800	45,848
Teijin Ltd.	5,000	16,908
Terumo Corp.	1,000	48,054
THK Co. Ltd.	800	16,388

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Tobu Railway Co. Ltd.	6,000	$31,885
Toho Co. Ltd.	600	11,046
Toho Gas Co. Ltd.	3,000	17,709
Tohoku Electric Power Co., Inc.(a)	2,800	32,025
Tokio Marine Holdings, Inc.	4,400	121,797
The Tokyo Electric Power Co., Inc.(a)	8,900	22,553
Tokyo Electron Ltd.	1,000	57,664
Tokyo Gas Co. Ltd.	16,000	75,506
Tokyu Corp.	7,000	33,260
Tokyu Land Corp.	3,000	14,802
TonenGeneral Sekiyu KK	2,000	18,497
Toppan Printing Co. Ltd.	4,000	31,454
Toray Industries, Inc.	9,000	67,130
Toshiba Corp.	25,000	111,032
Tosoh Corp.	3,000	8,413
TOTO Ltd.	2,000	15,109
Toyo Seikan Kaisha Ltd.	1,100	15,929
Toyo Suisan Kaisha Ltd.	1,000	26,003
Toyoda Gosei Co. Ltd.	300	5,912
Toyota Boshoku Corp.	400	4,752
Toyota Industries Corp.	1,100	33,508
Toyota Motor Corp.	17,000	739,705
Toyota Tsusho Corp.	1,300	26,675
Trend Micro, Inc.	600	18,566
Tsumura & Co.	400	11,562
Ube Industries Ltd.	6,000	16,403
Unicharm Corp.	700	36,953
Ushio, Inc.	700	9,916
USS Co. Ltd.	130	13,222
West Japan Railway Co.	1,000	40,246
Yahoo Japan Corp.	87	28,255
Yakult Honsha Co. Ltd.	600	20,683
Yamada Denki Co. Ltd.	460	28,891
Yamaguchi Financial Group, Inc.	1,000	9,122
Yamaha Corp.	1,000	10,469
Yamaha Motor Co. Ltd.	1,700	23,003
Yamato Holdings Co. Ltd.	2,300	35,726
Yamato Kogyo Co. Ltd.	200	5,871
Yamazaki Baking Co. Ltd.	1,000	14,369
Yaskawa Electric Corp.	1,000	9,472
Yokogawa Electric Corp.	1,200	12,241

		13,887,643

Malaysia – 0.8%
AirAsia Bhd	6,800	7,662
Alliance Financial Group Bhd	5,500	6,997
AMMB Holdings Bhd	10,100	20,844
Axiata Group Bhd	16,200	27,526
Berjaya Corp. Bhd	15,800	4,898
Berjaya Sports Toto Bhd	3,500	4,997
British American Tobacco (Malaysia) Bhd	600	11,098
Bumi Armada Bhd(a)	6,300	9,066
Bursa Malaysia Bhd	2,000	4,822
CIMB Group Holdings Bhd	29,800	74,834
DiGi.Com Bhd	18,500	24,526
Gamuda Bhd	8,100	9,636
Genting Bhd	11,900	42,129
Genting Malaysia Bhd	17,800	22,800
Genting Plantations Bhd	1,700	5,266
Hong Leong Bank Bhd	4,040	16,630
Hong Leong Financial Group Bhd	1,300	5,216
IJM Corp. Bhd	7,800	14,371
IOI Corp. Bhd	19,200	33,497

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia (concluded)
Kuala Lumpur Kepong Bhd	2,900	$23,326
Lafarge Malayan Cement Bhd	2,200	5,176
Malayan Banking Bhd	19,800	57,356
Malaysia Airports Holdings Bhd	2,700	5,161
Malaysia Marine & Heavy Engineering Holdings Bhd	2,900	5,208
Maxis Communications Bhd	18,300	36,404
MISC Bhd	4,900	8,612
MMC Corp. Bhd	5,500	5,061
Parkson Holdings Bhd	3,000	5,258
Petronas Chemicals Group Bhd	14,500	31,917
Petronas Dagangan Bhd	1,000	6,188
Petronas Gas Bhd	4,400	24,204
PPB Group Bhd	2,800	15,426
Public Bank Bhd	6,500	29,140
RHB Capital Bhd	3,700	9,311
Sime Darby Bhd	16,200	51,558
SP Setia Bhd	4,000	5,158
Telekom Malaysia Bhd	7,000	12,184
Tenaga Nasional Bhd	17,700	37,126
UEM Land Holdings Bhd(a)	7,500	5,493
UMW Holdings Bhd	3,000	7,171
YTL Corp. Bhd	32,100	18,764
YTL Power International Bhd	12,000	7,264

		759,281

Mexico – 1.1%
Alfa SAB de CV	1,900	27,329
America Movil SAB de CV	244,000	303,813
Arca Continental SAB de CV	2,172	10,364
Cemex SAB de CV(a)	65,620	50,572
Coca-Cola Femsa SAB de CV	1,600	16,998
Compartamos SAB de CV	7,100	8,030
El Puerto de Liverpool SAB de CV	800	6,579
Fomento Economico Mexicano SAB de CV	12,000	98,795
Grupo Aeroportuario del Pacifico SAB de CV	2,600	9,608
Grupo Bimbo SAB de CV	10,200	23,790
Grupo Carso SAB de CV	3,200	10,032
Grupo Elektra SA de CV	460	43,352
Grupo Financiero Banorte SAB de CV	10,100	44,983
Grupo Financiero Inbursa SA	12,700	26,177
Grupo Mexico SAB de CV	23,823	75,153
Grupo Modelo SAB de CV	3,900	27,194
Grupo Televisa SAB CPO	16,200	68,542
Industrias Penoles SAB de CV	875	42,431
Kimberly-Clark de Mexico SAB de CV	10,600	23,538
Mexichem SAB de CV	4,300	16,580
Minera Frisco SAB de CV(a)	3,700	16,944
Urbi Desarrollos Urbanos SAB de CV(a)	4,100	4,910
Wal-Mart de Mexico SAB de CV	38,200	128,570

		1,084,284

Morocco – 0.0%
Attijariwafa Bank	112	4,814
Douja Promotion Groupe Addoha SA	398	3,468
Maroc Telecom SA	868	14,094

		22,376

Netherlands – 1.7%
Aegon NV(a)	10,766	59,843
Akzo Nobel NV	1,440	85,061
ASML Holding NV	2,634	131,967

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Corio NV	386	$20,365
Delta Lloyd NV	763	13,418
Fugro NV	403	28,741
Heineken Holding NV	749	35,071
Heineken NV	1,584	88,042
ING Groep NV(a)	23,688	197,275
Koninklijke Ahold NV	7,099	98,364
Koninklijke Boskalis Westminster NV	367	13,777
Koninklijke DSM NV	944	54,649
Koninklijke KPN NV	9,062	99,714
Koninklijke Philips Electronics NV	6,199	125,815
Koninklijke Vopak NV	431	24,843
QIAGEN NV(a)	1,441	22,438
Randstad Holding NV	748	28,260
Reed Elsevier NV	4,293	54,816
SBM Offshore NV	1,055	21,586
STMicroelectronics NV	3,892	31,865
TNT Express NV	1,971	24,357
Unilever NV	9,988	339,835
Wolters Kluwer NV	1,937	36,696

		1,636,798

New Zealand – 0.1%
Auckland International Airport Ltd.	5,222	10,523
Contact Energy Ltd.(a)	1,174	4,555
Fletcher Building Ltd.	3,579	19,779
SKYCITY Entertainment Group Ltd.	3,514	11,333
Telecom Corp. of New Zealand Ltd.	11,825	23,514

		69,704

Norway – 0.6%
Aker Solutions ASA	1,069	18,103
DnB NOR ASA	6,111	78,626
Gjensidige Forsikring ASA	1,296	15,306
Norsk Hydro ASA	6,323	34,492
Orkla ASA	4,973	39,365
Seadrill Ltd.	2,026	76,076
Statoil ASA	6,848	185,869
Subsea 7 SA(a)	1,758	46,562
Telenor ASA	4,412	81,905
Yara International ASA	1,153	54,962

		631,266

Peru – 0.2%
Compania de Minas Buenaventura SA SP ADR	1,245	50,186
Credicorp Ltd.	412	54,310
Southern Copper Corp.	1,140	36,149
Volcan Cia Minera SAA	4,441	6,162

		146,807

Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	9,700	11,339
Aboitiz Power Corp.	7,900	6,240
Alliance Global Group, Inc.	19,700	5,792
Ayala Corp.	970	9,193
Ayala Land, Inc.	25,100	12,152
Bank of the Philippine Islands	3,800	6,559
BDO Unibank, Inc.	12,600	19,453
Energy Development Corp.	43,900	6,144
Globe Telecom, Inc.	200	5,282

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Philippines (concluded)
International Container Terminal Services, Inc.	3,900	$5,957
Jollibee Foods Corp.	2,200	6,000
Manila Electric Co.	1,660	10,146
Metropolitan Bank & Trust	3,510	7,157
Philippine Long Distance Telephone Co.	250	15,724
San Miguel Corp.	4,172	11,066
SM Investments Corp.	1,120	17,253
SM Prime Holdings, Inc.	24,100	9,485
Universal Robina Corp.	4,300	6,319

		171,261

Poland – 0.3%
Asseco Poland SA	286	4,591
Bank Handlowy w Warszawie SA	205	5,051
Bank Millennium SA	3,737	5,295
Bank Pekao SA	725	36,146
BRE Bank SA(a)	100	9,174
Cyfrowy Polsat SA(a)	1,114	5,012
Enea SA	923	5,062
Grupa Lotos SA(a)	593	5,188
Jastrzebska Spolka Weglowa SA(a)	407	12,375
Kernel Holding SA(a)	426	9,296
KGHM Polska Miedz SA	804	37,070
PGE SA	4,302	26,678
Polski Koncern Naftowy Orlen S.A.(a)	1,885	22,654
Polskie Gornictwo Naftowe i Gazownictwo SA	11,942	15,524
Powszechna Kasa Oszczednosci Bank Polski SA	3,985	43,075
Powszechny Zaklad Ubezpieczen SA	344	35,971
Synthos SA	3,070	6,201
Tauron Polska Energia SA	5,097	8,328
Telekomunikacja Polska SA	4,426	24,351
TVN SA	1,471	5,107

		322,149

Portugal – 0.1%
Banco Espirito Santo SA	3,784	6,923
Cimpor Cimentos de Portugal SGPS SA	906	6,038
EDP - Energias de Portugal SA	11,394	33,142
Galp Energia SGPS SA	1,447	23,812
Jeronimo Martins SGPS SA(a)	1,378	28,068
Portugal Telecom SGPS SA	4,161	22,606

		120,589

Russia – 1.5%
AK Transneft OAO, Preference Shares	10	19,703
Federal Grid Co. Unified Energy System JSC	1,970,000	21,102
Federal Hydrogenerating Co. JSC	661,000	24,539
Gazprom OAO	65,630	407,553
IDGC Holding JSC(a)	94,700	10,726
Inter Rao Ues OAO	9,700,000	10,212
LSR Group	945	5,576
Lukoil OAO	3,147	192,004
Magnit OJSC	1,592	46,368
Mechel	746	6,699
MMC Norilsk Nickel OJSC	297	54,909
Mobile Telesystems OJSC	3,311	60,724
NovaTek OAO	526	71,273
Novolipetsk Steel OJSC	367	7,655
Rosneft Oil Co.	9,830	70,659
Rostelecom OJSC(a)	8,390	41,245
Sberbank of Russia	53,320	173,215

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Russia (concluded)
Sberbank of Russia, Preference Shares	6,100	$16,249
Severstal OAO	1,520	20,448
Sistema JSFC	679	13,370
Surgutneftegas OJSC	45,700	45,156
Surgutneftegas OJSC, Preference Shares	41,700	29,749
Tatneft	8,560	57,639
TMK OAO	367	4,918
Uralkali OJSC	8,600	65,386
VTB Bank OJSC	16,550,000	37,946

		1,515,023

Singapore – 1.2%
Ascendas Real Estate Investment Trust	12,000	19,304
CapitaLand Ltd.	17,000	42,236
CapitaMall Trust	15,000	21,528
CapitaMalls Asia Ltd.	10,000	13,030
City Developments Ltd.	3,000	27,090
ComfortDelGro Corp. Ltd.	13,000	16,132
Cosco Corp. Singapore Ltd.	6,000	5,577
DBS Group Holdings Ltd.	11,000	124,294
Fraser & Neave Ltd.	6,000	32,006
Genting Singapore Plc(a)	38,000	51,562
Global Logistic Properties Ltd.(a)	11,000	19,280
Golden Agri-Resources Ltd.	39,000	24,370
Hutchison Port Holdings Trust	30,000	22,950
Jardine Cycle & Carriage Ltd.	1,000	38,471
Keppel Corp. Ltd.	9,000	78,658
Keppel Land Ltd.	4,000	11,067
Neptune Orient Lines Ltd.	5,000	5,637
Noble Group Ltd.	22,000	24,171
Olam International Ltd.	10,000	18,792
Oversea-Chinese Banking Corp. Ltd.	16,000	113,574
SembCorp Industries Ltd.	7,000	29,384
SembCorp Marine Ltd.	6,000	25,138
Singapore Airlines Ltd.	4,000	34,303
Singapore Exchange Ltd.	5,000	27,656
Singapore Press Holdings Ltd.	4,000	12,468
Singapore Technologies Engineering Ltd.	10,000	25,862
Singapore Telecommunications Ltd.	49,000	122,945
StarHub Ltd.	3,000	7,396
United Overseas Bank Ltd.	7,000	102,228
UOL Group Ltd.	3,000	11,315
Wilmar International Ltd.	13,000	50,903
Yangzijiang Shipbuilding Holdings Ltd.	14,000	14,825

		1,174,152

South Africa – 1.8%
ABSA Group Ltd.	1,769	36,014
African Bank Investments Ltd.	4,183	21,761
African Rainbow Minerals Ltd.	816	19,352
Anglo American Platinum Ltd.	374	26,122
AngloGold Ashanti Ltd.	2,364	87,241
ArcelorMittal South Africa Ltd.	1,029	7,516
Aspen Pharmacare Holdings Ltd.(a)	1,611	24,885
Aveng Ltd.	2,037	10,378
Barloworld Ltd.	1,349	17,579
Bidvest Group Ltd.	1,907	44,778
Discovery Holdings Ltd.	1,777	11,679
Exxaro Resources Ltd.	821	21,256
FirstRand Ltd.	17,756	54,948
The Foschini Group Ltd.	1,154	18,627
Gold Fields Ltd.	4,474	61,811

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Growthpoint Properties Ltd.	10,922	$28,488
Harmony Gold Mining Co. Ltd.	2,420	26,477
Impala Platinum Holdings Ltd.	3,116	61,538
Imperial Holdings Ltd.	964	19,533
Investec Ltd.	1,458	8,984
Kumba Iron Ore Ltd.	537	36,912
Liberty Holdings Ltd.	535	6,320
Life Healthcare Group Holdings Ltd.	3,789	12,362
Massmart Holdings Ltd.	705	14,914
MMI Holdings Ltd.	6,712	15,496
MTN Group Ltd.	10,411	183,580
Naspers Ltd.	2,403	135,196
Nedbank Group Ltd.	1,193	25,543
Netcare Ltd.	5,048	9,377
Northam Platinum Ltd.	1,366	6,117
Pick n Pay Stores Ltd.	1,312	7,445
Pretoria Portland Cement Co. Ltd.	3,693	15,825
Redefine Properties Ltd.	13,810	14,370
Remgro Ltd.	2,630	45,764
Reunert Ltd.	1,236	11,296
RMB Holdings Ltd.	4,619	18,856
RMI Holdings	5,401	12,114
Sanlam Ltd.	10,959	47,491
Sappi Ltd.(a)	3,892	14,421
Sasol Ltd.	3,362	163,120
Shoprite Holdings Ltd.	2,478	44,411
The Spar Group Ltd.	1,044	15,782
Standard Bank Group Ltd.	7,372	107,148
Steinhoff International Holdings Ltd.(a)	6,345	22,771
Telkom SA Ltd.	1,823	5,710
Tiger Brands Ltd.	1,017	35,752
Truworths International Ltd.	2,619	27,610
Vodacom Group Ltd.	2,258	31,864
Woolworths Holdings Ltd.	4,264	26,794

		1,723,328

South Korea – 3.5%
Amorepacific Corp.	19	20,106
BS Financial Group, Inc.	1,130	13,293
Celltrion, Inc.	478	15,603
Cheil Industries, Inc.	291	24,668
CJ CheilJedang Corp.	54	16,005
CJ Corp.	87	6,551
Daelim Industrial Co. Ltd.	208	22,578
Daewoo Engineering & Construction Co. Ltd.(a)	550	4,964
Daewoo International Corp.	170	5,404
Daewoo Securities Co. Ltd.(a)	1,550	18,176
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	640	17,155
DGB Financial Group, Inc.	810	10,663
Dongbu Insurance Co. Ltd.(a)	260	11,249
Dongkuk Steel Mill Co. Ltd.	250	4,794
Doosan Corp.	81	10,823
Doosan Heavy Industries & Construction Co. Ltd.	292	16,443
Doosan Infracore Co. Ltd.(a)	580	11,207
E-Mart Co. Ltd.	140	30,849
GS Engineering & Construction Corp.	200	17,662
GS Holdings	292	16,797
Hana Financial Group, Inc.	740	28,037
Hankook Tire Co. Ltd.	620	23,008
Hanwha Chem Corp.	430	10,213
Hanwha Corp.	360	10,383
Honam Petrochemical Corp.	87	25,862
Hynix Semiconductor, Inc.(a)	3,240	83,786

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (continued)
Hyosung Corp.	158	$8,383
Hyundai Department Store Co. Ltd.	101	15,523
Hyundai Development Co.	300	6,604
Hyundai Engineering & Construction Co. Ltd.	393	28,093
Hyundai Glovis Co. Ltd.	94	16,929
Hyundai Heavy Industries Co. Ltd.	262	74,560
Hyundai Hysco Co. Ltd.	270	9,574
Hyundai Marine & Fire Insurance Co. Ltd.(a)	440	12,672
Hyundai Merchant Marine Co. Ltd.(a)	210	5,696
Hyundai Mipo Dockyard	62	7,485
Hyundai Mobis	426	108,126
Hyundai Motor Co.	963	198,858
Hyundai Motor Co., Preference Shares	92	5,527
Hyundai Motor Co., Second Preference Shares	263	16,344
Hyundai Securities Co. Ltd.(a)	680	6,369
Hyundai Steel Co.	376	33,916
Hyundai Wia Corp.	82	10,068
Industrial Bank of Korea	900	10,952
Kangwon Land, Inc.	670	14,884
KB Financial Group, Inc.	2,257	82,762
KCC Corp.	23	6,646
Kia Motors Corp.	1,505	98,758
Korea Aerospace Industries Ltd.	370	9,495
Korea Electric Power Corp.(a)	1,520	29,976
Korea Exchange Bank	1,520	11,650
Korea Gas Corp.	150	5,717
Korea Investment Holdings Co. Ltd.(a)	320	12,768
Korea Life Insurance Co. Ltd.(a)	1,240	8,209
Korea Zinc Co. Ltd.	48	16,568
Korean Air Lines Co. Ltd.(a)	240	10,600
KP Chemical Corp.	350	4,779
KT Corp.	170	4,717
KT&G Corp.	676	47,968
Kumho Petro Chemical Co. LTD.	68	8,561
LG Chem Ltd.	290	94,943
LG Chem Ltd., Preference Shares	48	4,930
LG Corp.	619	35,582
LG Display Co. Ltd.(a)	1,510	35,411
LG Electronics, Inc.	648	47,501
LG Household & Health Care Ltd.	61	32,084
LG Innotek Co. Ltd.(a)	63	5,500
LG Uplus Corp.	1,880	11,315
Lotte Confectionery Co. Ltd.	4	5,872
Lotte Shopping Co. Ltd.	72	22,560
LS Corp.	126	8,911
LS Industrial Systems Co. Ltd.	89	5,168
Mando Corp.	65	9,578
Mirae Asset Securities Co. Ltd.(a)	150	5,267
NCSoft Corp.	92	24,407
NHN Corp.	246	56,462
OCI Co. Ltd.	85	17,321
Orion Corp.	24	16,909
POSCO	409	137,153
S-Oil Corp.	259	25,676
S1 Corp.	103	4,801
Samsung C&T Corp.	795	55,761
Samsung Card Co.	280	9,757
Samsung Electro-Mechanics Co. Ltd.	350	30,968
Samsung Electronics Co. Ltd.	681	768,205
Samsung Electronics Co. Ltd., Preference Shares	128	89,989
Samsung Engineering Co. Ltd.	191	40,821
Samsung Fire & Marine Insurance Co. Ltd.(a)	231	43,606
Samsung Heavy Industries Co. Ltd.	1,050	35,122
Samsung Life Insurance Co. Ltd.(a)	340	29,722

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (concluded)
Samsung SDI Co. Ltd.	218	$26,405
Samsung Securities Co. Ltd.(a)	356	17,956
Samsung Techwin Co. Ltd.	204	12,284
Shinhan Financial Group Co. Ltd.	1,536	59,505
Shinsegae Co. Ltd.	43	9,068
SK C&C Co. Ltd.	82	8,113
SK Holdings Co. Ltd.	176	22,951
SK Innovation Co. Ltd.	379	55,623
SK Networks Co. Ltd.	610	5,634
SK Telecom Co. Ltd.	130	16,070
STX Pan Ocean Co. Ltd.	770	5,373
Woongjin Coway Co. Ltd.	320	10,640
Woori Finance Holdings Co. Ltd.	2,390	27,601
Woori Investment & Securities Co. Ltd.(a)	790	9,149
Yuhan Corp.	54	5,628

		3,429,318

Spain – 1.9%
Abertis Infraestructuras SA	2,442	41,597
Acciona SA	190	13,245
Acerinox SA	691	8,894
ACS Actividades de Construccion y Servicios SA	932	23,841
Amadeus IT Holding SA	2,017	38,101
Banco Bilbao Vizcaya Argentaria SA	28,757	229,225
Banco de Sabadell SA	14,082	38,373
Banco Popular Espanol SA	6,444	23,139
Banco Santander SA	52,921	406,965
Bankia SA(a)	5,740	20,792
Bankinter SA	1,017	5,340
CaixaBank	5,175	20,159
Distribuidora Internacional de Alimentacion SA(a)	671	3,326
EDP Renovaveis SA(a)	948	4,712
Enagas SA	1,010	19,445
Ferrovial SA	2,155	24,750
Fomento de Construcciones y Contratas SA	274	6,117
Gas Natural SDG SA	2,319	37,069
Grifols SA(a)	838	17,885
Iberdrola SA	23,532	133,633
Inditex SA	1,333	127,566
Indra Sistemas SA	627	7,689
International Consolidated Airlines Group SA(a)	5,505	15,849
Mapfre SA	4,435	14,287
Red Electrica Corp. SA	618	30,246
Repsol YPF SA	4,869	122,398
Telefonica SA	25,209	413,591
Zardoya Otis SA	723	9,365

		1,857,599

Sweden – 2.1%
Alfa Laval AB	2,064	42,466
Assa Abloy AB Class B	1,948	61,028
Atlas Copco AB Class A	4,516	109,260
Atlas Copco AB Class B	1,990	42,895
Boliden AB	1,840	28,940
Electrolux AB Class B	1,478	31,237
Getinge AB Class B	1,258	35,816
Hennes & Mauritz AB Class B	6,271	226,692
Hexagon AB Class B	1,480	28,743
Holmen AB Class B	341	9,369
Husqvarna AB Class B	3,026	18,260
Industrivarden AB Class C	661	9,823
Investment AB Kinnevik Class B	1,214	28,244

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Investor AB Class B	2,844	$63,070
Lundin Petroleum AB(a)	1,348	28,913
Millicom International Cellular SA	466	52,844
Modern Times Group AB Class B	311	17,134
Nordea Bank AB	16,307	148,289
Ratos AB Class B	1,077	14,956
Sandvik AB	6,218	89,723
Scania AB Class B	1,988	41,350
Securitas AB Class B	1,721	16,593
Skandinaviska Enskilda Banken AB Class A	8,882	63,117
Skanska AB Class B	2,462	42,643
SKF AB	2,432	59,360
SSAB AB Class A	844	7,987
Svenska Cellulosa AB	3,563	61,744
Svenska Handelsbanken AB Class A	3,074	98,003
Swedbank AB	5,119	79,578
Swedish Match AB	1,316	52,369
Tele2 AB Class B	2,020	41,255
Telefonaktiebolaget LM Ericsson	18,533	191,768
TeliaSonera AB	13,224	92,260
Volvo AB Class B	8,611	125,439

		2,061,168

Switzerland – 5.7%
ABB Ltd.(a)	13,475	275,774
Actelion Ltd.(a)	659	24,092
Adecco SA(a)	816	42,739
Aryzta AG(a)	555	27,418
Baloise Holding AG	283	22,789
Barry Callebaut AG(a)	15	15,028
Cie Financiere Richemont SA	3,203	200,765
Credit Suisse Group AG	7,061	201,250
GAM Holding AG(a)	1,295	18,863
Geberit AG(a)	238	49,730
Givaudan SA(a)	51	49,149
Glencore International Plc	8,521	53,187
Holcim Ltd.(a)	1,509	98,221
Julius Baer Group Ltd.(a)	1,270	51,280
Kuehne + Nagel International AG	333	45,050
Lindt & Spruengli AG	6	19,276
Lonza Group AG(a)	340	17,573
Nestle SA	20,283	1,276,136
Novartis AG	14,362	795,046
Pargesa Holding SA	194	13,946
Partners Group Holding AG	94	18,339
Roche Holding AG	4,329	753,377
Schindler Holding AG	128	15,305
Schindler Holding AG Participation Certificates	296	35,605
SGS SA	33	64,174
Sika AG	12	25,955
Sonova Holding AG(a)	324	35,997
Straumann Holding AG(a)	60	10,208
Sulzer AG	129	18,332
Swatch Group (The) AG Bearer	190	87,345
Swatch Group (The) AG Registered	257	20,620
Swiss Life Holding AG(a)	179	21,301
Swiss Re AG(a)	2,137	136,468
Swisscom AG	146	59,042
Syngenta AG(a)	581	200,202
Synthes, Inc.(b)	403	69,910
Transocean Ltd.	2,125	116,071
UBS AG(a)	22,489	315,178
Wolseley Plc	1,778	67,932
Zurich Financial Services AG(a)	908	244,049

		5,612,722

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan – 2.5%
Acer, Inc.	16,000	$21,291
Advanced Semiconductor Engineering, Inc.	26,574	26,969
Advantech Co. Ltd.	2,000	6,958
Asia Cement Corp.	13,080	15,975
Asustek Computer, Inc.	3,220	30,489
AU Optronics Corp.	46,000	21,174
Capital Securities Corp.	13,000	5,043
Catcher Technology Co. Ltd.	4,000	28,355
Cathay Financial Holding Co. Ltd.	41,140	46,947
Chang Hwa Commercial Bank	24,540	14,035
Cheng Shin Rubber Industry Co. Ltd.	10,400	25,042
Cheng Uei Precision Industry Co. Ltd.	3,000	7,195
Chicony Electronics Co. Ltd.	3,000	5,903
Chimei Innolux Corp.(a)	28,000	13,099
China Airlines Ltd.	19,687	7,945
China Development Financial Holding Corp.	49,128	15,049
China Life Insurance Co. Ltd.	9,380	9,142
China Motor Corp.	5,000	4,887
China Petrochemical Development Corp.	10,500	11,921
China Steel Corp.	68,550	70,034
Chinatrust Financial Holding Co. Ltd.	59,719	37,690
Chunghwa Telecom Co. Ltd.	23,000	70,926
Clevo Co.	3,000	4,946
Compal Electronics, Inc.	23,000	25,863
Delta Electronics, Inc.	12,000	35,321
E Ink Holdings, Inc.	3,000	3,938
E.Sun Financial Holding Co. Ltd.	27,180	14,966
Epistar Corp.	4,000	10,232
Eva Airways Corp.	20,000	12,312
Evergreen Marine Corp. Taiwan Ltd.	8,000	5,509
Everlight Electronics Co. Ltd.	3,000	6,319
Far Eastern Department Stores Co. Ltd.	7,180	9,216
Far Eastern New Century Corp.	19,090	22,138
Far EasTone Telecommunications Co. Ltd.	9,000	18,498
Farglory Land Development Co. Ltd.	3,000	6,038
Feng Hsin Iron & Steel Co.	3,000	5,275
First Financial Holding Co. Ltd.	33,915	20,450
Formosa Chemicals & Fibre Corp.	17,000	49,804
Formosa Petrochemical Corp.	7,000	21,883
Formosa Plastics Corp.	24,000	70,853
Formosa Taffeta Co. Ltd.	6,000	5,818
Foxconn Technology Co. Ltd.	5,050	20,994
Fubon Financial Holding Co. Ltd.	32,249	36,400
Giant Manufacturing Co. Ltd.	2,000	8,827
Highwealth Construction Corp.	3,000	5,223
Hiwin Technologies Corp.	1,000	11,309
Hon Hai Precision Industry Co. Ltd.	56,000	218,017
Hotai Motor Co. Ltd.	2,000	16,198
HTC Corp.	4,050	82,700
Hua Nan Financial Holdings Co. Ltd.	27,372	15,717
Inotera Memories, Inc.(a)	18,000	5,330
Inventec Corp.	12,000	5,288
KGI Securities Co. Ltd.	22,198	9,393
Kinsus Interconnect Technology Corp.	2,000	6,433
Largan Precision Co. Ltd.	1,000	19,805
LCY Chemical Corp.	3,000	4,786
Lite-On Technology Corp.	13,020	15,778
Macronix International	20,000	7,473
MediaTek, Inc.	6,000	57,632

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Mega Financial Holding Co. Ltd.	49,160	$34,778
Motech Industries, Inc.	3,000	5,017
MStar Semiconductor, Inc.	2,100	12,867
Nan Kang Rubber Tire Co. Ltd.	4,000	6,259
Nan Ya Plastics Corp.	29,000	65,717
Novatek Microelectronics Corp.	3,000	9,167
Pegatron Corp.	9,000	14,088
Phison Electronics Corp.	1,000	8,553
Pou Chen Corp.	12,000	10,450
Powertech Technology, Inc.	4,100	7,976
President Chain Store Corp.	3,000	16,735
Quanta Computer, Inc.	17,000	44,662
Radiant Opto-Electronics Corp.	2,000	8,932
Realtek Semiconductor Corp.	3,000	5,497
Richtek Technology Corp.	1,000	6,207
Ruentex Development Co. Ltd.	4,000	5,910
Ruentex Industries Ltd.	3,000	5,890
Shin Kong Financial Holding Co. Ltd.(a)	28,000	8,945
Siliconware Precision Industries Co.	17,000	20,703
Simplo Technology Co. Ltd.	1,000	7,578
Sino-American Silicon Products, Inc.	3,000	5,243
SinoPac Financial Holdings Co. Ltd.	26,516	9,588
Standard Foods Corp.	2,000	6,832
Synnex Technology International Corp.	8,000	19,919
Taishin Financial Holding Co. Ltd.	35,630	14,302
Taiwan Business Bank(a)	16,000	5,026
Taiwan Cement Corp.	19,000	22,357
Taiwan Cooperative Financial Holding(a)	23,360	14,642
Taiwan Fertilizer Co. Ltd.	4,000	10,411
Taiwan Glass Industry Corp.	5,000	5,636
Taiwan Mobile Co. Ltd.	9,800	29,878
Taiwan Semiconductor Manufacturing Co. Ltd.	151,000	434,121
Tatung Co. Ltd.(a)	16,000	4,667
Teco Electric & Machinery Co. Ltd.	8,000	5,518
TPK Holding Co. Ltd.(a)	1,000	16,279
Tripod Technology Corp.	2,000	6,739
TSRC Corp.	3,000	7,688
Tung Ho Steel Enterprise Corp.	5,000	5,092
U-Ming Marine Transport Corp.	3,000	5,180
Uni-President Enterprises Corp.	22,240	30,864
Unimicron Technology Corp.	7,000	8,729
United Microelectronics Corp.	77,000	37,506
Walsin Lihwa Corp.	14,000	4,470
Wan Hai Lines Ltd.	9,000	5,153
Wintek Corp.	11,399	8,867
Wistron Corp.	14,149	21,432
WPG Holdings Ltd.	7,270	9,952
Yang Ming Marine Transport Corp.	9,000	4,812
Yuanta Financial Holding Co. Ltd.(a)	44,733	23,351
Yulon Motor Co. Ltd.	5,000	9,571

		2,492,507

Thailand – 0.5%
Advanced Info Service PCL	6,000	35,758
Bangkok Bank PCL Foreign Registered	6,100	38,387
Bangkok Bank PCL NVDR	2,100	12,608
Bank of Ayudhya PCL	13,200	11,562
Banpu PCL	1,000	19,690
Charoen Pokphand Foods PCL	19,800	23,942
CP ALL PCL	12,600	26,755
Indorama Ventures PCL	7,400	9,059
IRPC PCL	75,200	11,404
Kasikornbank PCL Foreign Registered	8,000	40,606

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thailand (concluded)
Kasikornbank PCL NVDR	2,900	$14,479
Krung Thai Bank PCL	18,300	10,381
PTT Exploration & Production PCL	7,100	40,195
PTT Global Chemical PCL	5,600	12,880
PTT Global Chemical PCL	7,468	17,177
PTT PCL	5,400	61,961
Siam Cement PCL	2,000	26,946
Siam Commercial Bank PCL	9,800	45,652
Thai Oil PCL	4,300	10,114

		469,556

Turkey – 0.3%
Akbank TAS	7,967	31,280
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,249	17,486
Arcelik AS(a)	1,152	5,157
Asya Katilim Bankasi AS(a)	4,575	5,031
BIM Birlesik Magazalar AS	468	17,761
Coca-Cola Icecek AS	401	5,121
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	3,000	3,908
Enka Insaat ve Sanayi AS	1,842	5,865
Eregli Demir ve Celik Fabrikalari TAS	3,744	7,401
Ford Otomotiv Sanayi AS	546	5,147
Haci Omer Sabanci Holding AS	3,607	15,508
KOC Holding AS	3,742	15,211
Koza Altin Isletmeleri AS	277	5,260
TAV Havalimanlari Holding AS(a)	1,026	5,121
Tupras Turkiye Petrol Rafinerileri AS	720	18,409
Turk Hava Yollari(a)	3,403	4,972
Turk Telekomunikasyon AS	3,619	15,764
Turkcell Iletisim Hizmetleri AS(a)	4,408	22,480
Turkiye Garanti Bankasi AS	12,542	49,714
Turkiye Halk Bankasi AS	2,163	15,476
Turkiye Is Bankasi	9,038	22,296
Turkiye Sise ve Cam Fabrikalari AS	2,608	4,960
Turkiye Vakiflar Bankasi Tao	5,833	11,073
Yapi ve Kredi Bankasi AS(a)	4,801	9,701

		320,102

United Kingdom – 14.6%
3i Group Plc	5,992	20,525
Admiral Group Plc	1,140	21,644
Aggreko Plc	1,567	56,427
AMEC Plc	2,151	38,160
Anglo American Plc	8,132	304,816
Antofagasta Plc	2,425	44,813
ARM Holdings Plc	8,237	77,712
Associated British Foods Plc	2,195	42,860
AstraZeneca Plc	8,002	355,675
Aviva Plc	18,030	95,700
Babcock International Group Plc	2,071	26,416
BAE Systems Plc	19,836	95,201
Balfour Beatty Plc	4,106	18,721
Barclays Plc	71,334	268,819
BG Group Plc	20,839	483,187
BHP Billiton Plc	12,971	397,524
BP Plc	116,590	868,279
British American Tobacco Plc	12,088	608,928
British Land Co. Plc	5,284	40,558
British Sky Broadcasting Group Plc	7,094	76,745
BT Group Plc	47,706	172,811
Bunzl Plc	2,022	32,517
Burberry Group Plc	2,685	64,371

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
The Capita Group Plc	3,795	$44,509
Capital Shopping Centres Group Plc	3,243	17,192
Carnival Plc	1,174	37,520
Centrica Plc	31,665	160,305
Cobham Plc	6,378	23,394
Compass Group Plc	11,612	121,735
Diageo Plc	15,327	369,010
Essar Energy Plc(a)	787	1,957
Eurasian Natural Resources Corp. Plc	1,519	14,429
Experian Plc	6,143	95,823
Fresnillo Plc	1,050	26,924
G4S Plc	9,101	39,653
GKN Plc	8,763	28,909
GlaxoSmithKline Plc	31,061	694,394
Hammerson Plc	5,004	33,279
HSBC Holdings Plc	109,823	975,471
ICAP Plc	3,330	20,928
Imperial Tobacco Group Plc	6,184	250,859
Inmarsat Plc	2,737	20,176
Intercontinental Hotels Group Plc	1,808	42,006
International Power Plc	9,359	60,627
Intertek Group Plc	977	39,253
Invensys Plc	5,434	17,308
Investec Plc	3,205	19,610
ITV Plc	23,600	33,381
J Sainsbury Plc	6,844	34,060
Johnson Matthey Plc	1,302	49,110
Kazakhmys Plc	1,295	18,853
Kingfisher Plc	14,384	70,573
Land Securities Group Plc	4,804	55,528
Legal & General Group Plc	36,169	75,648
Lifestyle International Holdings Ltd.	4,500	11,464
Lloyds Banking Group Plc(a)	253,997	136,684
London Stock Exchange Group Plc	1,012	16,749
Lonmin Plc	1,125	18,422
Man Group Plc	11,882	25,660
Marks & Spencer Group Plc	9,637	58,404
Meggitt Plc	4,411	28,522
National Grid Plc	21,917	220,898
Next Plc	1,050	50,061
Old Mutual Plc	34,278	87,024
Pearson Plc	5,072	94,538
Petrofac Ltd.	1,628	45,370
Prudential Plc	15,658	187,621
Randgold Resources Ltd.	558	48,738
Reckitt Benckiser Group Plc	3,779	213,808
Reed Elsevier Plc	7,729	68,509
Resolution Ltd.	8,824	36,866
Rexam Plc	5,528	37,860
Rio Tinto Plc	8,431	467,307
Rolls-Royce Holdings Plc(a)	11,478	149,110
Royal Bank of Scotland Group Plc(a)	109,616	48,446
Royal Dutch Shell Plc Class A	21,975	768,601
Royal Dutch Shell Plc Class B	16,731	589,222
RSA Insurance Group Plc	20,148	33,719
SABMiller Plc	5,837	234,398
The Sage Group Plc	8,446	40,436
Schroders Plc	666	16,836
Segro Plc	4,846	18,208
Serco Group Plc	3,222	27,985
Severn Trent Plc	1,557	38,457
Shire Plc	3,448	110,324
Smith & Nephew Plc	5,483	55,563
Smiths Group Plc	2,467	41,524

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
SSE Plc	5,748	$122,233
Standard Chartered Plc	14,634	365,435
Standard Life Plc	14,385	52,869
Tate & Lyle Plc	2,628	29,638
Tesco Plc	49,064	258,961
TUI Travel Plc	2,999	9,414
Tullow Oil Plc	5,516	134,820
Unilever Plc	7,854	259,123
United Utilities Group Plc	4,231	40,712
Vedanta Resources Plc	860	16,924
Vodafone Group Plc	308,503	850,957
The Weir Group Plc	1,350	38,082
Whitbread Plc	1,073	31,636
WM Morrison Supermarkets Plc	13,076	62,334
WPP Plc	7,838	107,170
Xstrata Plc	12,755	218,517

		14,330,992

Total Common Stocks – 94.9%		93,209,324

Investment Companies
India – 1.5%
iShares S&P India Nifty 50 Index Fund(c)	62,726	1,488,488

Total Investment Companies – 1.5%		1,488,488

Total Long-Term Investments (Cost – $ 93,000,512) – 96.4%		94,697,812

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	2,618,123	2,618,123

Total Short-Term Securities (Cost – $ 2,618,123) – 2.7%		2,618,123

Total Investments (Cost – $95,618,635*) – 99.1%		97,315,935
Other Assets Less Liabilities – 0.9%		858,753

Net Assets – 100.0%		$98,174,688

NVDR	Non-Voting Depositary Receipts
SP ADR	Sponsored American Depositary Receipts

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$95,618,659

Gross unrealized appreciation	$3,797,853
Gross unrealized depreciation	(2,100,577)

Net unrealized appreciation	$1,697,276

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares held at December 31, 2011	Shares Purchased	Shares Sold	Shares held at March 31, 2012	Value at March 31, 2012	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	3,240,217	–	(622,094)[1]	2,618,123	$2,618,123	$1,311
iShares S&P India Nifty 50 Index Fund	31,280	31,446	–	62,726	$1,488,488	–

[1]	Represents net shares sold.

(d)	Represents the current yield as of report date.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
33	MSCI EAFE Index	NYSE Liffe U.S.	June 2012	$2,543,640	$19,021
15	MSCI Emerging Markets Index	NYSE Liffe U.S.	June 2012	$779,400	$4,657

					$23,678

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks:
Australia	$18,075	$5,433,528	–	$5,451,603
Austria	–	170,147	–	170,147
Belgium	–	667,488	–	667,488
Brazil	3,385,880	–	–	3,385,880

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Canada	7,619,346	–	–	7,619,346
Chile	413,259	–	–	413,259
China	–	3,741,902	–	3,741,902
Colombia	243,567	–	–	243,567
Czech Republic	54,541	18,050	–	72,591
Denmark	–	728,158	–	728,158
Egypt	6,215	55,987	–	62,202
Finland	–	572,617	–	572,617
France	–	5,935,169	–	5,935,169
Germany	–	5,528,457	–	5,528,457
Greece	18,813	35,060	–	53,873
Hong Kong	439	2,010,365	–	2,010,804
Hungary	–	69,531	–	69,531
Indonesia	9,321	615,789	–	625,110
Ireland	13,452	158,792	–	172,244
Israel	–	360,114	–	360,114
Italy	–	1,486,637	–	1,486,637
Japan	11,017	13,876,626	–	13,887,643
Malaysia	–	759,281	–	759,281
Mexico	1,084,284	–	–	1,084,284
Morocco	18,908	3,468	–	22,376
Netherlands	88,042	1,548,756	–	1,636,798
New Zealand	–	69,704	–	69,704
Norway	–	631,266	–	631,266
Peru	146,807	–	–	146,807
Philippines	–	171,261	–	171,261
Poland	–	322,149	–	322,149
Portugal	–	120,589	–	120,589
Russia	162,560	1,352,463	–	1,515,023
Singapore	124,294	1,049,858	–	1,174,152
South Africa	15,496	1,707,832	–	1,723,328
South Korea	68,074	3,361,244	–	3,429,318
Spain	20,792	1,836,807	–	1,857,599
Sweden	–	2,061,168	–	2,061,168
Switzerland	–	5,612,722	–	5,612,722
Taiwan	14,642	2,477,865	–	2,492,507
Thailand	–	469,556	–	469,556
Turkey	–	320,102	–	320,102
United Kingdom	21,644	14,309,348	–	14,330,992
Investment Companies:
India	1,488,488	–	–	1,488,488
Short-Term Securities:	2,618,123	–	–	2,618,123

Total	$17,666,079	$79,649,856	–	$97,315,935

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	$23,678	–	–	$23,678

Total	$23,678	–	–	$23,678

[1]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value. Cash pledged as collateral for financial futures contracts in the amount of $275,000 and foreign currencies in the amount of $181,887 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	$100	$115,625
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	201,751

Total Asset-Backed Securities – 0.2%		317,376

Corporate Bonds
Aerospace & Defense – 0.3%
The Boeing Co.,
6.13%, 2/15/33	100	124,283
General Dynamics Corp.,
3.88%, 7/15/21	50	54,076
Honeywell International, Inc.,
5.30%, 3/01/18	100	119,396
L-3 Communications Corp.:
3.95%, 11/15/16	50	52,644
4.95%, 2/15/21	50	52,304
Lockheed Martin Corp.,
3.35%, 9/15/21(a)	150	150,264
United Technologies Corp.,
5.70%, 4/15/40	50	60,200

		613,167

Air Freight & Logistics – 0.0%
United Parcel Service, Inc.,
5.13%, 4/01/19	50	59,366

Auto Components – 0.0%
Johnson Controls, Inc.,
1.75%, 3/01/14	50	50,823

Beverages – 0.3%
Anheuser-Busch Cos. LLC,
6.45%, 9/01/37	100	131,853
The Coca-Cola Co.:
0.75%, 11/15/13	100	100,437
1.80%, 9/01/16	50	51,063
Diageo Capital Plc,
5.75%, 10/23/17	100	120,185
Dr Pepper Snapple Group, Inc.,
3.20%, 11/15/21	25	24,758
PepsiCo, Inc.:
0.75%, 3/05/15	100	99,609
4.88%, 11/01/40	100	109,526

		637,431

Biotechnology – 0.2%
Amgen, Inc.:
3.45%, 10/01/20	100	100,087
5.15%, 11/15/41	100	100,403
Gilead Sciences, Inc.,
3.05%, 12/01/16	150	156,957

		357,447

Capital Markets – 1.0%
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	220,996
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15	150	152,647
3.63%, 2/07/16	150	149,958
5.95%, 1/18/18	300	323,164
5.75%, 1/24/22	100	102,874
6.13%, 2/15/33(a)	100	99,200
Jefferies Group, Inc.,
8.50%, 7/15/19	25	27,750
Morgan Stanley:
4.75%, 4/01/14	150	152,455
5.75%, 10/18/16	225	232,675
4.75%, 3/22/17	100	100,011

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Capital Markets (concluded)
5.50%, 7/28/21	$100	$97,728
7.25%, 4/01/32	50	54,204
Nomura Holdings, Inc.,
5.00%, 3/04/15	50	51,996
State Street Corp.,
2.88%, 3/07/16	100	104,241

		1,869,899

Chemicals – 0.4%
The Dow Chemical Co.:
8.55%, 5/15/19	100	131,052
4.25%, 11/15/20(a)	50	52,319
4.13%, 11/15/21	50	51,437
E.I. du Pont de Nemours & Co.,
6.00%, 7/15/18	125	154,435
Ecolab, Inc.,
4.35%, 12/08/21	50	53,006
The Mosaic Co.,
3.75%, 11/15/21	50	50,856
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/01/17	50	53,101
Praxair, Inc.,
4.63%, 3/30/15	100	110,942

		657,148

Commercial Banks – 2.6%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	50	49,607
American Express Bank FSB,
5.50%, 4/16/13	250	261,705
The Bank of New York Mellon Corp.:
2.30%, 7/28/16	50	51,260
3.55%, 9/23/21	50	51,214
Bank of Nova Scotia,
2.90%, 3/29/16(a)	100	104,558
Barclays Bank Plc,
5.00%, 9/22/16	175	188,223
BB&T Corp.,
5.25%, 11/01/19	100	109,753
Council of Europe Development Bank,
1.50%, 1/15/15	50	50,618
Credit Suisse AG,
5.40%, 1/14/20	150	154,419
Credit Suisse New York,
2.20%, 1/14/14	100	100,980
European Investment Bank:
3.13%, 6/04/14	100	105,051
2.50%, 5/16/16	100	104,672
5.13%, 9/13/16	225	259,956
1.25%, 10/14/16	100	99,466
Export-Import Bank of Korea,
4.00%, 1/11/17	200	208,168
Fifth Third Bancorp:
3.63%, 1/25/16	50	52,659
3.50%, 3/15/22	100	97,710
HSBC Holdings Plc:
4.88%, 1/14/22	150	158,918
6.80%, 6/01/38	100	114,507
International Bank for Reconstruction & Development:
1.75%, 7/15/13	300	304,962
1.00%, 9/15/16	75	75,343
Korea Development Bank,
3.25%, 3/09/16	100	101,208
Lloyds TSB Bank Plc:
4.20%, 3/28/17	50	50,364
6.38%, 1/21/21	50	53,670
National Australia Bank, NY,
2.00%, 3/09/15	250	250,310
Oesterreichische Kontrollbank AG,
2.00%, 6/03/16	100	101,195
PNC Funding Corp.,
5.63%, 2/01/17(b)	150	167,401
Rabobank Nederland,
5.25%, 5/24/41	25	25,553
Rabobank Nederland Utrecht,
3.38%, 1/19/17	100	102,234
Royal Bank of Canada,
1.45%, 10/30/14	100	101,324
SunTrust Banks, Inc.,
3.50%, 1/20/17	50	51,000
Swiss Bank Corp.,
7.00%, 10/15/15	150	162,591
The Toronto-Dominion Bank,
2.38%, 10/19/16	50	51,288
US Bancorp:
1.38%, 9/13/13	100	100,868
4.13%, 5/24/21	50	53,770
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	59,688

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Banks (concluded)
Wachovia Corp.,
5.63%, 10/15/16	$100	$111,481
Wells Fargo & Co.:
2.63%, 12/15/16	100	102,245
5.63%, 12/11/17	250	289,695
3.50%, 3/08/22	100	98,447
Westpac Banking Corp.,
4.88%, 11/19/19	50	53,981

		4,792,062

Commercial Services & Supplies – 0.1%
Republic Services, Inc.,
5.25%, 11/15/21	50	57,010
Vanderbilt University,
5.25%, 4/01/19	100	117,470

		174,480

Communications Equipment – 0.2%
Cisco Systems, Inc.:
1.63%, 3/14/14	100	102,021
4.95%, 2/15/19	200	230,888

		332,909

Computers & Peripherals – 0.3%
ACE INA Holdings, Inc.,
2.60%, 11/23/15	50	52,000
Dell, Inc.,
5.65%, 4/15/18	75	87,363
Hewlett-Packard Co.:
4.75%, 6/02/14	150	160,465
3.30%, 12/09/16	150	156,061
4.65%, 12/09/21	100	104,614

		560,503

Consumer Finance – 0.2%
American Express Co.,
8.13%, 5/20/19	100	130,729
Capital One Financial Corp.,
6.75%, 9/15/17	100	117,768
HSBC Finance Corp.,
6.68%, 1/15/21	61	65,114

		313,611

Diversified Financial Services – 2.7%
American Express Credit Corp.,
2.38%, 3/24/17	100	100,909
Bank of America Corp.:
7.38%, 5/15/14	150	162,830
4.50%, 4/01/15	50	51,788
7.75%, 8/15/15	250	276,677
3.75%, 7/12/16	250	251,246
3.88%, 3/22/17	200	201,103
5.00%, 5/13/21	100	100,154
BNP Paribas SA,
3.25%, 3/11/15	100	100,960
Citigroup, Inc.:
6.50%, 8/19/13	150	158,688
6.38%, 8/12/14	150	162,751
3.95%, 6/15/16	50	51,383
4.45%, 1/10/17	250	261,877
6.63%, 6/15/32	100	102,598
6.88%, 3/05/38	100	115,460
Deutsche Bank AG London,
3.25%, 1/11/16	150	153,899
General Electric Capital Corp.:
2.25%, 11/09/15	100	102,772
2.90%, 1/09/17(a)	100	103,736
5.63%, 5/01/18	300	347,726
4.38%, 9/16/20	50	52,659
4.65%, 10/17/21	200	212,864
5.88%, 1/14/38	150	164,885
Series G, 6.00%, 8/07/19	100	116,776

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Diversified Financial Services (concluded)
John Deere Capital Corp.,
3.90%, 7/12/21	$50	$53,962
JPMorgan Chase & Co.:
1.65%, 9/30/13	150	151,486
3.15%, 7/05/16	300	309,259
4.50%, 1/24/22	100	104,034
5.50%, 10/15/40	125	134,982
5.60%, 7/15/41	50	54,640
Merrill Lynch & Co., Inc.,
6.11%, 1/29/37	100	95,180
Murray Street Investment Trust I,
4.65%, 3/09/17(c)	200	200,148
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/02/15	200	200,244
3.05%, 3/01/16	50	52,790
ORIX Corp.,
3.75%, 3/09/17(a)	100	98,616
The Royal Bank of Scotland Plc,
4.38%, 3/16/16(a)	150	153,178
SLM Corp.:
6.00%, 1/25/17	50	51,500
8.45%, 6/15/18	100	111,500

		5,125,260

Diversified Telecommunication Services – 1.3%
AT&T Corp.,
8.00%, 11/15/31	4	5,619
AT&T Mobility LLC,
7.13%, 12/15/31	100	128,003
AT&T, Inc.:
5.10%, 9/15/14	300	330,213
4.45%, 5/15/21	200	220,820
5.35%, 9/01/40	213	226,485
British Telecommunications Plc,
9.63%, 12/15/30	50	73,566
CenturyLink, Inc.,
5.80%, 3/15/22	100	97,651
Deutsche Telekom International Finance BV:
5.25%, 7/22/13	100	105,236
8.75%, 6/15/30	50	68,723
Embarq Corp.,
7.08%, 6/01/16	100	112,622
France Telecom SA:
4.13%, 9/14/21	50	52,053
5.38%, 1/13/42	25	26,430
Qwest Corp.:
6.50%, 6/01/17	150	169,541
6.75%, 12/01/21	50	55,813
Telecom Italia Capital SA:
5.25%, 11/15/13	150	154,125
7.18%, 6/18/19	100	106,500
Telefonica Emisiones SAU:
3.99%, 2/16/16	100	99,536
5.46%, 2/16/21	50	48,608
Telefonica Europe BV,
8.25%, 9/15/30	50	54,540
Verizon Communications, Inc.,
6.00%, 4/01/41	100	118,450
Verizon Global Funding Corp.,
7.75%, 12/01/30	100	135,435

		2,389,969

Electric Utilities – 0.9%
Alabama Power Co.,
5.50%, 10/15/17	100	117,539
Commonwealth Edison Co.,
5.90%, 3/15/36	50	60,671
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19	100	125,245
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	126,458
Entergy Corp.:
3.63%, 9/15/15	50	50,842
4.70%, 1/15/17	150	156,229
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38	50	62,852
Georgia Power Co.,
4.30%, 3/15/42	100	97,803
Indiana Michigan Power Co.,
6.05%, 3/15/37	100	114,980
Nevada Power Co.,
5.45%, 5/15/41	50	57,104
Oncor Electric Delivery Co. LLC,
7.00%, 9/01/22	100	121,352

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Electric Utilities (concluded)
PacifiCorp,
2.95%, 2/01/22	$100	$98,583
Progress Energy, Inc.:
4.40%, 1/15/21	100	109,134
7.75%, 3/01/31	50	67,865
Public Service Electric & Gas Co.,
3.50%, 8/15/20	50	52,906
Southern California Edison Co.:
5.00%, 1/15/16	100	113,122
5.50%, 3/15/40	50	59,767
The Toledo Edison Co.,
6.15%, 5/15/37	100	117,248

		1,709,700

Electrical Equipment – 0.1%
Emerson Electric Co.,
5.00%, 4/15/19	100	114,859

Electronic Equipment, Instruments & Components – 0.1%
Corning, Inc.,
4.75%, 3/15/42	50	48,419
Tyco Electronics Group SA:
6.55%, 10/01/17	50	59,198
3.50%, 2/03/22	100	97,490

		205,107

Energy Equipment & Services – 0.1%
Ensco Plc,
3.25%, 3/15/16	100	104,326
Halliburton Co.,
6.15%, 9/15/19	100	121,865

		226,191

Food & Staples Retailing – 0.5%
CVS Caremark Corp.,
6.60%, 3/15/19	200	246,708
The Kroger Co.,
6.15%, 1/15/20	100	121,569
Safeway, Inc.,
4.75%, 12/01/21	100	103,377
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	100	102,040
3.63%, 7/08/20	150	161,152
5.63%, 4/15/41	100	121,037

		855,883

Food Products – 0.4%
Archer-Daniels-Midland Co.,
4.54%, 3/26/42	75	75,257
Corn Products International, Inc.,
3.20%, 11/01/15	50	51,786
General Mills, Inc.,
1.55%, 5/16/14	100	101,639
The JM Smucker Co.,
3.50%, 10/15/21	50	50,656
Kellogg Co.,
1.88%, 11/17/16	200	201,796
Kraft Foods, Inc.:
6.13%, 8/23/18	150	180,903
5.38%, 2/10/20	100	115,604
6.50%, 2/09/40	50	61,527

		839,168

Gas Utilities – 0.0%
AGL Capital Corp.,
3.50%, 9/15/21	50	50,126

Health Care Equipment & Supplies – 0.2%
Boston Scientific Corp.,
6.00%, 1/15/20	100	114,779
Covidien International Finance SA,
6.55%, 10/15/37	25	32,400
Hospira, Inc.,
6.05%, 3/30/17(a)	125	139,160
Medtronic, Inc.,
4.13%, 3/15/21(a)	50	54,722

		341,061

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Health Care Providers & Services – 0.4%
Aetna, Inc.,
6.75%, 12/15/37	$50	$63,579
Cigna Corp.:
2.75%, 11/15/16	100	101,247
4.00%, 2/15/22	25	25,444
LG&E & KU Energy LLC,
3.75%, 11/15/20	50	49,787
Medco Health Solutions, Inc.,
2.75%, 9/15/15	50	51,401
Quest Diagnostics, Inc.:
3.20%, 4/01/16	50	52,404
4.70%, 4/01/21	100	108,242
UnitedHealth Group, Inc.,
5.95%, 2/15/41	100	121,206
WellPoint, Inc.,
5.25%, 1/15/16	150	168,115

		741,425

Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp.,
3.50%, 7/15/20	50	53,571
Wyndham Worldwide Corp.,
4.25%, 3/01/22	50	49,016
Yum! Brands, Inc.,
5.30%, 9/15/19	100	112,630

		215,217

Household Durables – 0.1%
Whirlpool Corp.,
8.60%, 5/01/14	100	112,196

Household Products – 0.1%
Energizer Holdings, Inc.,
4.70%, 5/19/21	50	52,000
Kimberly-Clark Corp.,
3.63%, 8/01/20	50	53,395
The Procter & Gamble Co.,
1.80%, 11/15/15	100	103,171

		208,566

Industrial Conglomerates – 0.1%
Koninklijke Philips Electronics N.V.,
3.75%, 3/15/22	100	100,593
Tyco International Finance SA,
4.13%, 10/15/14	50	53,468
Waste Management, Inc.,
4.60%, 3/01/21(a)	100	109,815

		263,876

Insurance – 1.1%
Aflac, Inc.,
2.65%, 2/15/17	100	101,130
The Allstate Corp.:
5.00%, 8/15/14	100	109,006
7.45%, 5/16/19	50	62,709
5.20%, 1/15/42	50	52,309
American International Group, Inc.:
4.25%, 9/15/14	100	103,170
4.88%, 9/15/16	150	158,664
3.80%, 3/22/17	100	101,256
8.25%, 8/15/18	100	120,041
Aon Corp.,
3.13%, 5/27/16	50	51,879
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14	100	109,344
Berkshire Hathaway, Inc.,
1.90%, 1/31/17	100	101,144
Genworth Financial, Inc.,
7.70%, 6/15/20	50	52,250
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	96,776
Lincoln National Corp.:
4.85%, 6/24/21	50	52,782
4.20%, 3/15/22	100	100,219
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/21	50	54,639
MetLife, Inc.:
5.00%, 6/15/15	100	110,600

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Insurance (concluded)
4.75%, 2/08/21	$100	$109,688
The Progressive Corp.,
3.75%, 8/23/21(a)	50	53,224
Prudential Financial, Inc.:
3.00%, 5/12/16	50	51,657
5.38%, 6/21/20	100	112,006
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	123,808

		1,988,301

Internet Software & Services – 0.0%
eBay, Inc.,
3.25%, 10/15/20	50	50,845
Google, Inc.,
3.63%, 5/19/21	25	27,137

		77,982

IT Services – 0.2%
Fiserv, Inc.,
6.80%, 11/20/17	50	58,998
International Business Machines Corp.:
2.00%, 1/05/16	150	153,988
2.90%, 11/01/21(a)	100	101,439
The Western Union Co.,
6.20%, 11/17/36	25	26,223

		340,648

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/14	25	25,640
2.25%, 8/15/16	50	51,745

		77,385

Machinery – 0.2%
Caterpillar, Inc.:
5.70%, 8/15/16	100	118,270
3.90%, 5/27/21	50	54,799
Danaher Corp.,
3.90%, 6/23/21	50	54,676
Illinois Tool Works, Inc.,
4.88%, 9/15/41(d)	50	53,925
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	50	61,075
Joy Global, Inc.,
5.13%, 10/15/21	50	54,140

		396,885

Media – 1.2%
CBS Corp.,
7.88%, 7/30/30	75	97,007
Cintas Corp. No 2,
4.30%, 6/01/21	25	26,518
Comcast Corp.:
5.15%, 3/01/20	100	115,049
6.45%, 3/15/37	100	119,682
COX Communications, Inc.,
5.50%, 10/01/15	100	113,353
DIRECTV Holdings LLC/DIRECTV Financing Co.:
3.13%, 2/15/16(a)	100	103,738
3.50%, 3/01/16	250	262,564
5.15%, 3/15/42(d)	50	48,709
Discovery Communications LLC,
4.38%, 6/15/21	50	53,747
NBC Universal Media LLC,
4.38%, 4/01/21	100	107,115
News America, Inc.:
4.50%, 2/15/21	100	106,634
6.20%, 12/15/34	100	110,902
TCI Communications, Inc.,
8.75%, 8/01/15	50	61,573
Time Warner Cable, Inc.:
7.50%, 4/01/14	50	56,278
4.13%, 2/15/21	100	103,889
6.75%, 6/15/39	50	59,617
Time Warner, Inc.:
8.25%, 4/01/19	150	191,835

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Media (concluded)
4.88%, 3/15/20(a)	$150	$165,975
7.70%, 5/01/32	100	130,424
Viacom, Inc.,
6.75%, 10/05/37	50	62,340
The Walt Disney Co.,
3.75%, 6/01/21	50	53,737
WPP Finance 2010,
4.75%, 11/21/21(d)	100	104,573

		2,255,259

Metals & Mining – 0.9%
Alcoa, Inc.,
5.90%, 2/01/27	100	100,600
ArcelorMittal:
3.75%, 2/25/15	50	50,814
3.75%, 8/05/15(a)	150	152,367
3.75%, 3/01/16(a)	150	149,877
Barrick Gold Corp.,
3.85%, 4/01/22(d)	100	99,444
Barrick North America Finance LLC,
5.70%, 5/30/41	50	53,547
BHP Billiton Finance USA Ltd.:
4.80%, 4/15/13	100	104,368
1.63%, 2/24/17	100	99,500
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21(a)	50	51,793
Freeport-McMoRan Copper & Gold, Inc.:
2.15%, 3/01/17(a)	100	99,067
3.55%, 3/01/22	50	48,021
Newmont Mining Corp.:
3.50%, 3/15/22	50	48,170
4.88%, 3/15/42	50	46,521
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	51,822
4.13%, 5/20/21	150	158,251
Teck Resources Ltd.:
10.25%, 5/15/16	100	114,510
4.75%, 1/15/22	50	52,933
5.20%, 3/01/42(a)	50	47,436
Vale Overseas Ltd.,
6.88%, 11/21/36	100	115,984

		1,645,025

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
4.90%, 8/01/41	50	52,457
Nisource Finance Corp.,
5.95%, 6/15/41	50	54,737
Pacific Gas & Electric Co.,
6.05%, 3/01/34	100	121,557
San Diego Gas & Electric Co.,
4.30%, 10/01/41	100	101,454
SCANA Corp.,
4.13%, 2/01/22	100	100,050

		430,255

Multiline Retail – 0.2%
Kohl’s Corp.,
4.00%, 11/01/21	50	51,581
Nordstrom, Inc.,
4.00%, 10/15/21(a)	100	106,398
Target Corp.,
7.00%, 1/15/38	100	134,651

		292,630

Office Electronics – 0.1%
Xerox Corp.,
5.63%, 12/15/19	100	111,102

Oil, Gas & Consumable Fuels – 3.1%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	50	57,455
Anadarko Petroleum Corp.,
6.45%, 9/15/36	100	115,760
Apache Corp.,
6.00%, 1/15/37	100	121,867
BP Capital Markets Plc:
3.63%, 5/08/14(a)	100	105,136
3.20%, 3/11/16	100	105,954
Canadian Natural Resources Ltd.:
1.45%, 11/14/14	50	50,672
3.45%, 11/15/21	100	101,406

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
ConocoPhillips,
4.60%, 1/15/15	$200	$220,529
ConocoPhillips Holding Co.,
6.95%, 4/15/29	100	134,346
Devon Energy Corp.,
4.00%, 7/15/21(a)	150	159,976
Ecopetrol SA,
7.63%, 7/23/19	100	123,250
Enbridge Energy Partners LP,
4.20%, 9/15/21	100	104,214
Energy Transfer Partners LP:
9.70%, 3/15/19	44	56,254
5.20%, 2/01/22	100	104,616
Enterprise Products Operating LLC:
5.60%, 10/15/14	200	220,875
5.95%, 2/01/41	50	55,702
EOG Resources, Inc.,
2.50%, 2/01/16	50	51,621
EQT Corp.,
4.88%, 11/15/21	50	50,598
Hess Corp.,
8.13%, 2/15/19	200	258,285
Husky Energy, Inc.,
3.95%, 4/15/22	50	50,336
Kinder Morgan Energy Partners LP:
3.95%, 9/01/22	75	74,500
6.50%, 2/01/37	100	110,221
Marathon Petroleum Corp.:
3.50%, 3/01/16	100	104,185
5.13%, 3/01/21(a)	50	54,382
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	118,870
Nabors Industries, Inc.,
5.00%, 9/15/20	50	53,672
Noble Energy, Inc.,
4.15%, 12/15/21	50	51,106
Noble Holding International Ltd.,
5.25%, 3/15/42(a)	50	49,671
Occidental Petroleum Corp.,
4.10%, 2/01/21	50	54,690
ONEOK Partners LP,
6.13%, 2/01/41	50	55,713
Pemex Project Funding Master Trust,
5.75%, 3/01/18	100	112,500
Petrobras International Finance Co.:
2.88%, 2/06/15	100	102,608
3.50%, 2/06/17	200	204,994
5.75%, 1/20/20	150	166,170
Petrohawk Energy Corp.,
7.88%, 6/01/15	50	52,500
Petroleos Mexicanos:
4.88%, 1/24/22(d)	50	52,500
6.50%, 6/02/41	50	56,250
Phillips 66,
1.95%, 3/05/15(d)	250	251,729
Plains All American Pipeline LP/PAA Finance Corp.,
5.15%, 12/01/41	50	48,845
Sempra Energy:
2.00%, 3/15/14	100	102,064
2.30%, 4/01/17	100	101,218
Shell International Finance BV,
4.38%, 3/25/20	100	114,429
Statoil ASA,
5.10%, 8/17/40	100	111,922
Suncor Energy, Inc.,
6.50%, 6/15/38	100	124,438
Talisman Energy, Inc.,
3.75%, 2/01/21	50	49,156
Tennessee Gas Pipeline Co.,
7.50%, 4/01/17	100	118,315
Total Capital International SA,
1.50%, 2/17/17	100	97,317
TransCanada PipeLines Ltd.:
0.88%, 3/02/15	100	99,797
6.20%, 10/15/37	50	61,745
Transocean, Inc.,
5.05%, 12/15/16	150	160,639
Valero Energy Corp.,
6.13%, 2/01/20	150	172,333
Weatherford International Ltd.:
6.00%, 3/15/18	150	169,698
5.13%, 9/15/20	50	53,193
The Williams Cos., Inc.,
7.88%, 9/01/21	31	38,633
Williams Partners LP:
3.80%, 2/15/15	150	159,390
4.00%, 11/15/21	100	101,048

		5,859,293

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Paper & Forest Products – 0.2%
Celulosa Arauco y Constitucion SA,
4.75%, 1/11/22(d)	$50	$51,183
Georgia-Pacific LLC,
8.88%, 5/15/31	25	33,726
International Paper Co.:
7.95%, 6/15/18	75	94,243
7.50%, 8/15/21	100	126,051

		305,203

Pharmaceuticals – 0.9%
Abbott Laboratories:
5.60%, 11/30/17(a)	150	181,395
4.13%, 5/27/20	50	55,884
Aristotle Holding, Inc.:
3.50%, 11/15/16(d)	100	104,455
4.75%, 11/15/21(d)	50	53,511
AstraZeneca Plc,
5.90%, 9/15/17	100	119,853
Eli Lilly & Co.,
5.50%, 3/15/27	50	59,827
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	120,764
6.38%, 5/15/38	50	66,058
Johnson & Johnson,
2.15%, 5/15/16	100	104,121
Merck & Co., Inc.,
5.95%, 12/01/28	100	125,457
Novartis Capital Corp.,
4.40%, 4/24/20	100	113,409
Pfizer, Inc.,
5.35%, 3/15/15	100	113,051
Pharmacia Corp.,
6.50%, 12/01/18	150	186,877
Sanofi,
1.20%, 9/30/14	50	50,544
Teva Pharmaceutical Finance Co. BV,
2.40%, 11/10/16	200	204,810

		1,660,016

Real Estate – 0.2%
Boston Properties LP,
3.70%, 11/15/18	50	51,713
Simon Property Group LP:
5.25%, 12/01/16	50	56,545
2.80%, 1/30/17(a)	100	102,393
2.15%, 9/15/17	100	98,569
Ventas Realty LP/Ventas Capital Corp.,
4.25%, 3/01/22	100	97,170

		406,390

Real Estate Investment Trusts (REITs) – 0.2%
ERP Operating LP,
4.75%, 7/15/20	100	106,780
HCP, Inc.,
6.00%, 1/30/17	100	111,130
Health Care REIT, Inc.,
5.25%, 1/15/22	50	52,301
ProLogis LP,
6.25%, 3/15/17	50	55,069

		325,280

Road & Rail – 0.3%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	50	54,322
Canadian National Railway Co.,
1.45%, 12/15/16	50	49,724
Canadian Pacific Railway Ltd.,
5.75%, 1/15/42	25	25,745
CSX Corp.,
3.70%, 10/30/20(a)	100	103,205
Norfolk Southern Corp.:
7.70%, 5/15/17	150	189,095
3.00%, 4/01/22	100	98,316
Union Pacific Corp.,
4.16%, 7/15/22	100	108,046

		628,453

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Semiconductors & Semiconductor Equipment – 0.1%
Applied Materials, Inc.,
5.85%, 6/15/41	$50	$57,477
Intel Corp.,
4.80%, 10/01/41	50	53,260
Texas Instruments, Inc.,
1.38%, 5/15/14	50	50,783

		161,520

Software – 0.2%
Microsoft Corp.,
3.00%, 10/01/20	50	52,773
Oracle Corp.:
5.75%, 4/15/18	150	182,357
3.88%, 7/15/20(a)	100	110,082

		345,212

Specialty Retail – 0.2%
The Home Depot, Inc.,
4.40%, 4/01/21(a)	150	168,099
Lowe’s Cos., Inc.,
4.63%, 4/15/20(a)	100	110,782
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	25	28,689
3.88%, 1/15/22	50	50,146

		357,716

Tobacco – 0.2%
Altria Group, Inc.,
9.25%, 8/06/19	200	268,946
Lorillard Tobacco Co.,
6.88%, 5/01/20	100	117,496
Philip Morris International, Inc.,
4.13%, 5/17/21	50	54,092

		440,534

Water Utilities – 0.0%
United Utilities Plc,
5.38%, 2/01/19	50	52,941

Wireless Telecommunication Services – 0.2%
America Movil SAB de CV,
5.00%, 3/30/20	200	222,399
American Tower Corp.,
5.05%, 9/01/20	25	25,833
Vodafone Group Plc,
7.88%, 2/15/30	100	137,890

		386,122

Total Corporate Bonds – 22.6%		42,361,602

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14	200	209,571
Brazilian Government International Bond:
8.00%, 1/15/18	167	198,917
5.63%, 1/07/41	200	230,500
Colombia Government International Bond,
7.38%, 9/18/37	100	140,250
Hydro Quebec,
2.00%, 6/30/16	100	102,870
Inter-American Development Bank,
3.00%, 4/22/14	250	263,030
Israel Government International Bond,
4.63%, 6/15/13	100	103,748
Italian Republic,
6.88%, 9/27/23	100	105,050
KFW:
3.50%, 3/10/14	100	105,553
1.25%, 10/26/15	250	252,249
2.63%, 2/16/16	100	105,799
Mexico Government International Bond:
8.13%, 12/30/19	100	134,250
5.13%, 1/15/20	100	114,750
3.63%, 3/15/22	100	102,250
6.75%, 9/27/34	150	192,750

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations (concluded)
Panama Government International Bond,
5.20%, 1/30/20	$100	$114,650
Peruvian Government International Bond,
8.75%, 11/21/33	41	63,591
Poland Government International Bond,
6.38%, 7/15/19	100	116,250
Province of Ontario Canada,
2.30%, 5/10/16	100	103,561
Province of Quebec Canada,
5.00%, 3/01/16	100	114,292
South Africa Government International Bond,
4.67%, 1/17/24	100	102,250

Total Foreign Agency Obligations – 1.6%		2,976,131

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 2.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.32%, 12/11/49	600	656,303
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2,
5.42%, 5/15/36(e)	500	535,568
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49	350	386,353
Series 2007-GG9, Class A4, 5.44%, 3/10/39	200	220,084
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.79%, 8/10/45	300	332,909
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	100	109,528
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	526,333
Series 2006-C4, Class AM, 6.09%, 6/15/38(e)	475	503,967
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3,
5.90%, 2/15/51	474	499,835

		3,770,880

Total Non-Agency Mortgage-Backed Securities – 2.0%		3,770,880

Preferred Securities
Capital Trusts – 0.0%
Insurance – 0.0%
Chubb Corp. (The),
6.00%, 5/11/37	50	60,841

	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XVIII,
6.95%, 8/17/36	75	75,225

Total Preferred Securities – 0.1%		136,066

	Par (000)
Taxable Municipal Bonds
Bay Area Toll Authority,
7.04%, 4/01/41	$100	133,128
City of New York, Series G,
5.97%, 3/01/36	100	122,975
Los Angeles Community College District, GO, Unlimited, Build America Bonds,
6.75%, 8/01/49	50	64,954
Massachusetts School Building Authority,
5.72%, 8/15/39	100	124,001
Metropolitan Transportation Authority, RB, Build America Bonds,
6.69%, 11/15/40	50	62,733
New Jersey Economic Development Authority,
7.43%, 2/15/29	200	251,270
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	155	163,325
Ohio State Water Development Authority, Water Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	111,905
Port Authority of New York & New Jersey,
5.86%, 12/01/24	100	126,794
State of California,
7.55%, 4/01/39	175	227,059
State of Illinois, GO, Unlimited,
5.10%, 6/01/33	200	188,532
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	124,134

Total Taxable Municipal Bonds – 0.9%		1,700,810

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations – 5.5%
Fannie Mae:
0.50%, 9/19/14	$1,000	$1,001,273
0.65%, 8/28/14	600	600,314
1.63%, 10/26/15	350	360,521
2.38%, 7/28/15	600	632,587
2.75%, 2/05/14	300	313,338
4.63%, 10/15/13	900	959,077
6.63%, 11/15/30	149	211,409
Federal Home Loan Banks:
0.38%, 11/27/13	1,500	1,500,304
5.50%, 8/13/14	425	475,421
5.50%, 7/15/36	100	125,456
Financing Corp.,
8.60%, 9/26/19	200	287,648
Freddie Mac:
0.38%, 11/27/13	500	500,101
0.50%, 4/17/15	500	497,925
2.00%, 8/25/16	750	779,695
4.50%, 1/15/14	700	753,357
4.88%, 6/13/18(a)	250	298,197
6.25%, 7/15/32	95	131,605
6.75%, 3/15/31	250	359,894
Tennessee Valley Authority,
6.25%, 12/15/17	400	504,816

		10,292,938

Mortgage-Backed Securities – 32.3%
Fannie Mae Mortgage Backed Securities:
2.76%, 8/01/41(e)	259	269,127
3.00%, 1/01/27 - 4/01/27(f)	992	1,027,749
3.20%, 11/01/40(e)	141	147,437
3.50%, 2/01/26 - 4/01/42(f)	3,614	3,732,302
4.00%, 10/01/25 - 11/01/41(f)	7,047	7,431,995
4.50%, 5/01/24 - 4/01/42(f)	6,408	6,828,777
5.00%, 1/01/19 - 4/01/42(f)	3,525	3,822,603
5.29%, 7/01/39(e)	130	139,719
5.50%, 6/01/25 - 4/01/42(f)	3,944	4,314,352
6.00%, 3/01/34 - 4/01/42(f)	2,171	2,402,450
6.50%, 7/01/32	540	615,124
7.00%, 2/01/32	112	129,855
Freddie Mac Mortgage Backed Securities:
3.00%, 4/01/27(f)	500	516,953
3.26%, 8/01/41(e)	181	189,787
3.50%, 4/01/27 - 4/01/42(f)	1,600	1,658,235
3.68%, 9/01/40(e)	201	211,318
4.00%, 5/01/19 - 4/01/42(f)	2,545	2,667,466
4.50%, 4/01/18 - 4/01/42(f)	3,953	4,202,158
5.00%, 10/01/18 - 4/01/42(f)	3,442	3,708,918
5.05%, 7/01/38(e)	292	313,656
5.50%, 6/01/35 - 4/01/42(f)	1,902	2,077,248
6.00%, 4/01/42(f)	1,000	1,102,187
6.50%, 6/01/31	149	169,813
8.00%, 12/01/24	377	445,200
Ginnie Mae Mortgage Backed Securities:
3.50%, 4/01/42(f)	300	312,609
4.00%, 3/15/41 - 4/01/42(f)	2,949	3,170,165
4.50%, 7/15/39 - 4/01/42(f)	3,570	3,894,386
5.00%, 11/15/39 - 4/01/42(f)	2,218	2,453,933

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 12/15/32 - 4/01/42(f)	$1,283	$1,430,146
6.00%, 3/15/35 - 10/15/37	246	278,462
6.50%, 9/15/36	402	463,310
7.50%, 12/15/23	431	503,627

		60,631,067

Total U.S. Government Sponsored Agency Securities – 37.8%		70,924,005

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17(a)	500	691,289
8.75%, 5/15/20(a)	500	763,437
8.75%, 8/15/20(a)	400	614,969
6.25%, 8/15/23(a)	450	623,250
7.63%, 2/15/25(a)	375	583,301
6.13%, 11/15/27(a)	480	678,300
6.25%, 5/15/30	100	146,406
5.38%, 2/15/31(a)	350	470,750
4.50%, 2/15/36	966	1,179,124
3.50%, 2/15/39	100	103,891
4.25%, 5/15/39	25	29,453
4.38%, 11/15/39	300	360,469
4.63%, 2/15/40(a)	730	911,701
4.38%, 5/15/40	250	300,430
3.88%, 8/15/40	360	398,194
4.25%, 11/15/40	678	798,451
4.75%, 2/15/41(a)	200	254,906
4.38%, 5/15/41	610	733,335
3.75%, 8/15/41	1,450	1,567,586
3.13%, 11/15/41(a)	400	383,688
3.13%, 2/15/42(a)	950	910,664
U.S. Treasury Notes:
1.75%, 4/15/13(a)	1,700	1,726,562
0.63%, 4/30/13(a)	1,300	1,305,434
1.38%, 5/15/13(a)	1,250	1,265,576
3.38%, 6/30/13	370	384,309
3.13%, 8/31/13	700	727,918
0.13%, 9/30/13	1,000	997,461
2.75%, 10/31/13	1,423	1,477,418
0.25%, 11/30/13	3,700	3,696,096
0.25%, 1/31/14	2,150	2,146,893
4.75%, 5/15/14	775	846,203
0.75%, 6/15/14	350	352,734
0.50%, 8/15/14(a)	1,750	1,753,145
2.38%, 8/31/14(a)	950	994,012
0.50%, 10/15/14(a)	1,500	1,501,524
0.38%, 11/15/14(a)	1,250	1,246,875
0.25%, 12/15/14(a)	2,550	2,534,659
0.25%, 1/15/15	700	695,407
0.25%, 2/15/15(a)	1,000	992,812
2.50%, 4/30/15	1,290	1,366,190
1.88%, 6/30/15	1,000	1,040,859
1.75%, 7/31/15	750	777,715
1.25%, 9/30/15(a)	900	918,492
2.00%, 1/31/16	400	418,906
4.50%, 2/15/16(a)	1,200	1,371,374
2.13%, 2/29/16	600	631,453
2.00%, 4/30/16	1,679	1,758,883
5.13%, 5/15/16(a)	250	293,613
1.50%, 6/30/16	500	513,242
1.50%, 7/31/16	550	564,309
4.63%, 11/15/16	250	291,250
2.75%, 11/30/16	850	918,199

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations (concluded)
0.88%, 12/31/16	$250	$248,692
0.88%, 1/31/17(a)	800	795,062
4.63%, 2/15/17	650	761,110
0.88%, 2/28/17(a)	1,950	1,936,290
2.50%, 6/30/17	790	845,115
4.75%, 8/15/17	375	445,313
1.88%, 8/31/17	370	383,528
4.25%, 11/15/17	275	320,096
2.75%, 2/28/18(a)	1,300	1,407,250
4.00%, 8/15/18(a)	500	579,492
1.38%, 9/30/18	600	596,015
1.75%, 10/31/18	250	253,965
1.38%, 12/31/18(a)	1,030	1,019,137
1.25%, 1/31/19(a)	1,200	1,174,874
1.38%, 2/28/19(a)	1,150	1,133,648
3.38%, 11/15/19	800	893,125
3.63%, 2/15/20	500	567,187
2.63%, 8/15/20(a)	750	790,723
3.63%, 2/15/21(a)	110	124,523
2.13%, 8/15/21	450	449,684
2.00%, 11/15/21(a)	1,350	1,329,012

Total U.S. Treasury Obligations – 34.2%		64,066,958

Total Long-Term Investments (Cost – $ 179,639,892) – 99.4%		186,253,828

Short-Term Securities	Shares
Money Market Funds – 27.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)(g)(h)	43,811,191	43,811,191
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(b)(g)(h)	7,871,229	7,871,229

		51,682,420

Total Short-Term Securities (Cost – $ 51,682,420) – 27.5%		51,682,420

Total Investments Before TBA Sale Commitments (Cost – $ 231,322,312*) – 126.9%		237,936,248

TBA Sale Commitments(f)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 2/01/26 - 4/01/42	$1,100	(1,129,218)
Ginnie Mae Mortgage Backed Securities:
4.00%, 3/15/41 - 4/01/42	500	(536,094)

Total TBA Sale Commitments (Proceeds – $1,657,395) – (0.9)%		(1,665,312)

Total Investments Net of TBA Sale Commitments – 126.0%		236,270,936
Liabilities in Excess of Other Assets – (26.0)%		(48,755,455)

Net Assets – 100.0%		$187,515,481

Schedule of Investments (continued)	Bold Index Master Portfolio

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$231,322,312

Gross unrealized appreciation	$6,971,542
Gross unrealized depreciation	(357,606)

Net unrealized appreciation	$6,613,936

(a)	Security, or a portion of security, is on loan.

(b)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Par held at December 31, 2011	Shares Purchased		Shares/ Par held at March 31, 2012	Value at March 31, 2012	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	25,385,409	1,842,578,211	[1]	43,811,191	$43,811,191	$13,879
BlackRock Cash Funds: Prime, SL Agency Shares	5,275,209	25,960,201	[1]	7,871,229	7,871,229	$1,907
PNC Funding Corp.	150	–		150	167,401	$2,109

[1]	Represents net shares purchased.

(c)	Step coupon security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$2,438,273	$4,762
Barclays Capital Inc.	$512,266	$(834)
BNP Paribas Securities	$1,268,719	$(2,250)
Citigroup Global Markets	$1,250,031	$(2,236)
Credit Suisse Securities	$5,132,539	$8,262
Deutsche Bank Securities	$1,051,719	$416
Goldman Sachs & Co.	$964,453	$2,115
JPMorgan Securities	$2,241,562	$1,601
Morgan Stanley Co.	$552,266	$(39)
Nomura Securities	$2,735,625	$3,125
R.B.C. Dominion Securities	$(536,094)	$1,250
RBS Securities	$3,679,687	$3,076
UBS Securities LLC	$(1,129,218)	$(1)
Wells Fargo Securities	$2,521,609	$56

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

(h)	Represents the current yield as of report date.

GO	General Obligations

RB	Revenue Bond

TBA	To Be Announced

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Schedule of Investments (concluded)	Bond Index Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1– unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$317,376	–	$317,376
Corporate Bonds	–	42,361,602	–	42,361,602
Foreign Agency Obligations	–	2,976,131	–	2,976,131
Non-Agency Mortgage- Backed Securities	–	3,770,880	–	3,770,880
Preferred Securities	–	136,066	–	136,066
Taxable Municipal Bonds	–	1,700,810	–	1,700,810
U.S. Government Sponsored Agency Securities	–	70,924,005	–	70,924,005
U.S. Treasury Obligations	–	64,066,958	–	64,066,958
Short-Term Securities:
Money Market Funds	$51,682,420	–	–	51,682,420
Liabilities:
Long Term Investments:
TBA Sale Commitments:	–	(1,665,312)	–	(1,665,312)

Total	$51,682,420	$184,588,516	–	$236,270,936

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $27,501,058 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 10.6%
Auto Components – 0.3%
BorgWarner, Inc.(a)(b)	20,582	$1,735,886
The Goodyear Tire & Rubber Co.(a)	45,685	512,585
Johnson Controls, Inc.	128,339	4,168,451

		6,416,922

Automobiles – 0.4%
Ford Motor Co.	716,549	8,949,697
Harley-Davidson, Inc.	42,992	2,110,047

		11,059,744

Distributors – 0.1%
Genuine Parts Co.(b)	29,368	1,842,842

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)	21,223	820,057
DeVry, Inc.	11,178	378,599
H&R Block, Inc.	55,064	906,904

		2,105,560

Hotels, Restaurants & Leisure – 1.9%
Carnival Corp.	85,387	2,739,215
Chipotle Mexican Grill, Inc.(a)	5,894	2,463,692
Darden Restaurants, Inc.(b)	24,197	1,237,919
International Game Technology	56,338	945,915
Marriott International, Inc., Class A(b)	50,400	1,907,640
McDonald’s Corp.	192,029	18,838,045
Starbucks Corp.	142,037	7,938,448
Starwood Hotels & Resorts Worldwide, Inc.	36,970	2,085,478
Wyndham Worldwide Corp.	27,495	1,278,792
Wynn Resorts Ltd.(b)	14,974	1,869,953
Yum! Brands, Inc.	86,801	6,178,495

		47,483,592

Household Durables – 0.2%
D.R. Horton, Inc.(b)	52,848	801,704
Harman International Industries, Inc.(b)	13,297	622,432
Leggett & Platt, Inc.(b)	26,566	611,284
Lennar Corp., Class A(b)	30,773	836,410
Newell Rubbermaid, Inc.	54,335	967,706
PulteGroup, Inc.(a)	63,362	560,754
Whirlpool Corp.(b)	14,380	1,105,247

		5,505,537

Internet & Catalog Retail – 0.9%
Amazon.com, Inc.(a)	68,636	13,899,476
Expedia, Inc.(b)	17,868	597,506
NetFlix, Inc.(a)	10,404	1,196,876
priceline.com, Inc.(a)	9,389	6,736,608
TripAdvisor, Inc.(a)	17,740	632,786

		23,063,252

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(b)	21,930	805,270
Mattel, Inc.	63,929	2,151,850

		2,957,120

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media – 3.1%
Cablevision Systems Corp.	41,033	$602,364
CBS Corp., Class B	122,368	4,149,499
Comcast Corp, Class A	508,369	15,256,154
DIRECTV, Class A(a)	127,495	6,290,603
Discovery Communications, Inc.(a)	48,826	2,470,596
Gannett Co., Inc.(b)	44,609	683,856
Interpublic Group of Cos., Inc.	84,126	959,878
The McGraw-Hill Cos., Inc.	52,488	2,544,093
News Corp., Class A	405,795	7,990,104
Omnicom Group, Inc.	51,497	2,608,323
Scripps Networks Interactive, Inc., Class A	18,018	877,296
Time Warner Cable, Inc.	59,214	4,825,941
Time Warner, Inc.	182,803	6,900,813
Viacom, Inc., Class B	101,832	4,832,947
The Walt Disney Co.	337,914	14,793,875
The Washington Post Co., Class B(b)	907	338,828

		76,125,170

Multiline Retail – 0.8%
Big Lots, Inc.(a)	12,275	528,070
Dollar Tree, Inc.(a)	22,439	2,120,261
Family Dollar Stores, Inc.(b)	22,250	1,407,980
J.C. Penney Co., Inc.(b)	27,378	970,003
Kohl’s Corp.(b)	47,777	2,390,283
Macy’s, Inc.	78,109	3,103,271
Nordstrom, Inc.	30,134	1,679,066
Sears Holdings Corp.(a)(b)	7,227	478,789
Target Corp.	126,615	7,377,856

		20,055,579

Specialty Retail – 2.0%
Abercrombie & Fitch Co., Class A	16,199	803,632
AutoNation, Inc.(a)	8,570	294,037
AutoZone, Inc.(a)	5,129	1,906,962
Bed Bath & Beyond, Inc.(a)	44,659	2,937,222
Best Buy Co., Inc.(b)	53,454	1,265,791
CarMax, Inc.(a)	42,769	1,481,946
GameStop Corp., Class A(b)	25,829	564,105
The Gap, Inc.	62,506	1,633,907
The Home Depot, Inc.	290,632	14,621,696
Limited Brands, Inc.(b)	46,370	2,225,760
Lowe’s Cos., Inc.(b)	233,963	7,341,759
O’Reilly Automotive, Inc.(a)	23,947	2,187,558
Ross Stores, Inc.	43,175	2,508,468
Staples, Inc.(b)	130,568	2,112,590
Tiffany & Co.	23,951	1,655,733
The TJX Cos., Inc.(b)	142,202	5,646,841
Urban Outfitters, Inc.(a)	20,759	604,295

		49,792,302

Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	54,252	4,192,594
NIKE, Inc., Class B(b)	69,215	7,505,675
Ralph Lauren Corp.	12,185	2,124,211
VF Corp.(b)	16,472	2,404,583

		16,227,063

Total Consumer Discretionary		262,634,683

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Staples – 10.5%
Beverages – 2.4%
Beam, Inc.	29,560	$1,731,329
Brown-Forman Corp., Class B	18,702	1,559,560
The Coca-Cola Co.	426,684	31,578,883
Coca-Cola Enterprises, Inc.	56,538	1,616,987
Constellation Brands, Inc.(a)	32,461	765,755
Dr Pepper Snapple Group, Inc.	39,979	1,607,555
Molson Coors Brewing Co., Class B	29,644	1,341,391
PepsiCo Inc.	296,114	19,647,164

		59,848,624

Food & Staples Retailing – 2.2%
Costco Wholesale Corp.	81,997	7,445,328
CVS Caremark Corp.	245,537	11,000,058
The Kroger Co.(b)	108,480	2,628,470
Safeway, Inc.(b)	50,672	1,024,081
SUPERVALU, Inc.(b)	39,885	227,743
Sysco Corp.	110,209	3,290,841
Wal-Mart Stores, Inc.(b)	329,287	20,152,364
Walgreen Co.	164,678	5,515,066
Whole Foods Market, Inc.	30,599	2,545,837

		53,829,788

Food Products – 1.7%
Archer Daniels Midland Co.	124,734	3,949,078
Campbell Soup Co.(b)	33,565	1,136,175
ConAgra Foods, Inc.	77,779	2,042,476
Dean Foods Co.(a)	34,561	418,534
General Mills, Inc.	121,533	4,794,477
H.J. Heinz Co.(b)	60,307	3,229,440
The Hershey Co.	28,920	1,773,664
Hormel Foods Corp.(b)	25,719	759,225
The J.M. Smucker Co.	21,372	1,738,826
Kellogg Co.	46,459	2,491,596
Kraft Foods, Inc., Class A	333,365	12,671,204
McCormick & Co., Inc.(b)	25,131	1,367,880
Mead Johnson Nutrition Co.	38,395	3,166,820
Sara Lee Corp.	111,526	2,401,155
Tyson Foods, Inc., Class A	54,740	1,048,271

		42,988,821

Household Products – 2.1%
The Clorox Co.(b)	24,431	1,679,631
Colgate-Palmolive Co.	90,415	8,840,779
Kimberly-Clark Corp.	74,220	5,484,116
The Procter & Gamble Co.	519,290	34,901,481

		50,906,007

Personal Products – 0.2%
Avon Products, Inc.	81,319	1,574,336
The Estee Lauder Cos., Inc., Class A	42,391	2,625,698

		4,200,034

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Tobacco – 1.9%
Altria Group, Inc.	385,668	$11,905,571
Lorillard, Inc.	24,887	3,222,369
Philip Morris International, Inc.	324,627	28,765,198
Reynolds American, Inc.	63,073	2,613,745

		46,506,883

Total Consumer Staples		258,280,157

Energy – 10.9%
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	82,493	3,459,756
Cameron International Corp.(a)	46,409	2,451,787
Diamond Offshore Drilling, Inc.	13,070	872,423
FMC Technologies, Inc.(a)	45,071	2,272,480
Halliburton Co.(b)	174,007	5,775,292
Helmerich & Payne, Inc.(b)	20,294	1,094,861
Nabors Industries Ltd.(a)	54,575	954,517
National Oilwell Varco, Inc.	79,978	6,355,852
Noble Corp.(a)	47,538	1,781,249
Rowan Cos., Inc.(a)	23,246	765,491
Schlumberger Ltd.	251,458	17,584,458

		43,368,166

Oil, Gas & Consumable Fuels – 9.2%
Alpha Natural Resources, Inc.(a)	41,237	627,215
Anadarko Petroleum Corp.	93,968	7,361,453
Apache Corp.	72,456	7,277,481
Cabot Oil & Gas Corp.	39,629	1,235,236
Chesapeake Energy Corp.(b)	124,896	2,893,840
Chevron Corp.	372,720	39,970,493
ConocoPhillips	241,261	18,338,249
CONSOL Energy, Inc.	42,861	1,461,560
Denbury Resources, Inc.(a)	73,498	1,339,868
Devon Energy Corp.	76,184	5,418,206
El Paso Corp.	145,703	4,305,524
EOG Resources, Inc.	50,730	5,636,103
EQT Corp.	28,222	1,360,583
Exxon Mobil Corp.(b)	888,591	77,067,497
Hess Corp.	57,044	3,362,744
Marathon Oil Corp.	132,708	4,206,844
Marathon Petroleum Corp.	65,576	2,843,375
Murphy Oil Corp.	36,550	2,056,668
Newfield Exploration Co.(a)	25,093	870,225
Noble Energy, Inc.	33,358	3,261,745
Occidental Petroleum Corp.	152,909	14,561,524
Peabody Energy Corp.	51,342	1,486,864
Pioneer Natural Resources Co.(b)	23,237	2,593,017
QEP Resources, Inc.	33,582	1,024,251
Range Resources Corp.	29,757	1,730,072
Southwestern Energy Co.(a)	65,801	2,013,511
Spectra Energy Corp.	122,758	3,873,015
Sunoco, Inc.	20,254	772,690
Tesoro Corp.(a)	26,251	704,577
Valero Energy Corp.	104,705	2,698,248
The Williams Cos., Inc.	111,640	3,439,628
WPX Energy, Inc.(a)	37,189	669,774

		226,462,080

Total Energy		269,830,246

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials – 14.5%
Capital Markets – 2.0%
Ameriprise Financial, Inc.	41,904	$2,393,976
The Bank of New York Mellon Corp.	227,135	5,480,768
BlackRock, Inc.(c)	18,923	3,877,323
The Charles Schwab Corp.	203,725	2,927,528
E*Trade Financial Corp.(a)	47,771	523,092
Federated Investors, Inc., Class B(b)	17,458	391,234
Franklin Resources, Inc.(b)	26,869	3,332,562
The Goldman Sachs Group, Inc.	93,304	11,604,218
Invesco Ltd.	83,919	2,238,120
Legg Mason, Inc.	23,572	658,366
Morgan Stanley	287,229	5,641,178
Northern Trust Corp.	45,454	2,156,792
State Street Corp.	91,972	4,184,726
T Rowe Price Group, Inc.	47,788	3,120,556

		48,530,439

Commercial Banks – 2.8%
BB&T Corp.	131,445	4,126,058
Comerica, Inc.(b)	37,194	1,203,598
Fifth Third Bancorp	173,416	2,436,495
First Horizon National Corp.(b)	48,570	504,157
Huntington Bancshares, Inc.	162,283	1,046,725
KeyCorp	179,831	1,528,563
M&T Bank Corp.(b)	23,830	2,070,350
PNC Financial Services Group, Inc.(c)	99,461	6,414,240
Regions Financial Corp.	237,784	1,566,997
SunTrust Banks, Inc.	100,524	2,429,665
U.S. Bancorp	360,266	11,413,227
Wells Fargo & Co.	994,170	33,940,964
Zions BanCorp.	34,845	747,774

		69,428,813

Consumer Finance – 0.9%
American Express Co.	191,326	11,070,122
Capital One Financial Corp.	104,337	5,815,745
Discover Financial Services	99,934	3,331,800
SLM Corp.	96,099	1,514,520

		21,732,187

Diversified Financial Services – 3.3%
Bank of America Corp.	2,023,382	19,363,766
Citigroup, Inc.	552,142	20,180,790
CME Group, Inc.	12,527	3,624,437
IntercontinentalExchange, Inc.(a)	13,685	1,880,593
JPMorgan Chase & Co.(b)	719,691	33,091,392
Leucadia National Corp.	37,468	977,915
Moody’s Corp.	37,008	1,558,037
The NASDAQ OMX Group, Inc.(a)	23,608	611,447
NYSE Euronext	48,640	1,459,686

		82,748,063

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance – 3.4%
ACE Ltd.	63,562	$4,652,738
Aflac, Inc.	88,059	4,049,833
The Allstate Corp.(b)	93,973	3,093,591
American International Group, Inc.(a)	101,429	3,127,056
Aon Corp.	61,303	3,007,525
Assurant, Inc.	16,534	669,627
Berkshire Hathaway, Inc., Class B(a)	331,476	26,899,277
Chubb Corp.	51,114	3,532,489
Cincinnati Financial Corp.(b)	30,642	1,057,455
Genworth Financial, Inc., Class A(a)	92,111	766,364
Hartford Financial Services Group, Inc.(b)	82,853	1,746,541
Lincoln National Corp.(b)	54,859	1,446,083
Loews Corp.	57,603	2,296,632
Marsh & McLennan Cos., Inc.	102,447	3,359,237
MetLife, Inc.	199,902	7,466,340
Principal Financial Group, Inc.	56,828	1,676,994
The Progressive Corp.(b)	115,420	2,675,436
Prudential Financial, Inc.	88,608	5,616,861
Torchmark Corp.	18,898	942,065
The Travelers Cos., Inc.	74,104	4,386,957
Unum Group(b)	54,603	1,336,682
XL Group Plc	59,463	1,289,753

		85,095,536

Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp.	74,226	4,677,723
Apartment Investment & Management Co.	22,715	599,903
AvalonBay Communities, Inc.	17,949	2,537,091
Boston Properties, Inc.	27,954	2,934,890
Equity Residential(b)	56,603	3,544,480
HCP, Inc.(b)	77,204	3,046,470
Health Care REIT, Inc.	39,641	2,178,669
Host Hotels & Resorts, Inc.(b)	133,388	2,190,231
Kimco Realty Corp.(b)	76,804	1,479,245
Plum Creek Timber Co., Inc.	30,518	1,268,328
ProLogis, Inc.	86,527	3,116,703
Public Storage	26,803	3,703,370
Simon Property Group, Inc.	57,737	8,411,126
Ventas, Inc.(b)	54,467	3,110,066
Vornado Realty Trust(b)	34,892	2,937,906
Weyerhaeuser Co.	101,140	2,216,989

		47,953,190

Real Estate Management & Development – 0.1%
CB Richard Ellis Group Inc.(a)	61,947	1,236,462

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.(b)	99,104	724,450
People’s United Financial, Inc.	67,461	893,184

		1,617,634

Total Financials		358,342,324

Health Care – 11.1%
Biotechnology – 1.2%
Amgen, Inc.(b)	149,208	10,144,652

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Biogen Idec, Inc.(a)	45,006	$5,669,406
Celgene Corp.(a)	82,728	6,413,074
Gilead Sciences, Inc.(a)	142,775	6,974,559

		29,201,691

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	105,641	6,315,219
Becton Dickinson & Co.(b)	39,623	3,076,726
Boston Scientific Corp.(a)	273,200	1,633,736
C.R. Bard, Inc.	15,826	1,562,343
CareFusion Corp.(a)	42,442	1,100,521
Covidien Plc	91,122	4,982,551
DENTSPLY International, Inc.(b)	26,663	1,069,986
Edwards Lifesciences Corp.(a)	21,697	1,578,023
Intuitive Surgical, Inc.(a)	7,410	4,014,367
Medtronic, Inc.(b)	196,181	7,688,333
St. Jude Medical, Inc.	60,413	2,676,900
Stryker Corp.(b)	61,056	3,387,387
Varian Medical Systems, Inc.(a)	21,323	1,470,434
Zimmer Holdings, Inc.	33,506	2,153,766

		42,710,292

Health Care Providers & Services – 2.1%
Aetna, Inc.	66,084	3,314,773
AmerisourceBergen Corp.	48,607	1,928,726
Cardinal Health, Inc.	65,169	2,809,435
Cigna Corp.	54,014	2,660,189
Coventry Health Care, Inc.	26,640	947,585
DaVita, Inc.(a)	17,680	1,594,206
Express Scripts, Inc.(a)	91,393	4,951,673
Humana, Inc.	30,927	2,860,129
Laboratory Corp. of America Holdings(a)	18,295	1,674,724
McKesson Corp.	46,397	4,072,265
Medco Health Solutions, Inc.(a)	73,172	5,143,992
Patterson Cos., Inc.	16,404	547,894
Quest Diagnostics Inc.(b)	29,856	1,825,694
Tenet Healthcare Corp.(a)(b)	77,820	413,224
UnitedHealth Group, Inc.(b)	197,006	11,611,534
WellPoint, Inc.	63,109	4,657,444

		51,013,487

Health Care Technology – 0.1%
Cerner Corp.(a)	27,510	2,095,162

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.(b)	65,535	2,916,963
Life Technologies Corp.(a)	33,634	1,642,012
PerkinElmer, Inc.	21,231	587,249
Thermo Fisher Scientific, Inc.	68,973	3,888,698
Waters Corp.(a)	16,821	1,558,634

		10,593,556

Pharmaceuticals – 5.6%
Abbott Laboratories(b)	296,437	18,168,624
Allergan, Inc.(b)	57,396	5,477,300
Bristol-Myers Squibb Co.(b)	318,257	10,741,174
Eli Lilly & Co.(b)	192,517	7,752,659
Forest Laboratories, Inc.(a)	50,127	1,738,906
Hospira, Inc.(a)	31,099	1,162,792
Johnson & Johnson(b)	517,533	34,136,477
Merck & Co., Inc.	573,889	22,037,337

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Mylan, Inc.(a)	80,489	$1,887,467
Perrigo Co.(b)	17,594	1,817,636
Pfizer, Inc.(b)	1,421,245	32,205,412
Watson Pharmaceuticals, Inc.(a)	24,009	1,610,043

		138,735,827

Total Health Care		274,350,015

Industrials – 10.2%
Aerospace & Defense – 2.5%
The Boeing Co.	140,591	10,455,753
General Dynamics Corp.	67,271	4,936,346
Goodrich Corp.	23,717	2,975,060
Honeywell International, Inc.	146,179	8,924,228
L-3 Communications Holdings, Inc.	18,641	1,319,224
Lockheed Martin Corp.	50,259	4,516,274
Northrop Grumman Corp.(b)	47,653	2,910,645
Precision Castparts Corp.	27,367	4,731,754
Raytheon Co.(b)	64,074	3,381,826
Rockwell Collins, Inc.	27,975	1,610,241
Textron, Inc.(b)	52,786	1,469,034
United Technologies Corp.	171,593	14,231,923

		61,462,308

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	30,794	2,016,699
Expeditors International of Washington, Inc.	39,983	1,859,609
FedEx Corp.	59,289	5,452,216
United Parcel Service, Inc., Class B(b)	180,748	14,589,979

		23,918,503

Airlines – 0.0%
Southwest Airlines Co.(b)	145,326	1,197,486

Building Products – 0.0%
Masco Corp.(b)	66,981	895,536

Commercial Services & Supplies – 0.4%
Avery Dennison Corp.(b)	19,913	599,979
Cintas Corp.(b)	20,689	809,354
Iron Mountain, Inc.	32,273	929,462
Pitney Bowes, Inc.(b)	37,515	659,514
R.R. Donnelley & Sons Co.(b)	33,867	419,612
Republic Services, Inc.	59,310	1,812,514
Stericycle, Inc.(a)	15,993	1,337,654
Waste Management, Inc.(b)	86,979	3,040,786

		9,608,875

Construction & Engineering – 0.2%
Fluor Corp.	31,887	1,914,495
Jacobs Engineering Group, Inc.(a)	24,305	1,078,413
Quanta Services, Inc.(a)	40,040	836,836

		3,829,744

Electrical Equipment – 0.5%
Cooper Industries Plc, Class A	29,882	1,910,954
Emerson Electric Co.	138,462	7,224,947
Rockwell Automation, Inc.	26,844	2,139,467
Roper Industries, Inc.	18,269	1,811,554

		13,086,922

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Conglomerates – 2.5%
3M Co.	130,942	$11,681,336
Danaher Corp.(b)	107,859	6,040,104
General Electric Co.	1,994,898	40,037,603
Tyco International Ltd.	86,904	4,882,266

		62,641,309

Machinery – 2.0%
Caterpillar, Inc.	122,080	13,003,962
Cummins, Inc.	36,184	4,343,527
Deere & Co.	75,756	6,128,660
Dover Corp.	34,699	2,183,955
Eaton Corp.	63,098	3,144,173
Flowserve Corp.	10,268	1,186,057
Illinois Tool Works, Inc.	91,205	5,209,630
Ingersoll-Rand Plc	56,174	2,322,795
Joy Global, Inc.(b)	19,965	1,467,428
PACCAR, Inc.(b)	67,280	3,150,722
Pall Corp.(b)	21,799	1,299,874
Parker Hannifin Corp.	28,449	2,405,363
Snap-on, Inc.(b)	10,967	668,658
Stanley Black & Decker, Inc.	31,964	2,459,950
Xylem, Inc.	34,683	962,453

		49,937,207

Professional Services – 0.1%
The Dun & Bradstreet Corp.	9,019	764,180
Equifax, Inc.	22,601	1,000,320
Robert Half International, Inc.(b)	26,658	807,738

		2,572,238

Road & Rail – 0.8%
CSX Corp.	198,379	4,269,116
Norfolk Southern Corp.	62,240	4,097,259
Ryder System, Inc.	9,584	506,035
Union Pacific Corp.	90,507	9,727,693

		18,600,103

Trading Companies & Distributors – 0.2%
Fastenal Co.(b)	55,666	3,011,531
W.W. Grainger, Inc.(b)	11,499	2,470,100

		5,481,631

Total Industrials		253,231,862

Information Technology – 19.9%
Communications Equipment – 2.2%
Cisco Systems, Inc.	1,015,413	21,475,985
F5 Networks, Inc.(a)	14,940	2,016,302
Harris Corp.(b)	21,480	968,318
JDS Uniphase Corp.(a)	43,105	624,592
Juniper Networks, Inc.(a)	99,230	2,270,382
Motorola Mobility Holdings, Inc.(a)	49,690	1,949,836
Motorola Solutions, Inc.	55,469	2,819,489
QUALCOMM, Inc.	318,884	21,690,490

		53,815,394

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computers & Peripherals – 5.6%
Apple, Inc.(a)	175,782	$105,376,035
Dell, Inc.(a)	287,885	4,778,891
EMC Corp.(a)	387,066	11,565,532
Hewlett-Packard Co.	372,594	8,878,915
Lexmark International, Inc., Class A(b)	13,338	443,355
NetApp, Inc.(a)	68,431	3,063,656
SanDisk Corp.(a)	45,696	2,266,065
Western Digital Corp.(a)	44,125	1,826,334

		138,198,783

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	30,737	1,837,150
Corning, Inc.	286,911	4,039,707
FLIR Systems, Inc.	29,047	735,180
Jabil Circuit, Inc.(b)	34,913	877,015
Molex, Inc.(b)	25,752	724,146
TE Connectivity Ltd.	80,344	2,952,642

		11,165,840

Internet Software & Services – 1.8%
Akamai Technologies, Inc.(a)	33,517	1,230,074
eBay, Inc.(a)	215,932	7,965,732
Google, Inc., Class A(a)	47,813	30,659,608
VeriSign, Inc.	30,167	1,156,603
Yahoo!, Inc.(a)	228,820	3,482,640

		44,494,657

IT Services – 3.8%
Accenture Plc, Class A	122,018	7,870,161
Automatic Data Processing, Inc.	92,486	5,104,302
Cognizant Technology Solutions Corp., Class A(a)	57,194	4,401,078
Computer Sciences Corp.(b)	29,133	872,242
Fidelity National Information Services, Inc.	44,162	1,462,646
Fiserv, Inc.(a)	26,079	1,809,622
International Business Machines Corp.	218,445	45,578,549
MasterCard, Inc., Class A	20,035	8,425,519
Paychex, Inc.	60,807	1,884,409
SAIC, Inc.(a)	51,745	683,034
Teradata Corp.(a)	31,558	2,150,678
Total System Services, Inc.	30,251	697,891
Visa, Inc., Class A	93,784	11,066,512
The Western Union Co.(b)	116,944	2,058,214

		94,064,857

Office Electronics – 0.1%
Xerox Corp.(b)	250,533	2,024,307

Semiconductors & Semiconductor Equipment – 2.3%
Advanced Micro Devices, Inc.(a)	111,116	891,150
Altera Corp.	60,774	2,420,021
Analog Devices, Inc.(b)	56,147	2,268,339
Applied Materials, Inc.	243,482	3,028,916
Broadcom Corp., Class A(a)	92,471	3,634,110
First Solar, Inc.(a)(b)	10,949	274,272
Intel Corp.(b)	941,900	26,476,809
KLA-Tencor Corp.	31,452	1,711,618

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Linear Technology Corp.	43,221	$1,456,548
LSI Corp.(a)	107,322	931,555
Microchip Technology, Inc.(b)	36,274	1,349,393
Micron Technology, Inc.(a)	186,330	1,509,273
Novellus Systems, Inc.(a)	13,412	669,393
NVIDIA Corp.(a)	115,174	1,772,528
Teradyne, Inc.(a)	34,890	589,292
Texas Instruments, Inc.	215,859	7,255,021
Xilinx, Inc.	49,364	1,798,330

		58,036,568

Software – 3.7%
Adobe Systems, Inc.(a)	93,093	3,194,021
Autodesk, Inc.(a)	42,585	1,802,197
BMC Software, Inc.(a)	30,946	1,242,791
CA, Inc.	68,533	1,888,769
Citrix Systems, Inc.(a)	34,986	2,760,745
Electronic Arts, Inc.(a)	62,696	1,033,230
Intuit, Inc.	55,597	3,343,048
Microsoft Corp.	1,407,911	45,405,130
Oracle Corp.	739,069	21,551,252
Red Hat, Inc.(a)	36,412	2,180,715
Salesforce.com, Inc.(a)	25,640	3,961,636
Symantec Corp.(a)	137,721	2,575,383

		90,938,917

Total Information Technology		492,739,323

Materials – 3.4%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	39,705	3,644,919
Airgas, Inc.	12,997	1,156,343
CF Industries Holdings, Inc.(b)	12,344	2,254,632
The Dow Chemical Co.(b)	223,476	7,741,209
E.I. du Pont de Nemours & Co.	175,756	9,297,492
Eastman Chemical Co.	25,853	1,336,342
Ecolab, Inc.(b)	54,913	3,389,230
FMC Corp.(b)	13,147	1,391,741
International Flavors & Fragrances, Inc.	15,334	898,572
Monsanto Co.	100,941	8,051,054
The Mosaic Co.	56,140	3,103,981
PPG Industries, Inc.	28,687	2,748,215
Praxair, Inc.	56,259	6,449,532
The Sherwin-Williams Co.	16,306	1,771,973
Sigma-Aldrich Corp.(b)	22,773	1,663,795

		54,899,030

Construction Materials – 0.1%
Vulcan Materials Co.(b)	24,418	1,043,381

Containers & Packaging – 0.1%
Ball Corp.	29,418	1,261,444
Bemis Co., Inc.(b)	19,559	631,560
Owens-Illinois, Inc.(a)	30,834	719,666
Sealed Air Corp.	36,058	696,280

		3,308,950

Metals & Mining – 0.8%
Alcoa, Inc.	200,980	2,013,820
Allegheny Technologies, Inc.	20,214	832,210

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Cliffs Natural Resources, Inc.(b)	26,814	$1,857,138
Freeport-McMoRan Copper & Gold, Inc.	178,701	6,797,786
Newmont Mining Corp.	93,333	4,785,183
Nucor Corp.(b)	59,740	2,565,833
Titanium Metals Corp.(b)	15,416	209,041
United States Steel Corp.(b)	27,023	793,665

		19,854,676

Paper & Forest Products – 0.2%
International Paper Co.	82,400	2,892,240
MeadWestvaco Corp.	32,360	1,022,252

		3,914,492

Total Materials		83,020,529

Telecommunication Services – 2.7%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.(b)	1,117,754	34,907,457
CenturyLink, Inc.	116,813	4,514,822
Frontier Communications Corp.(b)	188,663	786,725
Verizon Communications, Inc.	534,583	20,437,108
Windstream Corp.(b)	110,756	1,296,953

		61,943,065

Wireless Telecommunication Services – 0.2%
Crown Castle International Corp.(a)	47,197	2,517,488
MetroPCS Communications, Inc.(a)	54,932	495,487
Sprint Nextel Corp.(a)	565,397	1,611,381

		4,624,356

Total Telecommunication Services		66,567,421

Utilities – 3.3%
Electric Utilities – 1.8%
American Electric Power Co., Inc.	91,137	3,516,066
Duke Energy Corp.(b)	251,839	5,291,137
Edison International(b)	61,422	2,611,049
Entergy Corp.	33,297	2,237,559
Exelon Corp.	160,461	6,291,676
FirstEnergy Corp.	78,843	3,594,452
NextEra Energy, Inc.(b)	78,467	4,792,764
Northeast Utilities(b)	33,512	1,243,966
Pepco Holdings, Inc.(b)	43,151	815,122
Pinnacle West Capital Corp.	20,496	981,758
PPL Corp.	109,199	3,085,964
Progress Energy, Inc.	55,655	2,955,837
Southern Co.	163,373	7,340,349

		44,757,699

Gas Utilities – 0.1%
AGL Resources, Inc.	22,191	870,331
ONEOK, Inc.	19,600	1,600,536

		2,470,867

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.(a)(b)	121,399	1,586,685
NRG Energy, Inc.(a)	42,882	671,961

		2,258,646

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities – 1.3%
Ameren Corp.	45,802	$1,492,229
Centerpoint Energy, Inc.	80,402	1,585,528
CMS Energy Corp.(b)	48,669	1,070,718
Consolidated Edison, Inc.	55,215	3,225,660
Dominion Resources, Inc.(b)	107,484	5,504,256
DTE Energy Co.	31,945	1,757,933
Integrys Energy Group, Inc.(b)	14,661	776,886
NiSource, Inc.(b)	53,312	1,298,147
PG&E Corp.	77,690	3,372,523
Public Service Enterprise Group, Inc.(b)	95,401	2,920,225
SCANA Corp.(b)	21,769	992,884
Sempra Energy(b)	45,357	2,719,606
TECO Energy, Inc.	40,517	711,073
Wisconsin Energy Corp.(b)	43,445	1,528,395
Xcel Energy, Inc.	91,777	2,429,337

		31,385,400

Total Utilities		80,872,612

Total Long-Term Investments (Cost – $ 1,788,250,854) – 97.1%		2,399,869,172

Short-Term Securities
Money Market Funds – 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)(e)	257,702,518	257,702,518
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)(e)	78,052,833	78,052,833

		335,755,351

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill,
0.08%, 6/21/12(f)(g)	$4,155	4,154,431

Total Short-Term Securities (Cost – $ 339,909,487) – 13.8%		339,909,782

Total Investments (Cost – $2,128,160,341*) – 110.9%		2,739,778,954
Liabilities in Excess of Other Assets – (10.9)%		(268,931,189)

Net Assets – 100.0%		$2,470,847,765

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,128,160,342

Gross unrealized appreciation	$808,354,131
Gross unrealized depreciation	(196,735,519)

Net unrealized appreciation	$611,618,612

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2011	Shares Purchased		Shares Sold	Shares held at March 31, 2012	Value at March 31, 2012	Realized (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	170,771,686	86,930,832	[1]	–	257,702,518	$257,702,518	–	$121,300
BlackRock Cash Funds: Prime, SL Agency Shares	53,764,558	24,288,275	[1]	–	78,052,833	$78,052,833	–	$38,939
BlackRock, Inc.	18,408	1,090		(575)	18,923	$3,877,323	$(10,782)	$28,032
PNC Financial Services Group, Inc.	96,666	5,820		(3,025)	99,461	$6,414,240	$(38,344)	$33,611

[1]	Represents net shares purchased.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,001	S&P 500 Index	Chicago	June 2012	$70,232,663	$2,009,746

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,399,869,172	–	–	$2,399,869,172
Short-Term Securities:
Money Market Funds	335,755,351	–	–	335,755,351
U.S. Treasury Obligations	–	$4,154,431	–	4,154,431

Total	$2,735,624,523	$4,154,431	–	$2,739,778,954

[1] See above Schedule of Investments for values in each sector and industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$2,009,746	–	–	$2,009,746

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $272,706,526 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 37.8%
Active Stock Master Portfolio	$302,009,049	$302,009,049
ACWI ex-US Index Master Portfolio	$6,186,094	6,186,094
iShares Cohen & Steers Realty Majors Index Fund	29,014	2,223,633
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	61,659	1,772,080
iShares MSCI Canada Index Fund	488,978	13,857,636
iShares MSCI EAFE Index Fund	1,729,494	94,949,220
iShares MSCI EAFE Small Cap Index Fund(b)	354,938	14,243,662
iShares MSCI Emerging Markets Index Fund	883,753	37,948,354
Master Small Cap Index Series	$60,230,689	60,230,689

		533,420,417

Fixed Income Funds – 61.6%
CoreAlpha Bond Master Portfolio	$742,941,203	742,941,203
iShares Barclays TIPS Bond Fund	1,066,484	125,471,843

		868,413,046

Short-Term Securities – 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	9,490,105	9,490,105
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	2,186,672	2,186,672

		11,676,777

Total Affiliated Investment Companies (Cost – $ 1,135,946,617*) – 100.2%		1,413,510,240
Liabilities in Excess of Other Assets – (0.2)%		(2,798,286)

Net Assets – 100.0%		$1,410,711,954

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,138,268,585

Gross unrealized appreciation	$277,563,623
Gross unrealized depreciation	(2,321,968)

Net unrealized appreciation	$275,241,655

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$298,043,934	$3,965,115	[1]	–	$302,009,049	$302,009,049	$7,902,240	$1,557,659
ACWI ex-US Index Master Portfolio	$5,548,263	$637,8311		–	$6,186,094	$6,186,094	$14,287	$24,013
BlackRock Cash Funds: Institutional, SL Agency Shares	19,603,098	–		(10,112,993)[2]	9,490,105	$9,490,105	–	$10,685
BlackRock Cash Funds: Prime, SL Agency Shares	5,266,000	–		(3,079,328)[2]	2,186,672	$2,186,672	–	$3,660
CoreAlpha Bond Master Portfolio	$725,793,169	$17,148,0341		–	$742,941,203	$742,941,203	$(1,022,845)	$5,420,811
iShares Barclays TIPS Bond Fund	1,059,111	10,752		(3,379)	1,066,484	$125,471,843	$36,137	–
iShares Cohen & Steers Realty Majors Index Fund	19,438	9,576		–	29,014	$2,223,633	–	$11,565
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	59,926	1,733		–	61,659	$1,772,080	–	$12,977
iShares MSCI Canada Index Fund	520,174	–		(31,196)	488,978	$13,857,636	$(118,873)	–
iShares MSCI EAFE Index Fund	1,903,131	–		(173,637)	1,729,494	$94,949,220	$176,486	–
iShares MSCI EAFE Small Cap Index Fund	354,938	–		–	354,938	$14,243,662	–	–
iShares MSCI Emerging Markets Index Fund	939,069	–		(55,316)	883,753	$37,948,354	$(273,022)	–
Master Small Cap Index Series	$59,483,717	$746,9721		–	$60,230,689	$60,230,689	$(491,045)	$274,461

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$302,143,205	$1,111,367,035	–	$1,413,510,240

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $7,639,950 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 54.7%
Active Stock Master Portfolio	$767,597,315	$767,597,315
ACWI ex-US Index Master Portfolio	$7,756,021	7,756,021
iShares Cohen & Steers Realty Majors Index Fund(b)	519,993	39,852,264
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	1,556,485	44,733,379
iShares MSCI Canada Index Fund(b)	1,190,355	33,734,661
iShares MSCI EAFE Index Fund(b)	4,277,066	234,810,923
iShares MSCI EAFE Small Cap Index Fund	848,248	34,040,192
iShares MSCI Emerging Markets Index Fund	2,161,543	92,816,656
Master Small Cap Index Series	$86,612,595	86,612,595

		1,341,954,006

Fixed Income Funds – 44.4%
CoreAlpha Bond Master Portfolio	$937,420,830	937,420,830
iShares Barclays TIPS Bond Fund(b)	1,289,423	151,700,616

		1,089,121,446

Short-Term Securities – 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	31,857,038	31,857,038
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	10,558,405	10,558,405

		42,415,443

Total Affiliated Investment Companies (Cost – $ 2,055,747,260*) – 100.8%		2,473,490,895
Liabilities in Excess of Other Assets – (0.8)%		(18,755,880)

Net Assets – 100.0%		$2,454,735,015

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,075,012,239

Gross unrealized appreciation	$418,572,263
Gross unrealized depreciation	(20,093,607)

Net unrealized appreciation	$398,478,656

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$748,693,513	$18,903,802	[1]	–	$767,597,315	$767,597,315	$20,257,878	$3,967,713
ACWI ex-US Index Master Portfolio	$5,969,722	$1,786,299	[1]	–	$7,756,021	$7,756,021	$17,913	$30,107
BlackRock Cash Funds: Institutional, SL Agency Shares	101,724,838	–		(69,867,800)[2]	31,857,038	$31,857,038	–	$27,524
BlackRock Cash Funds: Prime, SL Agency Shares	32,812,403	–		(22,253,998)[2]	10,558,405	$10,558,405	–	$9,974
CoreAlpha Bond Master Portfolio	$877,647,887	$59,772,943	[1]	–	$937,420,830	$937,420,830	$(1,284,191)	$6,695,212
iShares Barclays TIPS Bond Fund	1,219,031	80,364		(9,972)	1,289,423	$151,700,616	$97,486	–
iShares Cohen & Steers Realty Majors Index Fund	513,326	33,686		(27,019)	519,993	$39,852,264	$(66,230)	$289,345
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,583,649	27,720		(54,884)	1,556,485	$44,733,379	$(443,379)	$331,057
iShares MSCI Canada Index Fund	1,190,355	–		–	1,190,355	$33,734,661	$–	–
iShares MSCI EAFE Index Fund	4,619,681	11,401		(354,016)	4,277,066	$234,810,923	$(644,202)	–
iShares MSCI EAFE Small Cap Index Fund	848,248	–		–	848,248	$34,040,192	–	–
iShares MSCI Emerging Markets Index Fund	2,251,118	–		(89,575)	2,161,543	$92,816,656	$(638,856)	–
Master Small Cap Index Series	$86,267,134	$345,461	[1]	–	$86,612,595	$86,612,595	$(706,130)	$394,679

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$674,104,134	$1,799,386,761	–	$2,473,490,895

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $36,889,705 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 63.7%
Active Stock Master Portfolio	$5,730,705	$5,730,705
ACWI ex-US Index Master Portfolio	$326,094	326,094
iShares Cohen & Steers Realty Majors Index Fund(b)	4,779	366,263
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	14,341	412,160
iShares MSCI Canada Index Fund	7,581	214,846
iShares MSCI EAFE Index Fund	27,970	1,535,553
iShares MSCI EAFE Small Cap Index Fund	6,007	241,061
iShares MSCI Emerging Markets Index Fund	14,018	601,933
Master Small Cap Index Series	$526,126	526,126

		9,954,741

Fixed Income Funds – 36.3%
CoreAlpha Bond Master Portfolio	$4,906,866	4,906,866
iShares Barclays TIPS Bond Fund	6,459	759,901

		5,666,767

Short-Term Securities – 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	198,764	198,764
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	75,418	75,418

		274,182

Total Affiliated Investment Companies (Cost – $ 15,279,628*) – 101.8%		15,895,690
Liabilities in Excess of Other Assets – (1.8)%		(274,084)

Net Assets – 100.0%		$15,621,606

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$15,279,628

Gross unrealized appreciation	$734,528
Gross unrealized depreciation	(118,466)

Net unrealized appreciation	$616,062

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$4,575,528	$1,155,177	[1]	–	$5,730,705	$5,730,705	$143,253	$27,403
ACWI ex-US Index Master Portfolio	$71,013	$255,081	[1]	–	$326,094	$326,094	$753	$1,266
BlackRock Cash Funds: Institutional, SL Agency Shares	253,632	–		(54,868)[2]	198,764	$198,764	–	$93
BlackRock Cash Funds: Prime, SL Agency Shares	77,542	–		(2,124)[2]	75,418	$75,418	–	$25
CoreAlpha Bond Master Portfolio	$3,701,752	$1,205,114	[1]	–	$4,906,866	$4,906,866	$(7,401)	$33,037
iShares Barclays TIPS Bond Fund	4,832	1,627		–	6,459	$759,901	–	–
iShares Cohen & Steers Realty Majors Index Fund	3,901	1,040		(162)	4,779	$366,263	$1,225	$2,539
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	11,898	2,988		(545)	14,341	$412,160	$(2,208)	$2,819
iShares MSCI Canada Index Fund	7,352	229		–	7,581	$214,846	–	–
iShares MSCI EAFE Index Fund	26,801	1,169		–	27,970	$1,535,553	–	–
iShares MSCI EAFE Small Cap Index Fund	5,331	676		–	6,007	$241,061	–	–
iShares MSCI Emerging Markets Index Fund	13,412	606		–	14,018	$601,933	–	–
Master Small Cap Index Series	$412,480	$113,646	[1]	–	$526,126	$526,126	$(4,289)	$2,397

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,405,899	$11,489,791	–	$15,895,690

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $263,500 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 70.4%
Active Stock Master Portfolio	$871,069,414	$871,069,414
ACWI ex-US Index Master Portfolio	$13,900,508	13,900,508
iShares Cohen & Steers Realty Majors Index Fund	830,503	63,649,750
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	2,485,082	71,421,257
iShares MSCI Canada Index Fund	1,264,401	35,833,124
iShares MSCI EAFE Index Fund(b)	4,658,558	255,754,834
iShares MSCI EAFE Small Cap Index Fund	909,785	36,509,672
iShares MSCI Emerging Markets Index Fund	2,374,861	101,976,532
Master Small Cap Index Series	$63,918,793	63,918,793

		1,514,033,884

Fixed Income Funds – 28.7%
CoreAlpha Bond Master Portfolio	$538,454,302	538,454,302
iShares Barclays TIPS Bond Fund	666,230	78,381,959

		616,836,261

Short-Term Securities – 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	47,822,332	47,822,332
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	17,274,314	17,274,314

		65,096,646

Total Affiliated Investment Companies (Cost – $ 1,851,676,633*) – 102.1%		2,195,966,791
Liabilities in Excess of Other Assets – (2.1)%		(45,592,951)

Net Assets – 100.0%		$2,150,373,840

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,878,447,128

Gross unrealized appreciation	$344,911,783
Gross unrealized depreciation	(27,392,120)

Net unrealized appreciation	$317,519,663

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$828,107,242	$42,962,172	[1]	–	$871,069,414	$871,069,414	$22,714,781	$4,439,406
ACWI ex-US Index Master Portfolio	$6,940,554	$6,959,954	[1]	–	$13,900,508	$13,900,508	$32,104	$53,958
BlackRock Cash Funds: Institutional, SL Agency Shares	57,414,496	–		(9,592,164)[2]	47,822,332	$47,822,332	–	$24,681
BlackRock Cash Funds: Prime, SL Agency Shares	18,184,839	–		(910,525)[2]	17,274,314	$17,274,314	–	$8,960
CoreAlpha Bond Master Portfolio	$483,730,118	$54,724,184	[1]	–	$538,454,302	$538,454,302	$(767,515)	$3,771,338
iShares Barclays TIPS Bond Fund	647,298	20,621		(1,689)	666,230	$78,381,959	$12,406	–
iShares Cohen & Steers Realty Majors Index Fund	779,965	65,390		(14,852)	830,503	$63,649,750	$(94,499)	$455,230
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,439,821	154,193		(108,932)	2,485,082	$71,421,257	$(1,058,474)	$504,759
iShares MSCI Canada Index Fund	1,299,183	–		(34,782)	1,264,401	$35,833,124	$(151,226)	–
iShares MSCI EAFE Index Fund	4,939,362	35,713		(316,517)	4,658,558	$255,754,834	$(2,463,220)	–
iShares MSCI EAFE Small Cap Index Fund	909,785	–		–	909,785	$36,509,672	–	–
iShares MSCI Emerging Markets Index Fund	2,471,377	42,229		(138,745)	2,374,861	$101,976,532	$(1,051,211)	–
Master Small Cap Index Series	$62,185,765	$1,733,028	[1]	–	$63,918,793	$63,918,793	$(521,113)	$291,267

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$708,623,774	$1,487,343,017	–	$2,195,966,791

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $60,354,225 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 77.7%
Active Stock Master Portfolio	$4,780,615	$4,780,615
ACWI ex-US Index Master Portfolio	$541,064	541,064
iShares Cohen & Steers Realty Majors Index Fund	4,902	375,689
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	14,764	424,317
iShares MSCI Canada Index Fund	5,359	151,874
iShares MSCI EAFE Index Fund	19,711	1,082,134
iShares MSCI EAFE Small Cap Index Fund	4,805	192,825
iShares MSCI Emerging Markets Index Fund	9,863	423,517
Master Small Cap Index Series	$304,924	304,924

		8,276,959

Fixed Income Funds – 22.2%
CoreAlpha Bond Master Portfolio	$2,098,229	2,098,229
iShares Barclays TIPS Bond Fund	2,294	269,889

		2,368,118

Short-Term Securities – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	32,922	32,922

		32,922

Total Affiliated Investment Companies (Cost – $ 10,234,848*) – 100.2%		10,677,999
Liabilities in Excess of Other Assets – (0.2)%		(30,973)

Net Assets – 100.0%		$10,647,026

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$10,242,291

Gross unrealized appreciation	$556,550
Gross unrealized depreciation	(120,842)

Net unrealized appreciation	$435,708

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$3,428,411	$1,352,204	[1]	–	$4,780,615	$4,780,615	$116,726	$22,073
ACWI ex-US Index Master Portfolio	$166,164	$374,900	[1]	–	$541,064	$541,064	$1,250	$2,100
BlackRock Cash Funds: Institutional, SL Agency Shares	169,991	–		(137,069)[2]	32,922	$32,922	–	$161
BlackRock Cash Funds: Prime, SL Agency Shares	49,989	–		(49,989)[2]	–	–	–	–
CoreAlpha Bond Master Portfolio	$1,392,205	$706,024	[1]	–	$2,098,229	$2,098,229	$(3,412)	$13,465
iShares Barclays TIPS Bond Fund	1,528	766		–	2,294	$269,889	–	–
iShares Cohen & Steers Realty Majors Index Fund	3,512	1,390		–	4,902	$375,689	–	$2,645
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	10,719	4,074		(29)	14,764	$424,317	$(103)	$2,934
iShares MSCI Canada Index Fund	4,932	427		–	5,359	$151,874	–	–
iShares MSCI EAFE Index Fund	18,186	1,869		(344)	19,711	$1,082,134	$(2,251)	–
iShares MSCI EAFE Small Cap Index Fund	3,878	927		–	4,805	$192,825	–	–
iShares MSCI Emerging Markets Index Fund	9,150	856		(143)	9,863	$423,517	$(807)	–
Master Small Cap Index Series	$215,825	$89,099	[1]	–	$304,924	$304,924	$(2,486)	$1,389

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,953,167	$7,724,832	–	$10,677,999

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 83.5%
Active Stock Master Portfolio	$790,501,899	$790,501,899
ACWI ex-US Index Master Portfolio	$11,680,239	11,680,239
iShares Cohen & Steers Realty Majors Index Fund(b)	862,831	66,127,368
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	2,582,267	74,214,354
iShares MSCI Canada Index Fund	1,113,860	31,566,792
iShares MSCI EAFE Index Fund(b)	4,162,170	228,503,133
iShares MSCI EAFE Small Cap Index Fund	805,247	32,314,562
iShares MSCI Emerging Markets Index Fund	2,106,786	90,465,391
Master Small Cap Index Series	$42,697,069	42,697,069

		1,368,070,807

Fixed Income Funds – 16.0%
CoreAlpha Bond Master Portfolio	$238,137,640	238,137,640
iShares Barclays TIPS Bond Fund	199,325	23,450,586

		261,588,226

Short-Term Securities – 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	28,720,259	28,720,259
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	9,645,476	9,645,476

		38,365,735

Total Affiliated Investment Companies (Cost – $ 1,417,165,179*) – 101.8%		1,668,024,768
Liabilities in Excess of Other Assets – (1.8)%		(29,859,553)

Net Assets – 100.0%		$1,638,165,215

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,445,127,708

Gross unrealized appreciation	$250,934,214
Gross unrealized depreciation	(28,037,154)

Net unrealized appreciation	$222,897,060

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$736,182,388	$54,319,511	[1]	–	$790,501,899	$790,501,899	$20,373,131	$3,968,096
ACWI ex-US Index Master Portfolio	$6,288,397	$5,391,842	[1]	–	$11,680,239	$11,680,239	$26,976	$45,339
BlackRock Cash Funds: Institutional, SL Agency Shares	46,040,413	–		(17,320,154)[2]	28,720,259	$28,720,259	–	$14,960
BlackRock Cash Funds: Prime, SL Agency Shares	14,394,378	–		(4,748,902)[2]	9,645,476	$9,645,476	–	$5,305
CoreAlpha Bond Master Portfolio	$203,336,372	$34,801,268	[1]	–	$238,137,640	$238,137,640	$(335,464)	$1,641,243
iShares Barclays TIPS Bond Fund	180,235	19,090		–	199,325	$23,450,586	–	–
iShares Cohen & Steers Realty Majors Index Fund	795,460	67,371		–	862,831	$66,127,368	–	$473,286
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,481,690	116,078		(15,501)	2,582,267	$74,214,354	$(127,247)	$534,058
iShares MSCI Canada Index Fund	1,113,860	–		–	1,113,860	$31,566,792	–	–
iShares MSCI EAFE Index Fund	4,317,966	26,362		(182,158)	4,162,170	$228,503,133	$(2,925,338)	–
iShares MSCI EAFE Small Cap Index Fund	796,836	8,411		–	805,247	$32,314,562	–	–
iShares MSCI Emerging Markets Index Fund	2,136,980	15,196		(45,390)	2,106,786	$90,465,391	$(260,025)	–
Master Small Cap Index Series	$40,190,017	$2,507,052	[1]	–	$42,697,069	$42,697,069	$(348,098)	$194,563

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$585,007,921	$1,083,016,847	–	$1,668,024,768

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $33,700,050 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 89.7%
Active Stock Master Portfolio	$2,544,671	$2,544,671
ACWI ex-US Index Master Portfolio	$374,119	374,119
iShares Cohen & Steers Realty Majors Index Fund	2,915	223,406
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,789	252,596
iShares MSCI Canada Index Fund	2,455	69,575
iShares MSCI EAFE Index Fund	9,274	509,142
iShares MSCI EAFE Small Cap Index Fund	2,603	104,458
iShares MSCI Emerging Markets Index Fund	4,722	202,763
Master Small Cap Index Series	$119,145	119,145

		4,399,875

Fixed Income Funds – 10.4%
CoreAlpha Bond Master Portfolio	$512,409	512,409

		512,409

Short-Term Securities – 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	37,044	37,044

		37,044

Total Affiliated Investment Companies (Cost – $ 4,721,940*) – 100.9%		4,949,328
Liabilities in Excess of Other Assets – (0.9)%		(42,609)

Net Assets – 100.0%		$4,906,719

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$4,723,924

Gross unrealized appreciation	$263,798
Gross unrealized depreciation	(38,394)

Net unrealized appreciation	$225,404

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$1,730,629	$814,042	[1]	–	$2,544,671	$2,544,671	$60,647	$11,245
ACWI ex-US Index Master Portfolio	$106,097	$268,022	[1]	–	$374,119	$374,119	$864	$1,452
BlackRock Cash Funds: Institutional, SL Agency Shares	80,415	–		(43,371)[2]	37,044	$37,044	–	$59
BlackRock Cash Funds: Prime, SL Agency Shares	24,127	–		(24,217)[2]	–	–	–	–
CoreAlpha Bond Master Portfolio	$307,353	$205,056	[1]	–	$512,409	$512,409	$(874)	$3,092
iShares Cohen & Steers Realty Majors Index Fund	1,953	989		(27)	2,915	$223,406	$204	$1,577
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5,953	2,897		(61)	8,789	$252,596	$75	$1,708
iShares MSCI Canada Index Fund	2,376	119		(40)	2,455	$69,575	$(119)	–
iShares MSCI EAFE Index Fund	8,758	666		(150)	9,274	$509,142	$(764)	–
iShares MSCI EAFE Small Cap Index Fund	1,914	695		(6)	2,603	$104,458	$(7)	–
iShares MSCI Emerging Markets Index Fund	4,402	386		(66)	4,722	$202,763	$(383)	–
Master Small Cap Index Series	$80,949	$38,196	[1]	–	$119,145	$119,145	$(971)	$543

[1]	Represents beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,398,984	$3,550,344	–	$4,949,328

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 94.3%
Active Stock Master Portfolio	$115,018,594	$115,018,594
ACWI ex-US Index Master Portfolio	$7,200,188	7,200,188
iShares Cohen & Steers Realty Majors Index Fund(b)	137,636	10,548,423
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	411,575	11,828,666
iShares MSCI Canada Index Fund	143,998	4,080,903
iShares MSCI EAFE Index Fund(b)	536,297	29,442,705
iShares MSCI EAFE Small Cap Index Fund	117,868	4,730,043
iShares MSCI Emerging Markets Index Fund	272,152	11,686,207
Master Small Cap Index Series	$4,614,352	4,614,352

		199,150,081

Fixed Income Funds – 5.0%
CoreAlpha Bond Master Portfolio	$10,558,687	10,558,687

		10,558,687

Short-Term Securities – 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	2,490,550	2,490,550
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	723,736	723,736

		3,214,286

Total Affiliated Investment Companies (Cost – $ 188,230,384*) – 100.8%		212,923,054
Liabilities in Excess of Other Assets – (0.8)%		(1,628,215)

Net Assets – 100.0%		$211,294,839

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$189,111,719

Gross unrealized appreciation	$24,692,670
Gross unrealized depreciation	(881,335)

Net unrealized appreciation	$23,811,335

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$96,212,649	$18,805,945	[1]	–	$115,018,594	$115,018,594	$2,874,360	$552,493
ACWI ex-US Index Master Portfolio	$2,165,187	$5,035,001	[1]	–	$7,200,188	$7,200,188	$16,629	$27,949
BlackRock Cash Funds: Institutional, SL Agency Shares	6,374,294	–		(3,883,744)[2]	2,490,550	$2,490,550	–	$3,281
BlackRock Cash Funds: Prime, SL Agency Shares	1,943,189	–		(1,219,453)[2]	723,736	$723,736	–	$1,186
CoreAlpha Bond Master Portfolio	$7,200,788	$3,357,899	[1]	–	$10,558,687	$10,558,687	$(15,529)	$66,102
iShares Cohen & Steers Realty Majors Index Fund	116,706	21,828		(898)	137,636	$10,548,423	$4,158	$74,420
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	358,521	59,492		(6,438)	411,575	$11,828,666	$(38,891)	$81,920
iShares MSCI Canada Index Fund	147,564	4,027		(7,593)	143,998	$4,080,903	$(25,234)	–
iShares MSCI EAFE Index Fund	541,724	15,157		(20,584)	536,297	$29,442,705	$(145,141)	–
iShares MSCI EAFE Small Cap Index Fund	109,510	12,731		(4,373)	117,868	$4,730,043	$(19,078)	–
iShares MSCI Emerging Markets Index Fund	274,352	13,509		(15,709)	272,152	$11,686,207	$(94,125)	–
Master Small Cap Index Series	$3,997,168	$617,184	[1]	–	$4,614,352	$4,614,352	$(37,620)	$21,027

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$75,531,233	$137,391,821	–	$212,923,054

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $2,528,640 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 100.9%
Active Stock Master Portfolio	$502,162	$502,162
ACWI ex-US Index Master Portfolio	$143,593	143,593
iShares Cohen & Steers Realty Majors Index Fund	684	52,422
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	2,044	58,744
iShares MSCI Canada Index Fund	384	10,883
iShares MSCI EAFE Index Fund	1,416	77,738
iShares MSCI EAFE Small Cap Index Fund	551	22,112
iShares MSCI Emerging Markets Index Fund	713	30,616
Master Small Cap Index Series	$51,872	51,872

		950,142

Fixed Income Funds – 1.0%
CoreAlpha Bond Master Portfolio	$9,473	9,473

		9,473

Short-Term Securities – 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	3,634	3,634
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	837	837

		4,471

Total Affiliated Investment Companies (Cost – $ 912,018*) – 102.4%		964,086
Liabilities in Excess of Other Assets – (2.4)%		(22,496)

Net Assets – 100.0%		$941,590

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$912,182

Gross unrealized appreciation	$52,148
Gross unrealized depreciation	(244)

Net unrealized appreciation	$51,904

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$275,426	$226,736	[1]	–	$502,162	$502,162	$11,939	$2,123
ACWI ex-US Index Master Portfolio	$31,897	$111,696	[1]	–	$143,593	$143,593	$332	$557
BlackRock Cash Funds: Institutional, SL Agency Shares	12,295	–		(8,661)[2]	3,634	$3,634	–	$12
BlackRock Cash Funds: Prime, SL Agency Shares	2,603	–		(1,766)[2]	837	$837	–	$4
CoreAlpha Bond Master Portfolio	$4,789	$4,684	[1]	–	$9,473	$9,473	$(20)	$54
iShares Cohen & Steers Realty Majors Index Fund	366	349		(31)	684	$52,422	$562	$369
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,088	1,047		(91)	2,044	$58,744	$220	$399
iShares MSCI Canada Index Fund	355	50		(21)	384	$10,883	$69	–
iShares MSCI EAFE Index Fund	1,302	189		(75)	1,416	$77,738	$379	–
iShares MSCI EAFE Small Cap Index Fund	315	249		(13)	551	$22,112	$62	–
iShares MSCI Emerging Markets Index Fund	655	93		(35)	713	$30,616	$158	–
Master Small Cap Index Series	$18,578	$33,294	[1]	–	$51,872	$51,872	$(423)	$236

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$256,986	$707,100	–	$964,086

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $2,925 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 38.3%
ACWI ex-US Index Master Portfolio	$3,600,827	$3,600,827
iShares MSCI EAFE Small Cap Index Fund	7,694	308,760
Master Small Cap Index Series	$1,368,006	1,368,006
Russell 1000 Index Master Portfolio	$8,296,148	8,296,148

		13,573,741

Fixed Income Funds – 62.1%
Bond Index Master Portfolio	$18,814,219	18,814,219
iShares Barclays TIPS Bond Fund	27,316	3,213,728

		22,027,947

Short-Term Securities – 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	94,570	94,570

		94,570

Total Affiliated Investment Companies (Cost – $ 35,258,107*) – 100.6%		35,696,258
Liabilities in Excess of Other Assets – (0.6)%		(226,293)

Net Assets – 100.0%		$35,469,965

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$35,258,107

Gross unrealized appreciation	$438,151

Net unrealized appreciation	$438,151

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	$5,157	$3,595,670	[1]	–	$3,600,827	$3,600,827	$8,316	$13,977
BlackRock Cash Funds: Institutional, SL Agency Shares	5,082	89,488	[1]	–	94,570	$94,570	–	$121
Bond Index Master Portfolio	$1,055,367	$17,758,852	[1]	–	$18,814,219	$18,814,219	$10,345	$64,356
iShares Barclays TIPS Bond Fund	1,556	26,378		(618)	27,316	$3,213,728	$(189)	–
iShares MSCI Canada Index Fund	682	2,379		(3,061)	–	–	$(1,887)	–
iShares MSCI EAFE Small Cap Index Fund	485	7,209		–	7,694	$308,760	–	–
iShares MSCI Emerging Markets Index Fund	1,290	4,562		(5,852)	–	–	$(2,183)	–
Master International Index Series	$122,801	–		$(122,801)[2]	–	–	$18	$1,649
Master Small Cap Index Series	$77,362	$1,290,644	[1]	–	$1,368,006	$1,368,006	$(11,153)	$6,234
Russell 1000 Index Master Portfolio	$462,961	$7,833,187	[1]	–	$8,296,148	$8,296,148	$1,691	$23,749

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,617,058	$32,079,200	–	$35,696,258

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 55.2%
ACWI ex-US Index Master Portfolio	$8,024,451	$8,024,451
iShares MSCI EAFE Small Cap Index Fund(b)	17,461	700,710
Master Small Cap Index Series	$1,850,663	1,850,663
Russell 1000 Index Master Portfolio	$17,612,048	17,612,048

		28,187,872

Fixed Income Funds – 44.9%
Bond Index Master Portfolio	$19,713,666	19,713,666
iShares Barclays TIPS Bond Fund	26,910	3,165,961

		22,879,627

Short-Term Securities – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)	137,438	137,438
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)	23,326	23,326

		160,764

Total Affiliated Investment Companies (Cost – $ 50,060,236*) – 100.4%		51,228,263
Liabilities in Excess of Other Assets – (0.4)%		(184,841)

Net Assets – 100.0%		$51,043,422

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$50,031,513

Gross unrealized appreciation	$1,197,345
Gross unrealized depreciation	(595)

Net unrealized appreciation	$1,196,750

Schedule of Investments (continued)	LifePath Index 2020 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	–	$8,024,451	[1]	–	$8,024,451	$8,024,451	$18,533	$31,149
BlackRock Cash Funds: Institutional, SL Agency Shares	5,467	131,971	[1]	–	$137,438	$137,438	–	$274
BlackRock Cash Funds: Prime, SL Agency Shares	–	23,326	[1]		$23,326	$23,326		$45
Bond Index Master Portfolio	$728,061	$18,985,605	[1]	–	$19,713,666	$19,713,666	$10,840	$67,433
iShares Barclays TIPS Bond Fund	1,016	26,399		(505)	26,910	$3,165,961	$(283)	–
iShares MSCI Canada Index Fund	1,026	10,171		(11,197)	–	–	$732	–
iShares MSCI EAFE Small Cap Index Fund	744	16,917		(200)	17,461	$700,710	$(1,176)	–
iShares MSCI Emerging Markets Index Fund	1,943	19,113		(21,056)	–	–	$11,299	–
Master International Index Series	$192,815	–		$(192,815)[2]	–	–	$66	$6,007
Master Small Cap Index Series	$73,681	$1,776,982	[1]	–	$1,850,663	$1,850,663	$(15,088)	$8,433
Russell 1000 Index Master Portfolio	$689,398	$16,922,650	[1]	–	$17,612,048	$17,612,048	$3,590	$50,417

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,027,435	$47,200,828	–	$51,228,263

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $81,500 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 63.8%
ACWI ex-US Index Master Portfolio	$1,194,591	$1,194,591
iShares MSCI EAFE Small Cap Index Fund	2,691	107,990
Master Small Cap Index Series	$217,326	217,326
Russell 1000 Index Master Portfolio	$2,553,302	2,553,302

		4,073,209

Fixed Income Funds – 36.7%
Bond Index Master Portfolio	$2,025,203	2,025,203
iShares Barclays TIPS Bond Fund	2,668	313,890

		2,339,093

Short-Term Securities – 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	53,593	53,593

		53,593

Total Affiliated Investment Companies (Cost – $ 6,279,607*) – 101.4%		6,465,895
Liabilities in Excess of Other Assets – (1.4)%		(87,287)

Net Assets – 100.0%		$6,378,608

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$6,302,508

Gross unrealized appreciation	$165,772
Gross unrealized depreciation	(2,385)

Net unrealized appreciation	$163,387

Schedule of Investments (continued)	LifePath Index 2025 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	$2,608	$1,191,983	[1]	–	$1,194,591	$1,194,591	$2,759	$4,637
BlackRock Cash Funds: Institutional, SL Agency Shares	4,643	48,950	[1]	–	53,593	$53,593	–	$13
Bond Index Master Portfolio	$581,850	$1,443,353	[1]	–	$2,025,203	$2,025,203	$1,114	$6,927
iShares Barclays TIPS Bond Fund	788	1,880		–	2,668	$313,890	–	–
iShares MSCI Canada Index Fund	1,140	707		(1,847)	–	–	$(4,019)	–
iShares MSCI EAFE Small Cap Index Fund	865	1,826		–	2,691	$107,990	–	–
iShares MSCI Emerging Markets Index Fund	2,264	1,291		(3,555)	–	–	$(5,966)	–
Master International Index Series	$223,117	–		$(223,117)[2]	–	–	$11	$996
Master Small Cap Index Series	$69,031	$148,295	[1]	–	$217,326	$217,326	$(1,772)	$990
Russell 1000 Index Master Portfolio	$789,091	$1,764,211	[1]	–	$2,553,302	$2,553,302	$520	$7,309

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$475,473	$5,990,422	–	$6,465,895

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 70.9%
ACWI ex-US Index Master Portfolio	$8,746,379	$8,746,379
iShares MSCI EAFE Small Cap Index Fund	19,704	790,722
Master Small Cap Index Series	$1,375,898	1,375,898
Russell 1000 Index Master Portfolio	$18,417,266	18,417,266

		29,330,265

Fixed Income Funds – 29.0%
Bond Index Master Portfolio	$10,473,699	10,473,699
iShares Barclays TIPS Bond Fund	13,082	1,539,097

		12,012,796

Short-Term Securities – 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	198,580	198,580

		198,580

Total Affiliated Investment Companies (Cost – $ 40,251,929*) – 100.4%		41,541,641
Liabilities in Excess of Other Assets – (0.4)%		(176,269)

Net Assets – 100.0%		$41,365,372

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$40,252,629

Gross unrealized appreciation	$1,289,712
Gross unrealized depreciation	(700)

Net unrealized appreciation	$1,289,012

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	–	$8,746,379	[1]	–	$8,746,379	$8,746,379	$20,200	$33,951
BlackRock Cash Funds: Institutional, SL Agency Shares	9,277	189,303	[1]	–	198,580	$198,580	–	$317
Bond Index Master Portfolio	$454,601	$10,019,098	[1]	$–	$10,473,699	$10,473,699	$5,759	$35,826
iShares Barclays TIPS Bond Fund	575	12,741		(234)	13,082	$1,539,097	$(21)	–
iShares MSCI Canada Index Fund	1,315	13,587		(14,902)	–	–	$6,401	–
iShares MSCI EAFE Small Cap Index Fund	965	19,321		(582)	19,704	$790,722	$(4,551)	–
iShares MSCI Emerging Markets Index Fund	2,519	25,444		(27,963)	–	–	$40,020	–
Master International Index Series	$249,180	–		$(249,180)[2]	–	–	$83	$7,544
Master Small Cap Index Series	$67,825	$1,308,073	[1]	–	$1,375,898	$1,375,898	$(11,217)	$6,270
Russell 1000 Index Master Portfolio	$874,441	$17,542,825	[1]	–	$18,417,266	$18,417,266	$3,754	$52,722

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,528,399	$39,013,242	–	$41,541,641

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds - 77.9%
ACWI ex-US Index Master Portfolio	$940,530	$940,530
iShares MSCI EAFE Small Cap Index Fund	2,119	85,035
Master Small Cap Index Series	$127,802	127,802
Russell 1000 Index Master Portfolio	$1,967,599	1,967,599

		3,120,966

Fixed Income Funds – 22.4%
Bond Index Master Portfolio	$793,992	793,992
iShares Barclays TIPS Bond Fund	891	104,826

		898,818

Short-Term Securities – 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	30,941	30,941

		30,941

Total Affiliated Investment Companies (Cost – $ 3,911,752*) – 101.1%		4,050,725
Liabilities in Excess of Other Assets – (1.1)%		(45,011)

Net Assets – 100.0%		$4,005,714

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$3,912,505

Gross unrealized appreciation	$145,542
Gross unrealized depreciation	(7,322)

Net unrealized appreciation	$138,220

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	$2,608	$937,922	[1]	–	$940,530	$940,530	$2,172	$3,651
BlackRock Cash Funds: Institutional, SL Agency Shares	4,730	26,211	[1]	–	30,941	$30,941	–	$8
Bond Index Master Portfolio	$351,541	$442,451	[1]	–	$793,992	$793,992	$437	$2,716
iShares Barclays TIPS Bond Fund	378	513		–	891	$104,826	–	–
iShares MSCI Canada Index Fund	1,402	834		(2,236)	–	–	$(4,678)	–
iShares MSCI EAFE Small Cap Index Fund	1,045	1,074		–	2,119	$85,035	–	–
iShares MSCI Emerging Markets Index Fund	2,772	1,513		(4,285)	–	–	$(7,087)	–
Master International Index Series	$274,385	–		$(274,385)[2]	–	–	$13	$1,206
Master Small Cap Index Series	$63,824	$63,978	[1]	–	$127,802	$127,802	$(1,042)	$582
Russell 1000 Index Master Portfolio	$943,795	$1,023,804	[1]	–	$1,967,599	$1,967,599	$401	$5,633

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$220,802	$3,829,923	–	$4,050,725

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 83.9%
ACWI ex-US Index Master Portfolio	$6,555,472	$6,555,472
iShares MSCI EAFE Small Cap Index Fund	14,788	593,443
Master Small Cap Index Series	$833,095	833,095
Russell 1000 Index Master Portfolio	$13,847,365	13,847,365

		21,829,375

Fixed Income Funds – 16.2%
Bond Index Master Portfolio	$3,840,151	3,840,151
iShares Barclays TIPS Bond Fund	3,225	379,421

		4,219,572

Short-Term Securities – 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	64,590	64,590

		64,590

Total Affiliated Investment Companies (Cost – $ 25,263,036*) – 100.3%		26,113,537
Liabilities in Excess of Other Assets – (0.3)%		(91,097)

Net Assets – 100.0%		$26,022,440

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$25,263,036

Gross unrealized appreciation	$850,501

Net unrealized appreciation	$850,501

Schedule of Investments (continued)	LifePath Index 2040 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	$1,705	$6,553,767	[1]	–	$6,555,472	$6,555,472	$15,140	$25,447
BlackRock Cash Funds: Institutional, SL Agency Shares	6,541	58,049	[1]	–	64,590	$64,590	–	$78
Bond Index Master Portfolio	$253,518	$3,586,633	[1]	–	$3,840,151	$3,840,151	$2,112	$13,136
iShares Barclays TIPS Bond Fund	202	3,023		–	3,225	$379,421	–	–
iShares MSCI Canada Index Fund	1,569	10,330		(11,899)	–	–	$3,535	–
iShares MSCI EAFE Small Cap Index Fund	1,124	13,788		(124)	14,788	$593,443	$(578)	–
iShares MSCI Emerging Markets Index Fund	2,948	19,275		(22,223)	–	–	$27,413	–
Master International Index Series	$294,880	–		$(294,880)[2]	–	–	$71	$6,408
Master Small Cap Index Series	$62,432	$770,663	[1]	–	$833,095	$833,095	$(6,792)	$3,796
Russell 1000 Index Master Portfolio	$1,010,878	$12,836,487	[1]	–	$13,847,365	$13,847,365	$2,822	$39,640

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,037,454	$25,076,083	–	$26,113,537

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 89.8%
ACWI ex-US Index Master Portfolio	$814,497	$814,497
iShares MSCI EAFE Small Cap Index Fund	1,796	72,074
Master Small Cap Index Series	$89,242	89,242
Russell 1000 Index Master Portfolio	$1,683,510	1,683,510

		2,659,323

Fixed Income Funds – 10.7%
Bond Index Master Portfolio	$316,554	316,554

		316,554

Short-Term Securities – 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25% (b)	11,391	11,391

		11,391

Total Affiliated Investment Companies (Cost – $ 2,852,296*) – 100.9%		2,987,268
Liabilities in Excess of Other Assets – (0.9)%		(27,562)

Net Assets – 100.0%		$2,959,706

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,855,053

Gross unrealized appreciation	$142,648
Gross unrealized depreciation	(10,433)

Net unrealized appreciation	$132,215

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	$2,508	$811,989	[1]	–	$814,497	$814,497	$1,881	$3,162
BlackRock Cash Funds: Institutional, SL Agency Shares	5,019	6,372	[1]	–	11,391	$11,391	–	$4
Bond Index Master Portfolio	$171,154	$145,400	[1]	–	$316,554	$316,554	$174	$1,083
iShares MSCI Canada Index Fund	1,631	357		(1,988)	–	–	$(5,240)	–
iShares MSCI EAFE Small Cap Index Fund	1,179	617		–	1,796	$72,074	–	–
iShares MSCI Emerging Markets Index Fund	3,061	857		(3,918)	–	–	$(8,490)	–
Master International Index Series	$316,913	–		$(316,913)[2]	–	–	$12	$1,094
Master Small Cap Index Series	$59,434	$29,808	[1]	–	$89,242	$89,242	$(728)	$407
Russell 1000 Index Master Portfolio	$1,069,178	$614,332	[1]	–	$1,683,510	$1,683,510	$343	$4,819

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$83,465	$2,903,803	–	$2,987,268

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 95.4%
ACWI ex-US Index Master Portfolio	$1,292,489	$1,292,489
iShares MSCI EAFE Small Cap Index Fund	2,858	114,692
Master Small Cap Index Series	$140,010	140,010
Russell 1000 Index Master Portfolio	$2,680,342	2,680,342

		4,227,533

Fixed Income Funds – 5.0%
Bond Index Master Portfolio	$220,867	220,867

		220,867

Short-Term Securities – 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	8,873	8,873

		8,873

Total Affiliated Investment Companies (Cost – $ 4,239,436*) – 100.6%		4,457,273
Liabilities in Excess of Other Assets – (0.6)%		(24,562)

Net Assets – 100.0%		$4,432,711

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$4,240,587

Gross unrealized appreciation	$218,980
Gross unrealized depreciation	(2,294)

Net unrealized appreciation	$216,686

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	$2,508	$1,289,981	[1]	–	$1,292,489	$1,292,489	$2,985	$5,017
BlackRock Cash Funds: Institutional, SL Agency Shares	5,192	3,681	[1]	–	8,873	$8,873	–	$10
Bond Index Master Portfolio	$72,275	$148,592	[1]	–	$220,867	$220,867	$121	$756
iShares MSCI Canada Index Fund	1,692	1,264		(2,956)	–	–	$(4,382)	–
iShares MSCI EAFE Small Cap Index Fund	1,263	1,595		–	2,858	$114,692	–	–
iShares MSCI Emerging Markets Index Fund	3,332	2,288		(5,620)	–	–	$(1,833)	–
Master International Index Series	$331,764	–		$(331,764)[2]	–	–	$18	$1,622
Master Small Cap Index Series	$59,143	$80,867	[1]	–	$140,010	$140,010	$(1,141)	$638
Russell 1000 Index Master Portfolio	$1,123,015	$1,557,327	[1]	–	$2,680,342	$2,680,342	$546	$7,673

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$123,565	$4,333,708	–	$4,457,273

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	LifePath Index 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 99.7%
ACWI ex-US Index Master Portfolio	$763,541	$763,541
iShares MSCI EAFE Small Cap Index Fund	1,720	69,024
Master Small Cap Index Series	$141,797	141,797
Russell 1000 Index Master Portfolio	$1,400,302	1,400,302

		2,374,664

Fixed Income Funds – 1.0%
Bond Index Master Portfolio	$23,885	23,885

		23,885

Short-Term Securities – 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(b)	10,786	10,786

		10,786

Total Affiliated Investment Companies (Cost – $ 2,282,457*) – 101.2%		2,409,335
Liabilities in Excess of Other Assets – (1.2)%		(28,150)

Net Assets – 100.0%		$2,381,185

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,283,691

Gross unrealized appreciation	$131,517
Gross unrealized depreciation	(5,873)

Net unrealized appreciation	$125,644

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income
ACWI ex-US Index Master Portfolio	$5,015	$758,526	[1]	–	$763,541	$763,541	$1,763	$2,964
BlackRock Cash Funds: Institutional, SL Agency Shares	5,013	5,773	[1]	–	10,786	$10,786	–	$2
Bond Index Master Portfolio	$15,948	$7,937	[1]	–	$23,885	$23,885	$13	$82
iShares MSCI Canada Index Fund	1,788	–		(1,788)	–	–	$(6,418)	–
iShares MSCI EAFE Small Cap Index Fund	1,295	425		–	1,720	$69,024	–	–
iShares MSCI Emerging Markets Index Fund	3,466	–		(3,466)	–	–	$(10,886)	–
Master International Index Series	$349,044	–		$(349,044)[2]	–	–	$11	$1,004
Master Small Cap Index Series	$122,459	$19,338	[1]	–	$141,797	$141,797	$(1,156)	$646
Russell 1000 Index Master Portfolio	$1,110,241	$290,061	[1]	–	$1,400,302	$1,400,302	$285	$4,009

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$79,810	$2,329,525	–	$2,409,335

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary – 12.4%
Auto Components – 0.3%
Allison Transmission Holdings, Inc.(a)	95,300	$2,275,764
BorgWarner, Inc.(a)	32,400	2,732,616
Federal-Mogul Corp.(a)	4,652	80,061
Gentex Corp.(b)	34,479	844,736
Johnson Controls, Inc.	74,000	2,403,520
Lear Corp.	27,901	1,297,117

		9,633,814

Automobiles – 0.3%
Ford Motor Co.	134,020	1,673,910
General Motors Co.(a)	75,250	1,930,162
Tesla Motors, Inc.(a)	120,100	4,472,524

		8,076,596

Diversified Consumer Services – 0.4%
Apollo Group, Inc., Class A(a)	144,567	5,586,069
ITT Educational Services, Inc.(a)(b)	81,397	5,383,597
Weight Watchers International, Inc.(a)(b)	1,257	97,028

		11,066,694

Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.(a)	7,000	2,926,000
Choice Hotels International, Inc.	2,731	101,975
Las Vegas Sands Corp.	153,100	8,813,967
Marriott Vacations Worldwide Corp.(a)	15,009	427,907
McDonald’s Corp.	156,789	15,381,001
Starbucks Corp.	166,100	9,283,329
Starwood Hotels & Resorts Worldwide, Inc.	2	113
Wynn Resorts Ltd.	9,091	1,135,284
Yum! Brands, Inc.	8,000	569,440

		38,639,016

Household Durables – 0.5%
Garmin Ltd.	101,000	4,741,950
Newell Rubbermaid, Inc.	4,292	76,441
NVR, Inc.(a)	2,921	2,121,610
Tempur-Pedic International, Inc.(a)	18,864	1,592,687
Tupperware Brands Corp.	70,003	4,445,190

		12,977,878

Internet & Catalog Retail – 1.2%
Amazon.com, Inc.(a)	85,894	17,394,394
Expedia, Inc.	160,000	5,350,400
HSN, Inc.	2,103	79,977
priceline.com, Inc.(a)	14,584	10,464,020
TripAdvisor, Inc.(a)	26,546	946,896

		34,235,687

Leisure Equipment & Products – 0.4%
Mattel, Inc.	86,404	2,908,359
Polaris Industries, Inc.	117,320	8,464,638

		11,372,997

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Media – 4.1%
Cablevision Systems Corp.	271,000	$3,978,280
CBS Corp., Class B	168,000	5,696,880
Comcast Corp, Class A	234,900	7,049,349
Comcast Corp, Special Class A	575,980	16,997,170
DIRECTV, Class A(a)	204,070	10,068,814
DISH Network Corp.	168,000	5,532,240
Interpublic Group of Cos., Inc.	462,000	5,271,420
John Wiley & Sons, Inc., Class A(b)	34,667	1,649,803
Liberty Media Corp. - Liberty Capital(a)	3,389	298,740
The McGraw-Hill Cos., Inc.	198,147	9,604,185
Scripps Networks Interactive, Inc., Class A(b)	72,385	3,524,426
Time Warner Cable, Inc.	140,285	11,433,228
Time Warner, Inc.	310,910	11,736,852
Viacom, Inc., Class B	276,214	13,109,116
The Walt Disney Co.	212,900	9,320,762
The Washington Post Co., Class B(b)	2,378	888,349

		116,159,614

Multiline Retail – 0.9%
Big Lots, Inc.(a)	54,000	2,323,080
Dollar Tree, Inc.(a)	102,471	9,682,485
Family Dollar Stores, Inc.	3,353	212,178
J.C. Penney Co., Inc.(b)	88,903	3,149,833
Macy’s, Inc.	136,000	5,403,280
Nordstrom, Inc.	106,000	5,906,320

		26,677,176

Specialty Retail – 2.2%
Advance Auto Parts, Inc.	70,118	6,210,351
AutoZone, Inc.(a)	20,085	7,467,603
Bed Bath & Beyond, Inc.(a)	9,110	599,165
Chico’s FAS, Inc.	307,000	4,635,700
The Home Depot, Inc.	377,500	18,992,025
Limited Brands, Inc.	143,200	6,873,600
PetSmart, Inc.	93,000	5,321,460
Ross Stores, Inc.	59,321	3,446,550
Sally Beauty Holdings, Inc.(a)	24,315	603,012
The TJX Cos., Inc.	194,000	7,703,740

		61,853,206

Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.(b)	130,332	10,072,057
Michael Kors Holdings Ltd.(a)	81,000	3,773,790
Ralph Lauren Corp.(b)	4,734	825,278
Under Armour Inc, Class A(a)	23,600	2,218,400
VF Corp.	45,500	6,642,090

		23,531,615

Total Consumer Discretionary		354,224,293

Consumer Staples – 9.4%
Beverages – 1.9%
Brown-Forman Corp., Class B	25,270	2,107,265
The Coca-Cola Co.	299,402	22,158,742
Coca-Cola Enterprises, Inc.	183,000	5,233,800
Diageo Plc	234,700	5,634,255
Dr Pepper Snapple Group, Inc.	136,000	5,468,560
Monster Beverage Corp.(a)	64,125	3,981,521
PepsiCo Inc.	164,620	10,922,537

		55,506,680

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	117,626	$10,680,441
CVS Caremark Corp.	56,570	2,534,336
The Kroger Co.	677,640	16,419,217
Wal-Mart Stores, Inc.	181,275	11,094,030
Walgreen Co.	63,221	2,117,271
Whole Foods Market, Inc.	77,307	6,431,943

		49,277,238

Food Products – 2.6%
Annie’s, Inc.(a)	673	23,447
Archer Daniels Midland Co.	418,650	13,254,459
Campbell Soup Co.	155,000	5,246,750
ConAgra Foods, Inc.	180,000	4,726,800
General Mills, Inc.	180,660	7,127,037
Green Mountain Coffee Roasters, Inc.(a)	58,900	2,758,876
H.J. Heinz Co.	57,700	3,089,835
The Hershey Co.	25,513	1,564,712
Kraft Foods, Inc., Class A	139,900	5,317,599
Mead Johnson Nutrition Co.	106,274	8,765,480
Post Holdings, Inc.(a)	37,694	1,241,263
Ralcorp Holdings, Inc.(a)	1,812	134,251
Tyson Foods, Inc., Class A	26,311	503,856
Unilever NV	596,240	20,290,047

		74,044,412

Household Products – 1.1%
The Clorox Co.	3,663	251,831
Colgate-Palmolive Co.	7,381	721,714
Kimberly-Clark Corp.	162,830	12,031,509
The Procter & Gamble Co.	277,188	18,629,806

		31,634,860

Personal Products – 0.5%
The Estee Lauder Cos., Inc., Class A	39,918	2,472,521
Herbalife Ltd.	165,367	11,380,557

		13,853,078

Tobacco – 1.6%
Altria Group, Inc.	93,300	2,880,171
Lorillard, Inc.	55,169	7,143,282
Philip Morris International, Inc.	389,070	34,475,493

		44,498,946

Total Consumer Staples		268,815,214

Energy – 11.5%
Energy Equipment & Services – 2.5%
Baker Hughes, Inc.	34,261	1,436,906
Dresser-Rand Group, Inc.(a)	2,312	107,254
Ensco International Plc	139,400	7,378,442
Halliburton Co.(b)	456,350	15,146,256
Helmerich & Payne, Inc.	73,000	3,938,350
National Oilwell Varco, Inc.	77,400	6,150,978
Noble Corp.(a)	519,255	19,456,485
Oil States International, Inc.(a)	17,743	1,385,019
Schlumberger Ltd.	155,449	10,870,549
SEACOR Holdings, Inc.(a)	10,180	975,040
Weatherford International Ltd.(a)	380,800	5,746,272

		72,591,551

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Oil, Gas & Consumable Fuels – 9.0%
Alpha Natural Resources, Inc.(a)	159,800	$2,430,558
Anadarko Petroleum Corp.	132,769	10,401,123
Apache Corp.	81,150	8,150,706
Chevron Corp.	357,452	38,333,153
ConocoPhillips	140,938	10,712,697
CONSOL Energy, Inc.	14,700	501,270
Denbury Resources, Inc.(a)	283,000	5,159,090
Devon Energy Corp.	240,421	17,098,742
El Paso Corp.	21,140	624,687
Enbridge, Inc.	183,700	7,120,454
Energy Transfer Equity LP(b)	303	12,211
EQT Corp.	70,751	3,410,906
Exxon Mobil Corp.	983,459	85,295,399
Hess Corp.	40,660	2,396,907
HollyFrontier Corp.	197,530	6,350,590
Kinder Morgan, Inc.	29,200	1,128,580
Kosmos Energy Ltd.(a)(b)	7,635	101,087
Marathon Oil Corp.	423,853	13,436,140
Marathon Petroleum Corp.	116,467	5,050,009
Murphy Oil Corp.	68,000	3,826,360
Occidental Petroleum Corp.	53,100	5,056,713
Peabody Energy Corp.	313,827	9,088,430
Range Resources Corp.	112,900	6,564,006
Royal Dutch Shell Plc Class A	45,800	1,597,819
Spectra Energy Corp.	80,700	2,546,085
Total SA	152,200	7,780,464
WPX Energy, Inc.(a)	101,317	1,824,719

		255,998,905

Total Energy		328,590,456

Financials – 12.8%
Capital Markets – 0.7%
American Capital Ltd.(a)	14,365	124,544
Ameriprise Financial, Inc.	36,003	2,056,851
The Bank of New York Mellon Corp.	6	145
Franklin Resources, Inc.	5,125	635,654
The Goldman Sachs Group, Inc.	90,151	11,212,080
Jefferies Group, Inc.	288,300	5,431,572

		19,460,846

Commercial Banks – 3.3%
Bank of Nova Scotia	96,300	5,384,205
BOK Financial Corp.(b)	2,693	151,562
First Citizens Bancshares, Inc., Class A	2,488	454,533
First Niagara Financial Group, Inc.	10,006	98,459
First Republic Bank(a)	95,860	3,157,628
M&T Bank Corp.(b)	21,375	1,857,060
National Bank of Canada	79,800	6,337,212
Regions Financial Corp.	62,475	411,710
SunTrust Banks, Inc.	70,756	1,710,173
The Toronto-Dominion Bank	59,400	5,031,571
U.S. Bancorp	635,819	20,142,746
Wells Fargo & Co.	1,430,419	48,834,505

		93,571,364

Consumer Finance – 0.5%
American Express Co.	109,464	6,333,587
Capital One Financial Corp.	50,904	2,837,389
Discover Financial Services	156,000	5,201,040

		14,372,016

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Diversified Financial Services – 3.5%
Bank of America Corp.	294,525	$2,818,604
Citigroup, Inc.	704,676	25,755,908
CME Group, Inc.	1,406	406,798
JPMorgan Chase & Co.	1,256,605	57,778,698
Moody’s Corp.	137,000	5,767,700
The NASDAQ OMX Group, Inc.(a)	184,491	4,778,317
NYSE Euronext	60,822	1,825,268

		99,131,293

Insurance – 4.2%
ACE Ltd.	245,569	17,975,651
Aflac, Inc.	170,892	7,859,323
Allied World Assurance Co. Holdings Ltd.(b)	20,938	1,437,812
American National Insurance Co.	1,800	130,536
Aspen Insurance Holdings Ltd.	38,821	1,084,659
Axis Capital Holdings Ltd.	29,716	985,680
Berkshire Hathaway, Inc., Class B(a)	3,903	316,728
Brown & Brown, Inc.	7,940	188,813
Chubb Corp.	77,800	5,376,758
CNA Financial Corp.	12,343	362,020
Endurance Specialty Holdings Ltd.	34,236	1,392,036
First American Financial Corp.	5,216	86,742
The Hanover Insurance Group, Inc.	31,931	1,313,003
Hartford Financial Services Group, Inc.	502,855	10,600,183
Kemper Corp.	3	91
Lincoln National Corp.	289,062	7,619,674
MetLife, Inc.	451,376	16,858,894
PartnerRe Ltd.	84,602	5,743,630
Prudential Financial, Inc.	235,690	14,940,389
Reinsurance Group of America, Inc.	4,393	261,252
RenaissanceRe Holdings Ltd.	1	76
The Travelers Cos., Inc.	426,105	25,225,416
Validus Holdings Ltd.	2,833	87,681
Willis Group Holdings Plc	57,016	1,994,420
XL Group Plc	7,006	151,960

		121,993,427

Real Estate Investment Trusts (REITs) – 0.6%
Alexandria Real Estate Equities, Inc.	3,836	280,527
American Tower Corp.	87,500	5,514,250
BRE Properties, Inc.	5,433	274,638
Camden Property Trust	26,354	1,732,775
CommonWealth REIT	15,145	282,000
Home Properties, Inc.	12,240	746,762
Liberty Property Trust	19,594	699,898
National Retail Properties, Inc.	5,908	160,639
Piedmont Office Realty Trust, Inc.	3,066	54,421
Public Storage	10,693	1,477,452
Rayonier, Inc.(b)	68,986	3,041,571
Taubman Centers, Inc.	5,331	388,896
Ventas, Inc.	18,401	1,050,697
Weyerhaeuser Co.	88,200	1,933,344

		17,637,870

Real Estate Management & Development – 0.0%
The Howard Hughes Corp.(a)	5,425	346,495

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	3,415	85,375

Total Financials		366,598,686

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Health Care – 11.4%
Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc.(a)	29,537	$2,742,806
Amgen, Inc.	119,130	8,099,648
Biogen Idec, Inc.(a)	95,305	12,005,571
Celgene Corp.(a)	78,000	6,046,560
Gilead Sciences, Inc.(a)	239,411	11,695,227
Myriad Genetics, Inc.(a)	261,780	6,193,715

		46,783,527

Health Care Equipment & Supplies – 1.4%
Baxter International, Inc.	181,290	10,837,516
The Cooper Cos., Inc.	19,642	1,604,948
Edwards Lifesciences Corp.(a)	1,214	88,294
Intuitive Surgical, Inc.(a)	9,541	5,168,837
Medtronic, Inc.	425,781	16,686,357
ResMed, Inc.(a)	45,000	1,390,950
Sirona Dental Systems, Inc.(a)	30,751	1,584,907
Stryker Corp.	24,305	1,348,442
Thoratec Corp.(a)	16,813	566,766

		39,277,017

Health Care Providers & Services – 2.1%
Aetna, Inc.	200,680	10,066,109
AmerisourceBergen Corp.	342,276	13,581,511
Cardinal Health, Inc.	258,079	11,125,786
HCA Holdings, Inc.	55,824	1,381,086
Humana, Inc.	4,273	395,167
McKesson Corp.	91,284	8,011,997
Medco Health Solutions, Inc.(a)	169,504	11,916,131
Quest Diagnostics Inc.	32,100	1,962,915
WellCare Health Plans, Inc.(a)	12,216	878,086
WellPoint, Inc.	27,031	1,994,888

		61,313,676

Health Care Technology – 0.4%
Cerner Corp. (a)	131,200	9,992,192
SXC Health Solutions Corp.(a)	17,464	1,309,101

		11,301,293

Life Sciences Tools & Services – 0.0%
Bio-Rad Laboratories, Inc., Class A(a)	738	76,523
Illumina, Inc.(a)	3,217	169,247

		245,770

Pharmaceuticals – 5.9%
Abbott Laboratories	303,379	18,594,099
Bristol-Myers Squibb Co.	383,220	12,933,675
Eli Lilly & Co.	380,213	15,311,177
Forest Laboratories, Inc.(a)	40,588	1,407,998
Johnson & Johnson	406,226	26,794,667
Merck & Co., Inc.	879,870	33,787,008
Pfizer, Inc.	2,002,540	45,377,556
Valeant Pharmaceuticals International, Inc.(a)	85,600	4,595,864
Warner Chilcott Plc, Class A(a)	344,738	5,795,046
Watson Pharmaceuticals, Inc.(a)	42,817	2,871,308

		167,468,398

Total Health Care		326,389,681

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Industrials – 11.5%
Aerospace & Defense – 3.7%
Alliant Techsystems, Inc.(b)	23,323	$1,168,949
The Boeing Co.	285,600	21,240,072
Esterline Technologies Corp.(a)	1,992	142,348
Exelis, Inc.	179,487	2,247,177
General Dynamics Corp.	72,165	5,295,468
Goodrich Corp.	3,501	439,165
Honeywell International, Inc.	268,780	16,409,019
L-3 Communications Holdings, Inc.	25,947	1,836,269
Lockheed Martin Corp.	75,000	6,739,500
Northrop Grumman Corp.	110,186	6,730,161
Precision Castparts Corp.	40,601	7,019,913
Raytheon Co.	129,400	6,829,732
Rockwell Collins, Inc.	19,100	1,099,396
Textron, Inc.	189,290	5,267,941
United Technologies Corp.	267,902	22,219,792

		104,684,902

Air Freight & Logistics – 0.4%
C.H. Robinson Worldwide, Inc.	59,831	3,918,332
Expeditors International of Washington, Inc.(b)	37,139	1,727,335
United Parcel Service, Inc., Class B	54,400	4,391,168

		10,036,835

Airlines – 0.5%
Copa Holdings SA	34,000	2,692,800
Delta Air Lines, Inc.(a)	1,299,810	12,881,117

		15,573,917

Building Products – 0.0%
Fortune Brands Home & Security, Inc.(a)	53,547	1,181,782

Commercial Services & Supplies – 0.2%
The Brink’s Co.(b)	7,327	174,895
Iron Mountain, Inc.	159,000	4,579,200
KAR Auction Services, Inc.(a)	6,137	99,481
Rollins, Inc.	2,677	56,967
Waste Connections, Inc.(b)	18,104	588,923

		5,499,466

Construction & Engineering – 0.8%
Chicago Bridge & Iron Co. NV	110,000	4,750,900
Fluor Corp.	88,000	5,283,520
Jacobs Engineering Group, Inc.(a)	300,620	13,338,509

		23,372,929

Electrical Equipment – 0.2%
The Babcock & Wilcox Co.(a)	11,148	287,061
GrafTech International Ltd.(a)	23,665	282,560
Hubbell, Inc. Class B(b)	1,764	138,615
Rockwell Automation, Inc.	21,900	1,745,430
Roper Industries, Inc.	29,200	2,895,472

		5,349,138

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Industrial Conglomerates – 2.5%
3M Co.	53,800	$4,799,498
Danaher Corp.	275,400	15,422,400
General Electric Co.	1,659,004	33,296,211
Tyco International Ltd.	341,890	19,207,380

		72,725,489

Machinery – 2.5%
Caterpillar, Inc.	101,300	10,790,476
CNH Global NV(a)(b)	25,824	1,025,213
Cummins, Inc.(b)	77,061	9,250,402
Deere & Co.	113,100	9,149,790
Eaton Corp.	146,600	7,305,078
Gardner Denver, Inc.	12,411	782,141
Ingersoll-Rand Plc	135,000	5,582,250
Joy Global, Inc.	1,471	108,119
PACCAR, Inc.	90,400	4,233,432
Parker Hannifin Corp.	65,000	5,495,750
Stanley Black & Decker, Inc.	85,400	6,572,384
Terex Corp.(a)	196,609	4,423,703
WABCO Holdings, Inc.(a)	39,007	2,359,143
Wabtec Corp.(b)	11,259	848,591
Xylem, Inc.	134,391	3,729,350

		71,655,822

Professional Services – 0.2%
Manpower, Inc.	104,114	4,931,880
Towers Watson & Co., Class A	2,723	179,909
Verisk Analytics, Inc., Class A(a)	9,320	437,760

		5,549,549

Road & Rail – 0.4%
Canadian National Railway Co.	71,600	5,687,188
CSX Corp.	22,271	479,272
Norfolk Southern Corp.	16,546	1,089,223
Union Pacific Corp.	42,228	4,538,666

		11,794,349

Trading Companies & Distributors – 0.1%
Air Lease Corp.(a)	20,416	491,413
MSC Industrial Direct Co., Inc.	11,779	980,955
WESCO International, Inc.(a)(b)	17,647	1,152,526

		2,624,894

Total Industrials		330,049,072

Information Technology – 19.4%
Communications Equipment – 1.6%
Cisco Systems, Inc.	846,114	17,895,311
EchoStar Corp.(a)	11,782	331,546
F5 Networks, Inc.(a)	17,600	2,375,296
Motorola Mobility Holdings, Inc.(a)	5,402	211,974
Polycom, Inc.(a)	94	1,793
QUALCOMM, Inc.	370,557	25,205,287

		46,021,207

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Computers & Peripherals – 4.4%
Apple, Inc.(a)	168,664	$101,109,008
Dell, Inc.(a)	399,000	6,623,400
EMC Corp.(a)	80,192	2,396,137
Fusion-io, Inc.(a)(b)	101,695	2,889,155
NetApp, Inc.(a)	157,700	7,060,229
QLogic Corp.(a)	267,000	4,741,920

		124,819,849

Electronic Equipment, Instruments & Components – 0.9%
Corning, Inc.	1,313,000	18,487,040
Dolby Laboratories, Inc., Class A(a)(b)	53,153	2,023,003
Jabil Circuit, Inc.	212,000	5,325,440

		25,835,483

Internet Software & Services – 1.4%
eBay, Inc.(a)	182,200	6,721,358
ExactTarget, Inc.(a)	823	21,398
Google, Inc., Class A(a)	39,904	25,588,041
IAC/InterActiveCorp(b)	40,800	2,002,872
LinkedIn Corp.(a)	922	94,035
Millennial Media, Inc.(a)	2,336	54,896
Rackspace Hosting, Inc.(a)	80,500	4,652,095
VeriSign, Inc.	26,617	1,020,496

		40,155,191

IT Services – 4.3%
Accenture Plc, Class A	145,902	9,410,679
Alliance Data Systems Corp.(a)	46,000	5,794,160
Amdocs Ltd.(a)	63,110	1,993,014
Automatic Data Processing, Inc.	24,700	1,363,193
DST Systems, Inc.	88,000	4,772,240
Global Payments, Inc.	80,000	3,797,600
International Business Machines Corp.	207,944	43,387,515
Lender Processing Services, Inc.	147,000	3,822,000
MasterCard, Inc., Class A	11,634	4,892,562
NeuStar Inc, Class A(a)	2,395	89,214
SAIC, Inc.(a)	341,000	4,501,200
Total System Services, Inc.	32,626	752,682
VeriFone Systems, Inc.(a)	119,200	6,182,904
Visa, Inc., Class A	103,827	12,251,586
The Western Union Co.	1,163,680	20,480,768

		123,491,317

Semiconductors & Semiconductor Equipment – 2.6%
Altera Corp.	51,496	2,050,571
Avago Technologies Ltd.	177,492	6,916,863
Broadcom Corp., Class A(a)	238,574	9,375,958
Intel Corp.	203,235	5,712,936
LSI Corp.(a)	2,103,050	18,254,474
Marvell Technology Group Ltd.(a)	801,950	12,614,674
Micron Technology, Inc.(a)	1,225,460	9,926,226
NXP Semiconductor NV(a)	210,900	5,612,049
Xilinx, Inc.	120,900	4,404,387

		74,868,138

Software – 4.2%
Autodesk, Inc.(a)	13,074	553,292

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Software – 4.2% (concluded)
BMC Software, Inc.(a)	76,896	$3,088,143
Check Point Software Technologies(a)	118,000	7,533,120
Citrix Systems, Inc.(a)	1,125	88,774
Intuit, Inc.	17,741	1,066,766
Microsoft Corp.	2,327,589	75,064,745
Oracle Corp.	74,673	2,177,465
Red Hat, Inc.(a)	105,500	6,318,395
Salesforce.com, Inc.(a)	67,093	10,366,539
Solera Holdings, Inc.(b)	16,428	753,881
Symantec Corp.(a)	336,000	6,283,200
VMware, Inc., Class A(a)	51,400	5,775,818

		119,070,138

Total Information Technology		554,261,323

Materials – 4.3%
Chemicals – 2.2%
Airgas, Inc.	2,122	188,794
Albemarle Corp.	16,285	1,040,937
Cabot Corp.	13,847	590,990
Celanese Corp.	144,962	6,694,345
CF Industries Holdings, Inc.	37,255	6,804,626
The Dow Chemical Co.	94,000	3,256,160
E.I. du Pont de Nemours & Co.	428,840	22,685,636
Huntsman Corp.	75,184	1,053,328
LyondellBasell Industries NV, Class A	31,858	1,390,602
Monsanto Co.	85,414	6,812,621
Olin Corp.	96,800	2,105,400
PPG Industries, Inc.	67,000	6,418,600
Praxair, Inc.	35,000	4,012,400

		63,054,439

Containers & Packaging – 0.1%
Crown Holdings, Inc.(a)	29,221	1,076,210
Rock-Tenn Co, Class A	1,668	112,690
Sealed Air Corp.	146,110	2,821,384

		4,010,284

Metals & Mining – 1.6%
Alcoa, Inc.	767,630	7,691,653
Barrick Gold Corp.	53,200	2,307,489
BHP Billiton Ltd.	283,600	10,168,255
Freeport-McMoRan Copper & Gold, Inc.	242,532	9,225,917
Newmont Mining Corp.	1,612	82,647
Nucor Corp.	203,280	8,730,876
Rio Tinto Ltd.	50,100	3,394,330
Southern Copper Corp.	56,902	1,804,372
Walter Energy, Inc.	18,072	1,070,043

		44,475,582

Paper & Forest Products – 0.4%
Domtar Corp.(b)	11,895	1,134,545
International Paper Co.	149,000	5,229,900
MeadWestvaco Corp.	110,400	3,487,536

		9,851,981

Total Materials		121,392,286

Telecommunication Services – 2.6%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	602,805	18,825,600

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Diversified Telecommunication Services (concluded)
BCE, Inc.	43,200	$1,730,592
CenturyLink, Inc.	192,800	7,451,720
Level 3 Communications, Inc.(a)	56,400	1,451,172
Verizon Communications, Inc.	949,063	36,282,679
Windstream Corp.	122,800	1,437,988

		67,179,751

Wireless Telecommunication Services – 0.3%
MetroPCS Communications, Inc.(a)	524,079	4,727,192
NII Holdings, Inc.(a)	52,202	955,819
Telephone & Data Systems, Inc.	5,479	126,839
Vodafone Group Plc	80,200	2,219,134

		8,028,984

Total Telecommunication Services		75,208,735

Utilities – 2.9%
Electric Utilities – 1.4%
American Electric Power Co., Inc.	83,599	3,225,249
Duke Energy Corp.	93,500	1,964,435
Edison International	43,000	1,827,930
FirstEnergy Corp.	72,715	3,315,077
ITC Holdings Corp.	16,600	1,277,204
NextEra Energy, Inc.	67,800	4,141,224
Northeast Utilities	47,800	1,774,336
PNM Resources, Inc.	5,133	93,934
PPL Corp.	42,400	1,198,224
Southern Co.	443,100	19,908,487

		38,726,100

Gas Utilities – 0.2%
Atmos Energy Corp.	31,596	994,010
ONEOK, Inc.	47,204	3,854,679
UGI Corp.(b)	33,033	900,149

		5,748,838

Independent Power Producers & Energy Traders – 0.2%
International Power Plc	468,400	3,030,965
NRG Energy, Inc.(a)(b)	89,778	1,406,821

		4,437,786

Multi-Utilities – 1.0%
Consolidated Edison, Inc.	21,000	1,226,820
Dominion Resources, Inc.	381,630	19,543,272
DTE Energy Co.	2,419	133,118
NSTAR(b)	3,092	150,364
Public Service Enterprise Group, Inc.	115,073	3,522,384
Sempra Energy	29,400	1,762,824
Wisconsin Energy Corp.	49,900	1,755,482
Xcel Energy, Inc.	40,349	1,068,038

		29,162,302

Water Utilities – 0.1%
American Water Works Co., Inc.	114,479	3,895,720

Total Utilities		81,970,746

Total Long-Term Investments (Cost – $ 2,451,577,660) – 98.2%		2,807,500,492

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
Money Market Funds – 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(c)(d)(e)	51,987,911	$51,987,911
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(c)(d)(e)	7,254,412	7,254,412

		59,242,323

	Par (000)
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bill, 0.08%, 6/21/12(f)(g)	$890	889,878

Total Short-Term Securities (Cost – $ 60,132,136) – 2.1%		60,132,201

Total Investments (Cost – $ 2,511,709,796*) – 100.3%		2,867,632,693
Liabilities in Excess of Other Assets – (0.3)%		(7,878,234)

Net Assets –100.0%		$2,859,754,459

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,549,999,178

Gross unrealized appreciation	$382,771,534
Gross unrealized depreciation	(65,138,019)

Net unrealized appreciation	$317,633,515

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2011	Net Activity	Shares held at March 31, 2012	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	128,263,976	(76,276,065)	51,987,911	$86,667
BlackRock Cash Funds: Prime, SL Agency Shares	20,162,910	(12,908,498)	7,254,412	$22,261

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
116	S&P 500 Index	Chicago Mercantile	June 2012	$8,138,850	$179,722

Schedule of Investments (concluded)	Active Stock Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,807,500,492	–	–	$2,807,500,492
Short-Term Securities:
Money Market Funds	59,242,323	–	–	59,242,323
U.S. Treasury Obligations	–	$889,878	–	889,878

Total	$2,866,742,815	$889,878	–	$2,867,632,693

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$179,722	–	–	$179,722

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $25,345,979 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-AG1, Class A2D,
0.60%, 8/25/35(a)	$3,843	$3,253,630
AH Mortgage Advance Trust, Series SART-1, Class A1,
2.63%, 5/10/42(b)	7,400	7,376,875
AmeriCredit Automobile Receivables Trust:
Series 2007-CM, Class A4A, 5.55%, 4/07/14	2,513	2,514,847
Series 2012-1, Class D, 4.72%, 3/08/18	6,600	6,913,868
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.44%, 8/25/35(a)	667	640,027
Series 2006-R1, Class A2C, 0.43%, 3/25/36(a)	1,061	1,049,126
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.72%, 6/25/35(a)	799	789,215
Series 2005-OPT1, Class A1SS, 0.48%, 7/25/35(a)	723	700,299
BNC Mortgage Loan Trust, Series 2007-4, Class A3A,
0.49%, 11/25/37(a)	1,655	1,615,777
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.36%, 2/25/37(a)	6,157	5,988,369
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4,
4.40%, 2/25/30	430	432,488
Chesapeake Funding LLC, Series 2009-1, Class A,
2.24%, 12/15/20(a)(b)	4,706	4,715,521
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1,
1.24%, 10/25/37(a)(b)	5,465	5,427,363
Citibank Credit Card Issuance Trust:
Series 2006-C1, Class C1, 0.64%, 2/20/15	5,150	5,136,753
Series 2008-C6, Class C6, 6.30%, 6/20/14	8,700	8,808,750
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2A,
1.14%, 7/25/37(a)	167	162,048
Countrywide Asset-Backed Certificates:
Series 2005-4, Class MV1, 0.70%, 10/25/35(a)	3,858	3,742,122
Series 2006-20, Class 2A2, 0.36%, 4/25/47(a)	2,342	2,243,755
Series 2006-22, Class 2A2, 0.35%, 5/25/47(a)	2,869	2,775,097
Series 2006-25, Class 2A2, 0.36%, 6/25/47(a)	4,205	3,757,730
Series 2007-10, Class 2A1, 0.29%, 6/25/47(a)	851	836,500
Series 2007-12, Class 2A1, 0.59%, 8/25/47	5,828	5,733,918
Series 2007-4, Class A1B, 5.81%, 9/25/37	504	495,902
Series 2007-5, Class 2A1, 0.34%, 9/25/47(a)	436	431,929
Series 2007-6, Class 2A1, 0.34%, 9/25/37(a)	611	605,855
Series 2007-7, Class 2A1, 0.32%, 10/25/47(a)	79	78,583
Series 2007-8, Class 2A1, 0.30%, 11/25/37(a)	1,704	1,663,142
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A2A,
0.29%, 10/25/36(a)	55	54,768
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1,
1.24%, 5/26/37(b)	2,724	2,632,352
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.78%, 9/25/34(a)	224	211,634
Series 2005-FF10, Class A4, 0.56%, 11/25/35(a)	1,820	1,468,387
Series 2005-FF4, Class M1, 0.67%, 5/25/35(a)	2,258	1,964,769
Series 2006-FF13, Class A2B, 0.34%, 10/25/36	608	600,357
Series 2006-FF14, Class A2, 0.30%, 10/25/36	2,517	2,481,331
GE-WMC Mortgage Securities LLC, Series 2005-1, Class A2C,
0.60%, 10/25/35(a)	1,794	1,486,500
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3,
5.59%, 10/25/29	49	49,025
GSAMP Trust, Series 2007-HE2, Class A2A,
0.36%, 3/25/47(a)	532	523,064
Helios Finance LP:
Series 2007-S1, Class B1, 0.94%, 10/20/14(a)(b)	223	223,021
Series 2007-S1, Class B2, 2.59%, 10/20/14(a)(b)	3,589	3,588,755
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3,
0.34%, 7/25/36(a)	3,264	3,211,938
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2,
0.79%, 6/25/35(a)	1,659	1,445,291
MBNA Credit Card Master Note Trust, Series 2002-C3, Class C3,
1.59%, 10/15/14	7,200	7,207,815
Morgan Stanley Capital, Inc., Series 2006, Class A3,
0.43%, 12/25/35(a)	620	612,710

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2B,
0.44%, 12/25/35(a)	$114	$113,454
National Collegiate Student Loan Trust:
Series 2005-1, Class A3, 0.38%, 10/26/26(a)	7,188	6,997,544
Series 2006-2, Class A2, 0.39%, 7/25/26	5,035	4,520,651
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2,
0.37%, 9/25/36(a)	2,275	2,210,347
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.62%, 7/25/35(a)	4,628	4,487,034
Series 2005-3, Class M1, 0.72%, 7/25/35(a)	5,500	5,132,105
Series 2005-3, Class M2, 0.73%, 7/25/35(a)	1,590	1,087,116
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1,
0.33%, 5/25/37	184	182,094
Park Place Securities, Inc., Series 2005-WCW3, Class A2C,
0.62%, 8/25/35(a)	6,570	6,277,258
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.69%, 8/25/35(a)	2,502	2,436,850
Series 2005-RS6, Class M1, 0.74%, 6/25/35(a)	4,300	3,481,564
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.51%, 7/25/35(a)	263	260,232
Series 2006-EMX6, Class A2, 0.35%, 7/25/36	300	297,768
Series 2007-KS4, Class A1, 0.34%, 5/25/37(a)	150	148,812
Santander Drive Auto Receivables Trust:
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	3,982,428
Series 2011-S1A, Class D, 3.10%, 5/15/17(b)	3,728	3,719,044
Series 2012-1, Class A2, 1.25%, 4/15/15	3,600	3,611,394
Series 2012-2, Class A2, 0.91%, 5/15/15	3,600	3,600,984
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class A1A,
0.53%, 8/25/35(a)	96	95,816
Soundview Home Equity Loan Trust:
Series 2006-EQ1, Class A2, 0.35%, 10/25/36(a)	1,269	1,252,921
Series 2007-1, Class 2A1, 0.33%, 3/25/37(a)	1,261	1,180,792
Series 2007-OPT5, Class 2A1, 1.04%, 10/25/37(a)	32	32,252
Specialty Underwriting & Residential Finance, Series 2006-BC1, Class A2C,
0.44%, 12/25/36	6,812	6,440,760
Structured Asset Investment Loan Trust, Series 2005-1, Class A5,
0.59%, 2/25/35(b)	514	509,488
Structured Asset Securities Corp., Series 2006-BC5, Class A2,
0.29%, 12/25/36(a)	699	688,894
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%, 7/25/36	303	302,658
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	3,483	3,361,544
Wheels SPV LLC, Series 2009-1, Class A,
1.79%, 3/15/18(a)(b)	2,277	2,281,319

Total Asset-Backed Securities – 6.8%		174,344,329

Corporate Bonds
Aerospace & Defense – 0.6%
BE Aerospace, Inc.:
6.88%, 10/01/20(c)	1,900	2,080,500
5.25%, 4/01/22	2,100	2,121,000
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,316,109
4.75%, 7/15/20	900	929,304
4.95%, 2/15/21	600	627,652
Series B, 6.38%, 10/15/15	2,396	2,452,905
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,651,899
5.50%, 11/15/39	1,900	2,095,061
TransDigm, Inc.,
7.75%, 12/15/18	2,200	2,381,500

		15,655,930

Air Freight & Logistics – 0.0%
FedEx Corp.,
8.00%, 1/15/19	600	775,611
United Parcel Service, Inc.,
4.88%, 11/15/40	400	450,245

		1,225,856

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Beverages – 0.3%
Bottling Group LLC,
5.13%, 1/15/19	$1,100	$1,285,152
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,121,038
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12(c)	1,000	1,011,497
2.90%, 1/15/16	1,250	1,298,993
PepsiCo, Inc.,
4.88%, 11/01/40	1,000	1,095,261

		6,811,941

Biotechnology – 0.7%
Amgen, Inc.:
2.30%, 6/15/16	800	816,678
6.40%, 2/01/39	900	1,041,791
Biogen Idec, Inc.,
6.88%, 3/01/18	7,528	9,177,483
Celgene Corp.,
3.95%, 10/15/20	4,000	4,073,132
Genentech, Inc.,
4.75%, 7/15/15(c)	625	697,738
Gilead Sciences, Inc.,
4.40%, 12/01/21	2,200	2,309,285

		18,116,107

Capital Markets – 0.9%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17(c)	2,500	2,910,830
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	800	883,983
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,478,163
4.88%, 1/15/15	900	970,735
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,615,821
6.15%, 4/01/18	1,500	1,617,945
7.50%, 2/15/19	1,200	1,371,042
5.75%, 1/24/22	3,400	3,497,716
6.75%, 10/01/37	1,650	1,612,171
6.25%, 2/01/41	950	938,268
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	550	611,434
Morgan Stanley:
2.88%, 7/28/14(c)	3,400	3,384,595
6.00%, 4/28/15	1,400	1,465,355
6.25%, 8/28/17	1,500	1,579,575

		23,937,633

Chemicals – 0.2%
Ecolab, Inc.,
4.35%, 12/08/21	500	530,058
LyondellBasell Industries N.V.,
6.00%, 11/15/21(b)(c)	1,800	1,890,000
RPM International, Inc.,
6.13%, 10/15/19	2,453	2,685,841
Valspar Corp.,
4.20%, 1/15/22	300	307,150

		5,413,049

Commercial Banks – 0.5%
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,767,629
HSBC Holdings Plc,
6.50%, 9/15/37	700	785,599
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	915,369
US Bancorp,
2.20%, 11/15/16	4,000	4,077,664
Wachovia Bank NA,
6.00%, 11/15/17	5,400	6,203,396

		13,749,657

Communications Equipment – 0.1%
Omnicom Group, Inc.,
4.45%, 8/15/20	2,700	2,905,189

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Consumer Finance – 0.3%
American Express Co.,
8.13%, 5/20/19	$4,800	$6,275,007
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,697,570

		8,972,577

Containers & Packaging – 0.4%
Ball Corp.,
5.00%, 3/15/22	2,100	2,105,250
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,197,375
Rock-Tenn Co.:
4.45%, 3/01/19(b)	1,750	1,757,863
4.90%, 3/01/22(b)	1,900	1,897,212
Sealed Air Corp.,
6.88%, 7/15/33(b)	1,500	1,432,500

		11,390,200

Diversified Financial Services – 2.0%
American Express Credit Corp.,
2.38%, 3/24/17	3,000	3,004,614
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,697,801
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,453,785
3.70%, 9/01/15	1,000	1,009,362
3.75%, 7/12/16	2,400	2,411,959
5.49%, 3/15/19	1,500	1,503,552
5.70%, 1/24/22	1,500	1,587,876
5.88%, 2/07/42	750	745,958
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,481,089
6.38%, 8/12/14	1,400	1,519,004
4.45%, 1/10/17	4,200	4,399,525
6.13%, 11/21/17	1,000	1,116,161
8.50%, 5/22/19	1,600	1,972,605
8.13%, 7/15/39	400	518,396
5.88%, 1/30/42	350	362,648
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,055,444
4.38%, 9/16/20(c)	4,000	4,212,736
4.63%, 1/07/21	1,600	1,707,552
6.75%, 3/15/32	500	597,373
6.88%, 1/10/39	1,000	1,234,940
JPMorgan Chase & Co.:
3.45%, 3/01/16	3,300	3,440,775
3.15%, 7/05/16	1,100	1,133,950
5.60%, 7/15/41	2,400	2,622,715
5.40%, 1/06/42	1,100	1,167,993
SLM Corp.:
6.00%, 1/25/17	2,600	2,678,000
7.25%, 1/25/22	1,200	1,253,789

		49,889,602

Diversified Telecommunication Services – 1.8%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,550,890
2.40%, 8/15/16	1,250	1,291,870
3.00%, 2/15/22(c)	7,700	7,546,115
6.55%, 2/15/39	2,000	2,433,918
5.35%, 9/01/40	1,231	1,308,935
5.55%, 8/15/41	2,600	2,881,900
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,739,670
British Telecommunications Plc,
9.63%, 12/15/30	400	588,529
Embarq Corp.,
8.00%, 6/01/36	3,000	3,032,292
Qwest Corp.,
8.38%, 5/01/16	3,300	3,943,243
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,722,054

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.:
8.75%, 11/01/18	$2,000	$2,714,052
6.90%, 4/15/38	900	1,148,503
8.95%, 3/01/39	500	772,655
7.35%, 4/01/39	1,700	2,281,130
4.75%, 11/01/41	2,100	2,125,704
Windstream Corp.,
7.88%, 11/01/17(c)	5,350	5,898,375

		45,979,835

Electric Utilities – 1.7%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,098,955
5.88%, 2/01/33	3,500	4,186,728
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,140,622
5.05%, 9/15/19	2,000	2,276,360
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,346,824
Ipalco Enterprises, Inc.,
5.00%, 5/01/18	850	845,750
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,699,034
Northern States Power Co,
5.25%, 7/15/35	2,500	2,890,203
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	2,928,720
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,782,996
3.25%, 9/15/21(c)	2,900	2,935,829
PacifiCorp:
5.50%, 1/15/19	1,300	1,526,919
6.25%, 10/15/37	1,000	1,274,240
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,457,219
4.40%, 1/15/21	3,700	4,037,976
3.15%, 4/01/22	950	928,569
Southern Co. (The),
4.15%, 5/15/14	900	961,535

		42,318,479

Electrical Equipment – 0.1%
Roper Industries, Inc.,
6.25%, 9/01/19	1,500	1,759,820

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,433,472

Food Products – 0.7%
ConAgra Foods, Inc.,
7.13%, 10/01/26	2,400	2,861,319
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,662,147
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,705,888
Kellogg Co.:
4.45%, 5/30/16	100	110,681
3.25%, 5/21/18	1,550	1,636,268
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	4,161,755
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	4,500	5,037,219

		17,175,277

Health Care Equipment & Supplies – 0.1%
Covidien International Finance SA,
4.20%, 6/15/20	1,700	1,837,197

Health Care Providers & Services – 1.2%
Aetna, Inc.,
6.75%, 12/15/37	900	1,144,417
AmerisourceBergen Corp.:
4.88%, 11/15/19	900	1,009,651
3.50%, 11/15/21	6,250	6,376,294
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,738,462
DaVita, Inc.,
6.38%, 11/01/18	3,550	3,718,625
Health Net, Inc.,
6.38%, 6/01/17	2,300	2,461,000

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Health Care Providers & Services (concluded)
Humana, Inc.,
6.45%, 6/01/16	$4,100	$4,662,323
UnitedHealth Group, Inc.:
4.70%, 2/15/21(c)	3,100	3,477,146
6.88%, 2/15/38	1,700	2,230,560

		29,818,478

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,334,025
4.88%, 7/15/40	1,600	1,779,659
Wyndham Worldwide Corp.:
6.00%, 12/01/16(c)	24	26,751
5.75%, 2/01/18	3,400	3,786,145
4.25%, 3/01/22	1,550	1,519,504
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,169,618
6.25%, 3/15/18	2,500	2,978,202
5.30%, 9/15/19	2,241	2,524,041
6.88%, 11/15/37	2,100	2,682,017

		18,799,962

Household Durables – 0.0%
Tupperware Brands Corp.,
4.75%, 6/01/21	900	915,467

Household Products – 0.0%
Kimberly-Clark Corp.,
2.40%, 3/01/22	1,250	1,208,226

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20(c)	3,200	3,523,978
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	558,100
PSEG Power LLC,
4.15%, 9/15/21	1,150	1,184,626
Southern Power Co.,
5.15%, 9/15/41	1,000	1,047,872

		6,314,576

Industrial Conglomerates – 0.4%
Tyco International Finance SA,
8.50%, 1/15/19	8,000	10,368,224

Insurance – 0.6%
The Allstate Corp.,
5.20%, 1/15/42	1,500	1,569,261
American International Group:
6.40%, 12/15/20	1,200	1,358,075
8.18%, 5/15/68(a)	500	529,250
Berkshire Hathaway, Inc.,
1.90%, 1/31/17	2,400	2,427,458
Markel Corp.,
5.35%, 6/01/21	1,300	1,355,530
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	448,641
9.25%, 4/15/19	200	263,534
4.80%, 7/15/21	1,600	1,748,435
Protective Life Corp.,
8.45%, 10/15/39	300	347,334
Willis Group Holdings Plc,
4.13%, 3/15/16	2,600	2,642,866
XL Group Ltd.,
5.75%, 10/01/21	1,400	1,526,293

		14,216,677

Internet & Catalog Retail – 0.1%
Export-Import Bank of Korea,
4.00%, 1/29/21	1,446	1,422,915

Internet Software & Services – 0.1%
Digital Realty Trust LP,
5.88%, 2/01/20	2,800	3,049,833

IT Services – 0.6%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,828,657

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
IT Services (concluded)
7.63%, 10/15/18	$2,050	$2,734,550
5.60%, 11/30/39	1,600	1,957,365
The Western Union Co.,
6.20%, 11/17/36	600	629,343

		14,149,915

Leisure Equipment & Products – 0.1%
Mattel, Inc.:
2.50%, 11/01/16	750	767,237
5.45%, 11/01/41	1,800	1,874,479

		2,641,716

Life Sciences Tools & Services – 0.2%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	4,195,153
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	1,600	1,700,515

		5,895,668

Machinery – 0.3%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,398,415
Danaher Corp.,
2.30%, 6/23/16	450	466,121
Dover Corp.,
4.30%, 3/01/21(c)	2,400	2,688,473

		6,553,009

Media – 1.1%
CBS Corp.,
5.90%, 10/15/40	2,200	2,437,125
Comcast Corp.,
5.70%, 5/15/18	2,450	2,891,561
DIRECTV Holdings LLC/DIRECTV Financing Co.,
5.15%, 3/15/42(b)	1,100	1,071,602
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	4,800	5,028,000
DISH DBS Corp.:
7.88%, 9/01/19(c)	2,700	3,105,000
6.75%, 6/01/21	1,200	1,293,000
NBCUniversal Media LLC,
6.40%, 4/30/40	500	601,278
News America, Inc.,
4.50%, 2/15/21	2,500	2,665,838
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	2,300	2,379,957
Time Warner, Inc.:
8.25%, 4/01/19	2,350	3,005,420
6.25%, 3/29/41	1,100	1,256,918
Viacom, Inc.,
4.38%, 9/15/14	1,300	1,401,598

		27,137,297

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, 3/01/22	3,400	3,265,421
Kinross Gold Corp.,
6.88%, 9/01/41(b)	700	711,695
Newmont Mining Corp.,
6.25%, 10/01/39	3,000	3,333,948
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,044,929
Xstrata Canada Financial Corp.,
6.00%, 11/15/41(b)	650	675,492

		9,031,485

Multi-Utilities – 0.4%
Consolidated Edison Co. of New York, Inc.,
4.20%, 3/15/42	2,400	2,366,503
Dominion Resources, Inc.:
6.40%, 6/15/18(c)	4,050	4,958,698
4.45%, 3/15/21	2,100	2,316,899
SCANA Corp.,
4.13%, 2/01/22	500	500,252

		10,142,352

Multiline Retail – 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21	1,200	1,276,780
7.00%, 1/15/38	600	802,381

		2,079,161

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Oil, Gas & Consumable Fuels – 2.6%
Anadarko Petroleum Corp.,
6.45%, 9/15/36	$1,000	$1,157,602
BP Capital Markets Plc:
3.13%, 10/01/15	700	739,878
3.20%, 3/11/16	1,500	1,589,304
3.56%, 11/01/21	1,900	1,956,466
Buckeye Partners LP,
4.88%, 2/01/21	550	572,251
ConocoPhillips,
6.50%, 2/01/39	4,500	5,976,522
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	588,281
Encana Corp.,
6.50%, 5/15/19(c)	400	472,267
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,076,491
9.00%, 4/15/19	373	462,570
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	558,426
5.75%, 3/01/35	1,500	1,619,521
5.95%, 2/01/41	900	1,002,637
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,335,642
6.80%, 9/15/37	1,000	1,227,097
Kinder Morgan Energy Partners LP,
3.95%, 9/01/22	4,400	4,356,273
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19(b)	300	294,000
6.25%, 11/01/19(b)(c)	3,200	3,104,000
8.63%, 4/15/20	3,200	3,448,000
7.75%, 2/01/21	250	259,375
Marathon Petroleum Corp.,
6.50%, 3/01/41	1,830	1,976,839
Noble Energy, Inc.,
4.15%, 12/15/21	800	817,691
ONEOK Partners LP,
6.85%, 10/15/37	1,300	1,550,710
Petrobras International Finance Co.,
5.38%, 1/27/21	2,200	2,368,826
Petrobras International Finance Co. – Pifco,
6.75%, 1/27/41	500	579,883
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,212,750
4.88%, 1/24/22(b)	2,600	2,730,000
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,452,505
Phillips 66,
4.30%, 4/01/22(b)	3,700	3,763,636
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	781,496
6.70%, 5/15/36	1,000	1,167,604
5.15%, 6/01/42	700	683,834
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,516,387
3.80%, 10/01/20	4,200	4,502,980
Williams Partners LP:
3.80%, 2/15/15	800	850,082
4.00%, 11/15/21	1,150	1,162,054

		65,913,880

Paper & Forest Products – 0.5%
Domtar Corp.:
10.75%, 6/01/17	1,500	1,938,750
4.40%, 4/01/22	5,600	5,533,797
International Paper Co.:
9.38%, 5/15/19	1,600	2,114,009
7.50%, 8/15/21	2,100	2,647,067

		12,233,623

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Pharmaceuticals – 0.7%
Abbott Laboratories:
4.13%, 5/27/20	$2,000	$2,235,352
5.30%, 5/27/40	1,400	1,618,870
AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,956,063
Eli Lilly & Co.,
5.55%, 3/15/37	1,700	2,016,458
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	1,200	1,449,168
6.38%, 5/15/38	500	660,575
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,877,102
Sanofi-Aventis SA,
2.63%, 3/29/16	2,400	2,512,966
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	2,800	2,834,381

		17,160,935

Professional Services – 0.0%
Dun & Bradstreet Corp. (The),
2.88%, 11/15/15	600	618,081

Real Estate – 0.1%
Simon Property Group LP,
4.75%, 3/15/42	1,900	1,811,566

Real Estate Investment Trusts (REITs) – 0.5%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,260,688
4.70%, 3/15/22	4,400	4,435,363
Health Care REIT, Inc.,
5.25%,1/15/22	2,000	2,092,018
Hospitality Properties Trust,
6.70%, 1/15/18	1,400	1,559,691
Simon Property Group LP,
5.65%, 2/01/20	1,000	1,144,677

		13,492,437

Road & Rail – 0.3%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	2,700	2,933,407
CSX Corp.,
5.75%, 3/15/13	2,600	2,717,892
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,272,401
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,587,948

		8,511,648

Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp.,
3.30%, 10/01/21	2,100	2,169,611

Software – 0.3%
BMC Software, Inc.,
4.25%, 2/15/22	700	701,759
Oracle Corp.:
5.25%, 1/15/16	1,500	1,721,333
5.75%, 4/15/18	550	668,642
5.38%, 7/15/40	3,100	3,584,434

		6,676,168

Specialty Retail – 1.3%
Advance Auto Parts, Inc.,
4.50%, 1/15/22	3,100	3,187,600
AutoZone, Inc.,
4.00%, 11/15/20	6,600	6,844,378
The Gap, Inc.,
5.95%, 4/12/21	2,135	2,154,529
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,410,787
8.50%, 6/15/19	4,000	4,730,000
Macy’s Retail Holdings, Inc.:
7.45%, 7/15/17	1,000	1,214,015
3.88%, 1/15/22	1,950	1,955,684

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Specialty Retail (concluded)
McDonald’s Corp.,
3.70%, 2/15/42	$1,800	$1,664,003
O’Reilly Automotive, Inc.,
4.63%, 9/15/21	5,300	5,587,138
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,492,654

		33,240,788

Tobacco – 0.8%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,736,772
9.25%, 8/06/19	1,100	1,479,203
9.95%, 11/10/38	200	304,209
Lorillard Tobacco Co.,
3.50%, 8/04/16	1,200	1,249,366
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,307,338
5.65%, 5/16/18	4,300	5,125,015
2.90%, 11/15/21	2,700	2,662,430
6.38%, 5/16/38	1,500	1,864,299
4.50%, 3/20/42	1,300	1,282,490

		20,011,122

Transportation Infrastructure – 0.0%
Canadian Pacific Railway Co.,
7.13%, 10/15/31	1,000	1,167,472

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	3,113,589
American Tower Corp.:
4.50%, 1/15/18	2,100	2,206,470
5.05%, 9/01/20	2,300	2,376,588
Vodafone Group Plc:
2.88%, 3/16/16(c)	1,800	1,885,948
5.63%, 2/27/17	950	1,111,225

		10,693,820

Total Corporate Bonds – 24.6%		628,017,933

Foreign Agency Obligations
Brazilian Government International Bond,
5.63%, 1/07/41	1,500	1,728,750
Colombia Government International Bond:
4.38%, 7/12/21	4,300	4,676,250
7.38%, 9/18/37	800	1,122,000
6.13%, 1/18/41	1,400	1,715,000
Mexico Government International Bond,
4.75%, 3/08/44	5,800	5,684,000
Panama Government International Bond,
6.70%, 1/26/36	800	1,052,000
Peruvian Government International Bond,
7.13%, 3/30/19(c)	3,000	3,825,000
South Africa Government International Bond,
5.50%, 3/09/20	2,000	2,230,000

Total Foreign Agency Obligations – 0.9%		22,033,000

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 1.4%
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%, 1/25/36	806	813,243
Series 2006-6, Class 1A12, 5.75%, 8/25/36	55	54,555
Citicorp Mortgage Securities, Inc.:
Series 2006-1, Class 2A1, 5.00%, 2/25/21	778	789,674
Series 2007-3, Class 1A7, 6.00%, 4/25/37	774	772,726
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.53%, 11/20/35(a)	1,632	1,592,831
Series 2006-HY12, Class A1, 5.52%, 8/25/36(a)	589	580,943
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3,
4.54%, 6/19/35(a)	2,851	2,858,007

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 1.00%, 9/25/46(a)	$–	(d)	$17
Series 2006-AR5, Class A1A, 0.32%, 10/25/46(a)	731		715,288
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2,
2.69%, 1/25/36(a)	2,496		2,443,678
Holmes Master Issuer Plc, Series 2007-2A, Class 4A,
0.67%, 7/15/20	7,200		7,194,902
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4,
0.63%, 8/25/35(a)	1,189		1,111,171
JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A2,
0.30%, 12/25/36(a)	60		59,253
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1,
5.00%, 6/25/19	653		653,212
Thornburg Mortgage Securities Trust:
Series 2007-2, Class A1, 0.38%, 6/25/37(a)	493		492,619
Series 2007-2, Class A3A, 0.37%, 6/25/37(a)	7,318		7,313,576
Series 2007-3, Class 4A3, 0.45%, 6/25/47	6,669		6,634,781
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	643		659,444
Series 2005-7, Class A3, 5.25%, 9/25/35	607		606,130

			35,346,050

Commercial Mortgage-Backed Securities – 2.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3,
4.51%, 12/10/42	494		503,528
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	3,925		3,961,494
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4,
6.07%, 12/10/49(a)	2,500		2,894,377
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM,
5.23%, 7/15/44	1,300		1,396,000
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	207		206,361
Series 2005-C5, Class AM, 5.10%, 8/15/38(a)	1,500		1,606,926
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48	3,000		3,292,041
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2,
5.42%, 12/10/49	1,437		1,436,205
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5,
5.22%, 4/10/37(a)	3,000		3,269,037
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	693		692,581
Series 2003-PM1A, Class A4, 5.33%, 8/12/40	6,500		6,803,095
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	585		584,308
Series 2007-CB19, Class A3, 5.93%, 2/12/49(a)	4,300		4,590,882
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	3,591		3,594,777
Series 2007-C6, Class A4, 5.86%, 7/15/40(a)	5,700		6,446,552
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2,
5.44%, 2/12/39(a)	239		238,607
Merrill Lynch Mortgage Trust:
Series 2002-MW1, Class A4, 5.62%, 7/12/34	2,419		2,417,559
Series 2004-MKB1, Class A3, 4.89%, 2/12/42	396		400,746
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	1,603		1,626,510
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3,
5.68%, 5/15/46	6,000		6,798,912

			52,760,498

Total Non-Agency Mortgage-Backed Securities – 3.5%			88,106,548

Preferred Securities
Capital Trusts
Insurance – 0.2%
Aon Corp.,
8.21%, 1/01/27	1,700		1,968,792
Chubb Corp. (The):
6.00%, 5/11/37	800		973,451
6.38%, 3/29/67(a)	2,550		2,632,875
			5,575,118

Total Capital Trusts – 0.2%			5,575,118

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Trust Preferred – 0.2%
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	$3,547,250

Total Preferred Securities – 0.4%		9,122,368

	Par (000)
Preferred Stocks
Diversified Telecommunication Services – 0.2%
Qwest Corp.
7.38%	$196,000	5,103,840

Total Preferred Stocks – 0.2%		5,103,840

Taxable Municipal Bonds
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	150	193,251
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	188,421
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	957,628
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	534,402
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	602,631
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	943,736
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/48	600	763,572
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/50	900	1,214,775
State of California:
7.55%, 4/01/39	400	518,992
7.63%, 3/01/40	1,150	1,497,829
7.60%, 11/01/40	250	327,585
State of Mississippi,
5.25%, 11/01/34	600	692,034
University of Missouri System Facilities Revenue,
5.79%, 11/01/41	300	386,475

Total Taxable Municipal Bonds – 0.3%		8,821,331

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 1.0%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.46%, 6/25/37(a)	5,520	5,485,040
Series 2010-35, Class EF, 0.79%, 4/25/40(a)	6,785	6,791,340
Series 2010-89, Class CF, 0.69%, 2/25/38(a)	5,739	5,733,245
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.79%, 2/15/38(a)	4,236	4,240,188
Series 3807, Class FN, 0.74%, 2/15/41(a)	3,923	3,922,884

		26,172,697

Mortgage-Backed Securities – 78.1%
Fannie Mae Mortgage Backed Securities:
2.39%, 8/01/33	2,795	2,935,182
2.46%, 2/01/42	45	46,372
2.46%, 5/01/33(a)	3,556	3,718,084
2.49%, 1/01/36(a)	1,728	1,843,501

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage-Backed Securities (concluded)
2.52%, 1/01/35(a)	$1,603	$1,708,435
2.75%, 8/01/41(a)	3,721	3,864,340
2.81%, 1/01/42	1,005	1,043,801
3.00%, 2/01/26 - 4/01/27(e)	10,848	11,239,426
3.31%, 9/01/41(a)	2,169	2,276,443
3.36%, 4/01/40(a)	514	539,068
3.50%, 2/01/26 - 4/01/42(e)	304,402	313,050,507
3.60%, 5/01/40(a)	3,520	3,705,915
4.00%, 8/01/25 - 4/01/42(e)	374,479	393,034,698
4.50%, 10/01/24 - 4/01/42(e)	275,997	293,676,818
5.00%, 1/01/18 - 4/01/42(e)	170,410	184,265,153
5.50%, 9/01/19 - 4/01/42(e)	148,947	162,628,318
6.00%, 11/01/22 - 4/01/42(e)	127,581	140,732,625
6.50%, 12/01/30 - 12/01/32	16,158	18,464,755
Freddie Mac Mortgage Backed Securities:
2.22%, 10/01/33(a)	1,573	1,649,684
2.62%, 11/01/36(a)	1,691	1,787,038
2.66%, 1/01/42	55	56,868
3.00%, 1/01/27 - 4/01/27(e)	6,954	7,198,494
3.26%, 8/01/41(a)	2,538	2,657,015
3.34%, 7/01/41(a)	1,496	1,571,184
3.35%, 2/01/40(a)	3,546	3,721,151
3.50%, 12/01/25 - 4/01/42(e)	22,223	23,005,144
4.00%, 3/01/26 - 1/01/42(e)	40,504	42,539,679
4.50%, 8/01/20 - 4/01/42(e)	55,248	58,660,178
4.55%, 4/01/38(a)	4,217	4,516,847
5.00%, 10/01/20 - 4/01/42(e)	56,802	61,238,191
5.50%, 12/01/27 - 4/01/42(e)	27,771	30,257,583
6.00%, 12/01/28 - 1/01/38	21,020	23,305,732
6.50%, 5/01/21 - 1/01/36	3,695	4,196,003
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40 - 4/01/42(e)	8,950	9,330,157
4.00%, 9/15/40 - 4/01/42(e)	35,962	38,775,365
4.50%, 3/15/39 - 4/01/42(e)	56,686	61,878,938
5.00%, 9/15/39 - 5/20/41	42,729	47,404,488
5.50%, 6/15/34 - 11/20/39	15,433	17,217,113
6.00%, 9/20/38 - 4/01/42(e)	8,875	9,999,889

		1,989,740,182

Total U.S. Government Sponsored Agency Securities – 79.1%		2,015,912,879

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27(c)	24,068	34,721,845
6.25%, 5/15/30	27,228	39,863,187
5.00%, 5/15/37(c)	23,800	31,200,324
4.38%, 5/15/40(c)(f)	23,100	27,759,709
3.88%, 8/15/40	20,650	22,840,841
4.25%, 11/15/40	4,640	5,464,324
4.38%, 5/15/41	4,931	5,927,989
U.S. Treasury Inflation Indexed Notes:
1.88%, 7/15/13	35,918	37,801,337
0.13%, 1/15/22	36,253	37,113,857
U.S. Treasury Notes:
1.25%, 2/15/14	61,000	62,031,754
1.75%, 3/31/14	33,000	33,915,222
2.63%, 12/31/14(c)	61,990	65,568,931
2.75%, 12/31/17(c)	26,500	28,688,317
1.75%, 10/31/18	1,041	1,057,509

Total U.S. Treasury Obligations – 17.0%		433,955,146

Total Long-Term Investments (Cost – $ 3,291,347,130) – 132.8%		3,385,417,374

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25%(g)(h)(i)	635,732,183	$635,732,183

BlackRock Cash Funds: Prime, SL Agency Shares,
0.24%(g)(h)(i)	55,216,234	55,216,234

		690,948,417

Total Short-Term Securities (Cost – $ 690,948,417) – 27.1%		690,948,417

Total Investments Before TBA Sale Commitments (Cost – $ 3,982,295,547*) – 159.9%		4,076,365,791

TBA Sale Commitments(e)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 2/01/26 - 4/01/42	$505,200	(518,799,093)
4.00%, 8/01/25 - 4/01/42	583,069	(611,323,607)
4.50%, 10/01/24 - 4/01/42	194,100	(206,449,797)
5.00%, 1/01/18 - 4/01/42	176,690	(190,852,808)
5.50%, 9/01/19 - 4/01/42	99,100	(107,972,547)
6.00%, 11/01/22 - 4/01/42	85,700	(94,417,297)
Freddie Mac Mortgage Backed Securities:
3.50%, 12/01/25 - 4/01/42	5,000	(5,120,895)
Ginnie Mae Mortgage Backed Securities:
4.00%, 9/15/40 - 4/01/42	4,000	(4,350,625)
4.50%, 3/15/39 - 4/01/42	1,000	(1,087,656)
5.00%, 9/15/39 - 5/20/41	8,000	(8,836,250)

Total TBA Sale Commitments (Proceeds – $1,751,827,485) – (68.6)%		(1,749,210,575)

Total Investments Net of TBA Sale Commitments – 91.3%		2,327,155,216
Other Assets Less Liabilities – 8.7%		221,371,967

Net Assets – 100.0%		$2,548,527,183

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,984,263,875

Gross unrealized appreciation	$99,122,318
Gross unrealized depreciation	(7,020,402)

Net unrealized appreciation	$92,101,916

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Amount is less than $500.

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$(27,280,261)	$71,538
Barclays Capital Inc.	$(142,731,838)	$(30,188)
BNP Paribas	$(150,840,578)	$(244,758)
Citigroup Global	$(61,349,746)	$(351,158)
Credit Suisse Securities LLC	$(245,909,953)	$(1,513,916)
Deutsche Bank Securities, Inc.	$161,047,063	$(267,735)
Goldman Sachs & Co.	$258,118,761	$1,663,890
JPMorgan Securities, Ltd.	$110,542,538	$327,357
Morgan Stanley Capital Services, Inc.	$(189,208,335)	$(946,246)
Nomura Securities	$3,537,172	$(67,152)
R.B.C. Dominion Securities	$66,153,687	$220,264
RBS Securities LLC	$(172,501,484)	$119,170
UBS Securities LLC	$(76,925,458)	$(132,251)
Wells Fargo Securities	$33,160,250	$(17,935)

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Master Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2011	Net Activity	Shares held at March 31, 2012	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	559,553,070	76,179,112	635,732,182	$316,845
BlackRock Cash Funds: Prime, SL Agency Shares	36,989,307	18,226,927	55,216,234	$13,991

(h)	Represents the current yield as of report date.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
262	Euro-Dollar Future	Chicago Mercantile	June 2014	$64,838,450	$41,920
3,333	2-Year U.S. Treasury Notes	Chicago Mercantile	June 2012	$733,728,706	(95,124)
3,042	5-Year U.S. Treasury Notes	Chicago Mercantile	June 2012	$372,763,830	149,742
2,512	10-Year U.S. Treasury Notes	Chicago Mercantile	June 2012	$325,264,750	(869,522)
49	Ultra Long U.S. Treasury Bonds	Chicago Mercantile	June 2012	$7,397,469	14,526

Total					$(758,458)

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
19	30-Year U.S. Treasury Bonds	Chicago Mercantile	June 2012	$65,569,000	$298,305

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/ Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	AA+	$4,000	$175,919

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2012 were as follows:

Index	Receives Fixed Rate	Counterparty/ Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America Investment Grade	1.00%	Deutsche Bank AG	12/20/16	BBB+	$65,800	$372,960
Dow Jones CDX North America Investment Grade	1.00%	Deutsche Bank AG	12/20/16	BBB+	112,500	652,605

Total						$1,025,565

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.71%[1]	3-month LIBOR	RBS PLC	11/14/18	$58,000	$(35,094)

[1]	Pays fixed interest rate and receives floating rate.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$174,344,329	–	$174,344,329
Corporate Bonds	–	628,017,933	–	628,017,933
Foreign Agency Obligations	–	22,033,000	–	22,033,000
Non-Agency Mortgage- Backed Securities	–	88,106,548	–	88,106,548
Preferred Securities	–	9,122,368	–	9,122,368
Preferred Stocks	$5,103,840	–	–	5,103,840
Taxable Municipal Bonds	–	8,821,331	–	8,821,331
U.S. Government Sponsored Agency Securities	–	2,015,912,879	–	2,015,912,879
U.S. Treasury Obligations	–	433,955,146	–	433,955,146
Short-Term Securities:
Money Market Funds	690,948,417	–	–	690,948,417
Liabilities:
TBA Sale Commitments -	(1,749,210,575)	–	(1,749,210,575)

Total	$696,052,257	$1,631,102,959	–	$2,327,155,216

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$1,201,484	–	$1,201,484
Interest rate contracts	$298,305	–	–	298,305
Liabilities:
Credit contracts	–	–	–	–
Interest rate contracts	(758,458)	(35,094)	–	(793,552)

Total	$(460,153)	$1,166,390	–	$706,237

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Such liabilities would be categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Cash received as collateral for swap contracts	$(470,000)	–	–	$(470,000)
Collateral on securities loaned	(405,177,263)	–	–	(405,177,263)

Total	$(405,647,263)	–	–	$(405,647,263)

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro
National Australia Bank, Ltd.,
0.47%, 12/20/12(a)	$300,000	$300,000,000

Yankee(b)
Bank of Montreal, Chicago,
0.15%, 4/05/12	600,000	600,000,000
Bank of Nova Scotia, Houston,
0.48%, 6/26/12	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.50%, 4/03/12	435,000	435,000,000
0.53%, 5/17/12	400,000	400,000,000
0.37%, 5/31/12	575,000	575,000,000
Barclays Bank Plc, New York:
0.50%, 5/16/12	395,000	395,000,000
0.59%, 7/13/12	501,000	501,000,000
Rabobank Nederland N.V., New York:
0.61%, 8/07/12	250,000	250,000,000
0.61%, 8/08/12	500,000	500,000,000
Deutsche Bank AG, New York,
0.41%, 6/15/12	330,000	330,000,000
Mizuho Corporate Bank Ltd., New York:
0.47%, 4/16/12	500,000	500,000,000
0.42%, 5/03/12	128,000	128,000,000
0.42%, 5/07/12	642,000	642,000,000
National Australia Bank Ltd., New York,
0.49%, 6/18/12	148,300	148,300,000
Natixis, New York,
0.45%, 5/02/12	570,000	570,000,000
Norinchukin Bank, New York,
0.17%, 4/03/12	550,000	550,000,000
Rabobank Nederland N.V., New York,
0.67%, 5/25/12	3,000	3,000,000
Royal Bank of Canada, New York,
0.55%, 5/03/12(a)	325,000	325,000,000
Societe Generale SA, New York,
0.48%, 5/01/12	820,000	820,000,000
Sumitomo Mitsui Banking Corp., New York:
0.15%, 4/05/12	250,000	250,000,000
0.46%, 4/11/12	300,000	300,000,000
0.53%, 5/10/12	595,000	595,000,000
Svenska Handelsbanken AB, New York,
0.45%, 5/16/12	215,000	215,000,000
Westpac Banking Corp., New York(a):
0.34%, 4/04/12	74,000	74,000,002
0.33%, 6/11/12	400,000	400,000,000

Total Certificates of Deposit – 31.4%		9,906,300,002

Commercial Paper
Antalis US Funding Corp.,
0.52%, 5/03/12(c)(d)	244,000	243,890,742
ANZ National International, Ltd.(c)(d):
0.52%, 8/03/12	200,000	199,644,667
0.52%, 8/07/12	100,000	99,816,555
Aspen Funding Corp.,
0.52%, 6/04/12(c)(d)	17,800	17,788,163
Atlantis One Funding Corp.(c)(d):
0.40%, 5/09/12	300,000	299,876,667
0.46%, 7/09/12	300,000	299,624,333
Barclays Bank Plc,
0.52%, 5/11/12(c)(d)	107,225	107,164,597
Barton Capital Corp.(c)(d):
0.46%, 4/03/12	147,000	146,998,122
0.42%, 4/13/12	55,000	54,992,942
BNZ International Funding Ltd.(a)(c):
0.38%, 4/16/12	100,000	100,000,000
0.39%, 5/22/12	75,000	75,000,536
0.58%, 5/31/12	100,000	100,002,138
Bryant Park Funding LLC,
0.19%, 4/20/12(c)(d)	275,000	274,973,875
Caisse d’Amortissement de la Dette Sociale,
0.54%, 5/25/12(a)(c)	650,000	649,989,656
Cancara Asset Securitization Ltd.,
0.27%, 4/16/12(c)(d)	470,000	469,950,650
Chariot Funding LLC,
0.15%, 4/12/12(c)(d)	222,067	222,057,747

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia(c):
0.06%, 6/22/12	$87,000	$86,988,827
0.32%, 9/19/12(a	250,000	250,000,000
DNB NOR Bank ASA,
0.54%, 4/12/12(c)(d)	50,000	49,992,500
HSBC Bank Plc,
0.51%, 11/28/12(d)	390,000	388,674,000
ING US Funding LLC,
0.49%, 5/18/12(d)	300,000	299,812,167
Kells Funding LLC(c):
0.61%, 4/16/12(a)	50,000	50,000,000
0.46%, 6/06/12(d)	325,000	324,730,069
0.50%, 6/19/12(d)	150,000	149,837,500
0.56%, 7/02/12(d)	50,000	49,929,222
0.56%, 7/02/12(d)	75,000	74,893,833
0.61%, 7/06/12(d)	300,000	299,517,083
0.54%, 7/25/12	125,000	124,786,250
Mizuho Funding LLC,
0.51%, 4/05/12(c)(d)	96,500	96,495,899
Mont Blanc Capital Corp.,
0.48%, 6/04/12(d)	175,000	174,853,000
Nieuw Amsterdam Receivables Corp.(c)(d):
0.27%, 4/11/12	50,000	49,996,625
0.45%, 7/10/12	50,000	49,938,125
Nordea North America Inc.(d):
0.46%, 4/03/12	300,000	299,996,167
0.42%, 5/14/12	485,000	484,762,350
0.61%, 8/07/12	161,600	161,252,246
Oversea-Chinese Banking Corp. Ltd.,
0.57%, 8/13/12(d)	200,000	199,578,833
Regency Markets No. 1 LLC,
0.20%, 4/04/12(c)(d)	106,900	106,898,812
Royal Park Investment Funding Corp.(d):
1.00%, 4/10/12	150,000	149,966,667
1.00%, 4/11/12(c)	131,000	130,967,250
Scaldis Capital LLC,
0.50%, 4/11/12(c)(d)	356,500	356,455,437
Sheffield Receivables Corp.,
0.42%, 4/26/12(c)	79,500	79,477,740
Starbird Funding Corp.(c)(d):
0.48%, 4/02/12	83,500	83,500,000
0.45%, 4/05/12	100,000	99,996,250
Thames Asset Global Securitization No. 1 Inc.(d):
0.33%, 4/13/12	241,389	241,364,660
0.35%, 4/26/12	105,785	105,760,317
UBS Finance Delaware LLC,
0.20%, 5/02/12(d)	500,000	499,916,667
Victory Receivables Corp.(c)(d):
0.20%, 4/19/12	138,798	138,784,891
0.20%, 4/24/12	255,000	254,968,833
Westpac Banking Corp.(c):
0.50%, 6/29/12(d)	110,000	109,865,556
0.62%, 7/10/12(a)	350,000	350,000,000
0.50%, 8/01/12(d)	50,000	49,915,972
0.50%, 8/03/12(d)	75,000	74,871,875
Westpac Securities NZ Ltd.(c)(d):
0.56%, 7/05/12	120,000	119,824,533
0.53%, 7/18/12	250,000	249,606,181

Total Commercial Paper – 32.5%		10,229,947,727

Corporate Notes
JPMorgan Chase Bank NA,
0.60%, 4/19/13(a)	250,725	250,725,000

Total Corporate Notes – 0.8%		250,725,000

Time Deposits
Natixis,
0.20%, 4/02/12	382,000	382,000,000
Nordea Bank AB,
0.15%, 4/02/12(c)	800,000	800,000,000

Total Time Deposits – 3.7%		1,182,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae,
4.75%, 2/21/13	70,304	73,152,795
Fannie Mae Discount Notes(d):
0.06%, 5/16/12	21,429	21,427,428
0.10%, 6/20/12	60,000	59,987,492
0.18%, 7/16/12	450,000	449,768,125

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations (concluded)
Fannie Mae Variable Rate Notes(a):
0.26%, 8/23/12	$200,000	$200,015,956
0.30%, 1/10/13	250,000	249,960,957
0.41%, 5/17/13	304,000	303,894,670
0.21%, 11/08/13	170,000	169,917,420
Federal Farm Credit Bank Variable Rate Notes(a):
0.22%, 4/27/12	144,460	144,458,488
0.19%, 3/07/14	40,000	39,992,876
Federal Home Loan Bank:
0.09%, 5/09/12	100,000	99,998,373
0.15%, 5/25/12	20,000	19,998,901
0.17%, 1/24/13	44,910	44,910,806
0.13%, 2/01/13	200,000	199,921,236
0.16%, 2/06/13	200,000	199,978,415
0.17%, 2/06/13	294,500	294,492,517
0.17%, 2/13/13	100,000	99,997,497
0.21%, 4/12/13(a)	114,500	114,482,825
0.29%, 7/08/13(a)	50,000	50,000,000
Federal Home Loan Bank Discount Notes(d):
0.08%, 4/25/12	100,000	99,994,889
0.08%, 4/27/12	115,000	114,993,611
0.06%, 5/11/12	142,000	141,990,001
0.12%, 6/25/12	25,000	24,993,000
Freddie Mac Discount Notes(d):
0.06%, 5/21/12	50,000	49,995,917
0.09%, 5/29/12	200,000	199,971,500
0.06%, 6/18/12	189,800	189,773,880
0.06%, 6/19/12	75,000	74,990,250
0.06%, 6/25/12	36,700	36,694,862
0.12%, 7/24/12	200,000	199,924,667
0.17%, 9/18/12	250,000	249,800,486
Freddie Mac Variable Rate Notes(a):
0.20%, 3/21/13	270,040	269,934,556
0.36%, 9/03/13	227,900	227,834,615
0.18%, 9/13/13	884,785	884,007,689
0.21%, 11/04/13	309,000	308,950,991

Total U.S. Government Sponsored Agency Obligations – 18.8%		5,910,207,691

U.S. Treasury Obligations
U.S. Treasury Bill:
0.13%, 8/16/12	200,000	199,905,556
0.13%, 8/23/12	410,000	409,787,884
0.14%, 9/06/12	250,000	249,850,632
U.S. Treasury Note:
1.38%, 5/15/12	450,000	450,594,358
1.38%, 10/15/12	200,000	201,362,405
0.38%, 10/31/12	300,000	300,471,942
1.38%, 11/15/12	250,000	251,960,433
3.38%, 11/30/12	175,000	178,752,803

Total U.S. Treasury Obligations – 7.1%		2,242,686,013

Repurchase Agreements
Banc of America Securities LLC, 0.20%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $320,005,333, collateralized by various non-U.S. government debt securities, 0.00% to 12.75%, due 7/15/12 to 12/11/49, par and fair value of $2,726,052,624 and $334,505,489, respectively)	320,000	320,000,000
BNP Paribas Securities Corp., 0.13%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $100,001,083, collateralized by U.S. Treasury Obligations, 0.38%, due 3/15/15, par and fair value of $102,344,700 and $102,000,090, respectively)	100,000	100,000,000

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (concluded)
BNP Paribas Securities Corp., 0.20%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $310,005,167, collateralized by various non-U.S. government debt securities, 0.77% to 9.88%, due 6/1/12 to 7/1/39, par and fair value of $295,123,488 and $319,533,409, respectively)	$310,000	$310,000,000
Citigroup Global Markets Inc., 0.30%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $69,001,725, collateralized by U.S. Treasury obligations, 3.13%, due 2/15/42, par and fair value of $72,090,200 and $70,380,038, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.45%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $190,007,125, collateralized by various non-U.S. government debt securities, 0.00% to 7.50%, due 4/2/12 to 7/1/47, par and fair value of $209,934,085 and $208,909,078, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.54%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $250,011,250, collateralized by various U.S. government obligations and various non-U.S. government debt securities, 0.07% to 5.99%, due 12/19/13 to 2/25/31, par and fair value of $455,299,427 and $261,268,864, respectively)	250,000	250,000,000
Deutsche Bank Securities Inc., 0.15%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $30,000,375, collateralized by various U.S. government obligations, 3.49 to 4.39%, due 5/1/40 to 4/1/41, par and fair value of $40,880,165 and $30,900,001, respectively)	30,000	30,000,000
Greenwich Capital Markets, Inc., 0.25%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $140,002,917, collateralized by various U.S. government obligations, 2.50% to 6.00%, due 6/20/18 to 4/20/61, par and fair value of $183,284,138 and $142,800,442, respectively)	140,000	140,000,000
HSBC Securities (USA) Inc., 0.18%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $100,001,500, collateralized by various non-U.S. government debt securities, 1.50% to 4.10%, due 2/17/13 to 12/12/14, par and fair value of $99,765,000 and $103,000,686, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.45%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $60,002,250, collateralized by various non-U.S. government debt securities, 5.88% to 11.75%, due 10/1/13 to 12/31/49, par and fair value of $63,880,000 and $63,001,122, respectively)	60,000	60,000,000
Merrill Lynch & Co. Inc., 0.25%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $100,002,083, collateralized by various U.S. government obligations, 2.06% to 5.46%, due 1/1/18 to 9/1/46, par and fair value of $389,942,979 and $102,000,000, respectively)	100,000	100,000,000
Morgan Stanley & Co. Inc., 0.18%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $90,001,350, collateralized by various U.S. government obligations, 2.90% to 5.00%, due 9/1/39 to 3/1/42 , par and fair value of $96,757,382 and $91,800,000, respectively)	90,000	90,000,000
RBS Securities Inc., 0.17%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $120,001,700, collateralized by various U.S. government obligations, 3.00% to 5.00%, due 3/1/25 to 3/1/42, par and fair value of $124,774,969 and $122,401,850, respectively)	120,000	120,000,000

Total Repurchase Agreements – 6.0%		1,879,000,000

Total Investments (Cost – $ 31,600,866,433*) – 100.3%		31,600,866,433
Liabilities in Excess of Other Assets – (0.3)%		(100,471,101)

Net Assets – 100.0%		$31,500,395,332

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rate shown reflects the discount rate at the time of purchase.

Schedule of Investments (concluded)	Money Market Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$31,600,866,433	–	$31,600,866,433

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value. Cash in the amount of $303,849 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 0.9%
National Australia Bank, Ltd.,
0.47%, 12/20/12(a)	$87,000	$87,000,000
Yankee(b)
Bank of Montreal, Chicago,
0.15%, 4/05/12	150,000	150,000,000
Bank of Nova Scotia, Houston:
0.30%, 4/12/12	105,000	105,000,000
0.48%, 6/26/12	53,000	53,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.50%, 4/03/12	165,000	165,000,000
0.41%, 5/01/12	175,000	175,000,000
0.42%, 5/15/12	45,000	45,001,072
Barclays Bank Plc, New York:
0.50%, 5/16/12	119,000	119,000,000
0.59%, 7/13/12	135,000	135,000,000
Deutsche Bank AG, New York,
0.41%, 6/15/12	90,000	90,000,000
Mizuho Corporate Bank Ltd., New York,
0.47%, 4/16/12	200,000	200,000,000
National Australia Bank Ltd., New York:
0.30%, 4/12/12	100,000	100,000,000
0.39%, 4/13/12(a)	150,000	150,000,000
0.49%, 6/18/12	50,000	50,000,000
Natixis, New York,
0.45%, 5/02/12	150,000	150,000,000
Norinchukin Bank,
0.17%, 4/03/12	150,000	150,000,000
Royal Bank of Canada, New York,
0.55%, 5/03/12(a)	175,000	175,000,000
Societe Generale SA, New York,
0.48%, 5/01/12	228,000	228,000,000
Sumitomo Mitsui Banking Corp., New York,
0.46%, 4/11/12	100,000	100,000,000
Svenska Handelsbanken AB, New York,
0.45%, 5/16/12	70,000	70,000,000
Westpac Banking Corp., New York,
0.34%, 4/04/12(a)	35,000	35,000,001

Total Certificates of Deposit – 26.4%		2,532,001,073

Commercial Paper
Alpine Securitization Corp.(c):
0.19%, 4/12/12	80,275	80,270,763
0.19%, 4/17/12	100,000	99,992,083
Antalis US Funding Corp,
0.52%, 5/03/12(c)(d)	49,000	48,978,059
ASB Finance, Ltd.,
0.51%, 8/20/12(c)(d)	122,723	122,481,986
Atlantis One Funding Corp.(c)(d):
0.40%, 5/09/12	200,000	199,917,778
0.38%, 6/01/12	100,000	99,936,667
Barton Capital Corp.(c)(d):
0.46%, 4/03/12	44,500	44,499,431
0.42%, 4/13/12	20,000	19,997,433
BNZ International Funding, Ltd.,
0.50%, 8/08/12(c)(d)	30,790	30,735,262
Bryant Park Funding LLC,
0.17%, 4/09/12(c)(d)	68,535	68,532,734
Commonwealth Bank of Australia,
0.06%, 6/22/12(c)(d)	35,493	35,488,442
DNB NOR Bank ASA,
0.53%, 4/12/12(c)(d)	125,000	124,981,597
HSBC Bank Plc,
0.51%, 11/28/12(c)	110,000	109,626,000
ING US Funding LLC,
0.49%, 5/18/12(c)	100,000	99,937,389
Kells Funding LLC(c)(d):
0.50%, 6/19/12	85,000	84,907,917
0.61%, 7/06/12	200,000	199,678,056
Matchpoint Master Trust,
0.48%, 4/04/12(c)(d)	100,000	99,997,333
Mizuho Funding LLC(c)(d):
0.43%, 5/02/12	125,000	124,955,729
0.45%, 5/10/12	86,525	86,483,901
Mont Blanc Capital Corp.,
0.49%, 6/11/12(c)	100,000	99,904,722
National Australia Funding Delaware Inc.,
0.42%, 4/16/12(c)(d)	40,060	40,053,535
Nieuw Amsterdam Receivables Corp.(c)(d):
0.20%, 4/17/12	70,000	69,994,167
0.46%, 7/09/12	30,000	29,962,433

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper (concluded)
Nordea North America Inc.,
0.61%, 8/07/12(c)	$100,000	$99,784,805
NRW.BANK,
0.25%, 4/04/12(c)	70,000	69,999,028
Rabobank USA Finance Corp.,
0.42%, 5/11/12(c)	100,000	99,954,500
Scaldis Capital LLC,,
0.50%, 4/11/12(c)(d)	100,500	100,487,437
Starbird Funding Corp.,,
0.48%, 4/02/12(c)(d)	25,000	25,000,000
Victory Receivables Corp.(c)(d):
0.20%, 4/24/12	100,000	99,987,778
0.20%, 5/02/12	125,000	124,979,167
Westpac Banking Corp.:
0.50%, 6/28/12(c)(d)	100,000	99,879,167
0.50%, 7/09/12(c)(d)	80,000	79,891,111
0.62%, 7/10/12(a)(d)	115,000	115,000,000

Total Commercial Paper – 30.6%		2,936,276,410

Corporate Notes
JPMorgan Chase Bank NA,
0.59%, 4/19/13(a)	121,710	121,710,000
Time Deposits
Nordea Bank AB,
0.15%, 4/02/12(d)	200,000	200,000,000

Total Time Deposits – 2.1%		200,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(c):
0.07%, 5/02/12	16,650	16,649,029
0.06%, 5/21/12	471,302	471,262,219
0.18%, 7/16/12	150,000	149,922,708
Fannie Mae Variable Rate Notes(a):
0.23%, 7/26/12	125,000	124,992,134
0.26%, 8/23/12	100,000	100,007,978
0.30%, 1/10/13	121,000	120,981,103
0.41%, 5/17/13	103,000	102,964,313
Federal Home Loan Bank:
0.15%, 5/25/12	10,000	9,999,450
0.20%, 12/06/12	100,000	100,018,488
0.18%, 2/01/13	34,000	34,002,049
0.17%, 2/01/13	75,000	74,998,125
0.17%, 2/06/13	50,000	49,998,833
0.20%, 3/01/13	50,000	49,989,556
Federal Home Loan Bank Discount Notes,
0.07%, 5/04/12(c)	42,500	42,497,356
Freddie Mac Discount Notes,
0.06%, 5/29/12(c)	100,000	99,990,500
Freddie Mac Variable Rate Notes(a):
0.36%, 9/03/13	75,000	74,978,482
0.18%, 9/13/13	396,700	396,351,487
0.21%, 11/04/13	100,000	99,984,139

Total U.S. Government Sponsored Agency Obligations – 22.1%		2,119,587,949

U.S. Treasury Obligations
U.S. Treasury Bill(c):
0.13%, 8/16/12	120,000	119,943,334
0.13%, 8/23/12	100,000	99,948,361
0.14%, 9/06/12	75,000	74,955,189
U.S. Treasury Note:
1.38%, 10/15/12	65,000	65,442,782
1.38%, 11/15/12	100,000	100,784,173
3.38%, 11/30/12	100,000	102,144,459

Total U.S. Treasury Obligations – 5.9%		563,218,298

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Banc of America Securities LLC, 0.20%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $180,003,000, collateralized by various non-U.S. government debt securities, 0.00% to 7.88%, due 3/25/16 to 7/25/48, par and fair value of 319,078,513 and $187,814,675, respectively)	$180,000	$180,000,000
BNP Paribas Securities Corp., 0.13%, 4/2/11 (Purchased on 3/30/12 to be repurchased at $400,004,333, collateralized by various U.S. government obligations, 0.00% to 5.86%, due 4/27/12 to 10/15/40, par and fair value of $398,687,581 and $408,000,774, respectively)	400,000	400,000,000
BNP Paribas Securities Corp., 0.20%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $220,003,667, collateralized by various non-U.S. government debt securities, 0.00% to 8.88%, due 2/13/13 to 4/15/24, par and fair value of $200,738,102 and $226,600,000, respectively)	220,000	220,000,000
Deutsche Bank Securities Inc., 0.15%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $100,001,250, collateralized by various U.S. government obligations, 0.00% to 4.50%, due 8/1/35 to 10/1/40, par and fair value of $520,484,351 and $103,000,000, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.25%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $110,002,292, collateralized by various non-U.S. government debt securities, 0.94% to 5.53%, due 7/15/19 to 5/15/47, par and fair value of $119,025,000 and $115,504,458, respectively)	110,000	110,000,000
JPMorgan Securities Inc., 0.45%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $30,001,125, collateralized by non-U.S. government debt securities, 7.00%, due 6/30/21, par and fair value of $39,695,000 and $31,503,829, respectively)	30,000	30,000,000
RBS Securities Inc., 0.17%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $90,001,275, collateralized by various U.S. government obligations, 3.00% to 5.50%, due 3/1/27 to 4/1/42, par and fair value of $101,946,075 and $91,804,059, respectively)	90,000	90,000,000

Total Repurchase Agreements – 11.8%		1,130,000,000

Total Investments (Cost – $ 9,602,793,730*) – 100.1%		9,602,793,730
Liabilities in Excess of Other Assets – (0.1)%		(6,083,602)

Net Assets – 100.0%		$9,596,710,128

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$9,602,793,730	–	$9,602,793,730

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Bank overdraft in the amount of $9,686,242 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.05%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $2,000,008, collateralized by U.S. Treasury obligations, 0.00%, due 8/30/12, par and fair value of $2,041,100 and $2,040,053, respectively)	$2,000	$2,000,000
Credit Suisse Securities (USA) LLC, 0.08%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $1,000,007, collateralized by U.S. Treasury obligations, 3.63%, due 2/15/21, par and fair value of $895,000 and $1,021,429, respectively)	1,000	1,000,000
Deutsche Bank Securities Inc., 0.15%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $1,000,013, collateralized by U.S. government obligations, 1.63%, due 11/19/14, par and fair value of $987,000 and $1,020,226, respectively)	1,000	1,000,000
Goldman Sachs & Co. Inc., 0.15%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $1,000,013, collateralized by U.S. government obligations, 4.50%, due 4/1/41, par and fair value of $1,231,015 and $1,020,000, respectively)	1,000	1,000,000
HSBC Securities (USA) Inc., 0.06%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $1,475,007, collateralized by U.S. Treasury obligations, 4.75%, due 2/15/37, par and fair value of $1,175,000 and $1,510,382,respectively)	1,475	1,475,000
JPMorgan Securities LLC, 0.06%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $1,000,005, collateralized by U.S. Treasury obligations, 0.75%, due 12/15/13, par and fair value of $1,015,000 and $1,024,695, respectively)	1,000	1,000,000
Morgan Stanley & Co. LLC, 0.08%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $1,000,007, collateralized by U.S. Treasury obligations, 0.00%, due 9/20/12, par and fair value of $1,020,700 and $1,020,037, respectively)	1,000	1,000,000

Total Repurchase Agreements – 100.0%		8,475,000

Total Investments (Cost – $ 8,475,000*) – 100.0%		8,475,000
Liabilities in Excess of Other Assets – 0.0%		(3,892)

Net Assets – 100.0%		$8,471,108

*	Cost for federal income tax purposes.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)	Government Money Market Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$8,475,000	–	$8,475,000

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value. Cash in the amount of $1,246 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Schedule of Investments March 31, 2012 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bill (a):
0.12%, 5/31/12	$10	$9,998
0.05%, 6/14/12	35,000	34,996,452
0.07%, 7/05/12	30,000	29,994,908
0.06%, 7/12/12	25,000	24,996,142
0.06%, 7/19/12	21,000	20,996,157
0.08%, 8/02/12	65,000	64,982,019
0.10%, 8/09/12	57,000	56,979,710
0.13%, 8/23/12	60,000	59,970,208
0.14%, 8/30/12	25,000	24,985,417
0.13%, 9/06/12	25,000	24,986,372
0.15%, 9/13/12	11,600	11,592,073
0.15%, 9/20/12	40,000	39,971,500
0.15%, 9/27/12	15,000	14,988,875
0.10%, 11/15/12	25,000	24,984,236
0.18%, 3/07/13	14,969	14,943,651
U.S. Treasury Note:
1.38%, 5/15/12	15,000	15,019,813
0.38%, 8/31/12	9,000	9,009,722
1.38%, 9/15/12	12,000	12,065,963
1.38%, 10/15/12	5,000	5,033,177
1.38%, 11/15/12	9,000	9,066,427
1.38%, 3/15/13	8,000	8,088,773

Total U.S. Treasury Obligations – 29.7%		507,661,593

Repurchase Agreements
BNP Paribas Securities Corp., 0.05%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $174,000,725, collateralized by U.S. Treasury obligations, 4.25%, due 8/15/15, par and fair value of $157,565,689 and $177,480,001, respectively)	174,000	174,000,000
Citigroup Global Markets Inc., 0.06%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $80,000,400, collateralized by U.S. Treasury obligations, 4.25%, due 11/15/40, par and fair value of $67,511,200 and $81,600,053, respectively)	80,000	80,000,000
Credit Suisse Securities (USA) LLC, 0.08%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $211,001,407, collateralized by various U.S. Treasury obligations, 0.13% to 3.00%, due 4/15/13 to 9/30/16, par and fair value of $198,498,000 and $215,224,990, respectively)	211,000	211,000,000
Deutsche Bank Securities Inc., 0.05%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $164,000,683, collateralized by U.S. Treasury obligations, 1.25%, due 3/15/14, par and fair value of $164,294,900 and $167,280,058, respectively)	164,000	164,000,000
HSBC Securities (USA) Inc., 0.06%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $80,860,404, collateralized by various U.S. Treasury obligations, 1.75% to 4.75%, due 5/31/16 to 2/15/37, par and fair value of $71,511,500 and $82,479,573, respectively)	80,860	80,860,000
JPMorgan Securities LLC, 0.06%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $167,000,835, collateralized by U.S. Treasury obligations, 6.00%, due 2/15/26, par and fair value of $121,195,000 and $170,346,075 respectively)	167,000	167,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.03%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $50,000,125, collateralized by various U.S. Treasury obligations, 0.13% to 0.63%, due 7/31/12 to 9/30/13, par and fair value of $50,964,500 and $51,000,081, respectively)	50,000	50,000,000
Morgan Stanley & Co. LLC, 0.08%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $226,298,509, collateralized by various U.S. Treasury obligations, 0.00% to 2.75%, due 9/20/12 to 2/15/19, par and fair value of $224,978,200 and $230,823,067, respectively)	226,297	226,297,000

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (concluded)
RBS Securities Inc., 0.07%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $50,000,292, collateralized by U.S. Treasury obligations, 1.25%, 3/15/14, par and fair value of $50,090,000 and $51,000,111, respectively)	$50,000	$50,000,000

Total Repurchase Agreements – 70.3%		1,203,157,000

Total Investments (Cost – $ 1,710,818,593*) – 100.0%		1,710,818,593
Other Assets Less Liabilities – 0.0%		78,055

Net Assets – 100.0%		$1,710,896,648

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,710,818,593	–	$1,710,818,593

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value. Cash in the amount of $740 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio
Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 23, 2012